UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212)	922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2009 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--10.2%
Autoliv	398,140 a	16,168,465
Gap	460,950	9,873,549
Home Depot	1,000,730	27,379,973
Hyatt Hotels, Cl. A	60,520 b	1,739,950
Limited Brands	669,660	11,109,659
Newell Rubbermaid	731,490 a	10,613,920
News, Cl. A	408,990	4,687,025
News, Cl. B	1,263,540 a	17,297,863
Omnicom Group	408,140	14,986,901
Target	395,990	18,437,294
Time Warner	334,583	10,278,390
Whirlpool	211,550 a	15,688,548
		158,261,537
Consumer Staples--10.4%
Clorox	263,290	15,868,488
Coca-Cola Enterprises	870,330	17,101,985
CVS Caremark	567,260	17,590,733
Energizer Holdings	132,620 b	7,471,811
Kroger	497,860	11,321,336
Nestle, ADR	468,660	22,223,857
PepsiCo	633,837	39,437,338
Philip Morris International	406,039	19,526,416
Unilever, ADR	379,800	11,215,494
		161,757,458
Energy--11.0%
Anadarko Petroleum	278,910	16,603,512
Chevron	400,340	31,242,534
ConocoPhillips	366,600	18,978,882
ENSCO International	288,690 a	12,702,360
Hess	356,060	20,637,238

Newfield Exploration	333,530 b	14,101,648
Occidental Petroleum	433,200	34,998,228
XTO Energy	497,825	21,127,693
		170,392,095
Exchange Traded Funds--1.1%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	147,680 a	16,235,939
Financial--14.4%
Bank of America	2,394,530	37,953,300
BlackRock	46,627 a	10,588,059
Citigroup	3,249,300	13,354,623
Franklin Resources	134,680	14,549,480
Genworth Financial, Cl. A	989,780 b	10,659,931
Goldman Sachs Group	144,640	24,539,622
JPMorgan Chase & Co.	909,906	38,661,906
Lincoln National	511,410	11,716,403
MetLife	416,540	14,241,503
Morgan Stanley	662,170	20,911,329
State Street	297,600	12,290,880
Wells Fargo & Co.	502,520	14,090,661
		223,557,697
Health Care--15.5%
Abbott Laboratories	311,910	16,995,976
Alexion Pharmaceuticals	241,600 a,b	10,956,560
AmerisourceBergen	749,100	18,495,279
Amgen	409,880 b	23,096,738
CIGNA	538,160	17,264,173
Covidien	219,880	10,294,782
Gilead Sciences	277,770 b	12,791,309
Hospira	213,490 a,b	10,023,355
King Pharmaceuticals	872,860 b	10,325,934
Merck & Co.	700,504	25,365,239
Pfizer	2,362,620	42,928,805
Roche Holding, ADR	188,310	7,705,645
Teva Pharmaceutical Industries,
ADR	167,010	8,816,458
Universal Health Services, Cl. B	184,460	10,309,469

Vertex Pharmaceuticals	385,780 a,b	14,975,980
		240,345,702
Industrial--9.7%
Cummins	237,190	10,649,831
Dover	234,650	9,592,492
FedEx	194,200	16,400,190
General Electric	755,146	12,097,439
Norfolk Southern	465,400	23,921,560
Parker Hannifin	304,810	16,447,548
Raytheon	413,780 a	21,322,083
Stanley Works	153,170 a	7,439,467
Textron	657,830 a	13,189,491
Tyco International	517,520	18,563,442
		149,623,543
Information Technology--19.5%
Apple	192,620 b	38,506,664
BMC Software	145,510 b	5,635,602
Cisco Systems	1,425,204 b	33,349,774
EMC	1,037,600 b	17,462,808
Flextronics International	1,449,670 b	10,249,167
Google, Cl. A	62,790 b	36,606,570
Hewlett-Packard	614,280	30,136,577
International Business Machines	280,530	35,444,965
Microsoft	1,247,346	36,684,446
Motorola	1,668,680	13,366,127
NetApp	406,320 b	12,522,782
Sybase	313,670 a,b	12,622,081
Teradata	352,823 b	10,337,714
Vishay Intertechnology	1,180,580 b	8,559,205
		301,484,482
Materials--4.2%
Dow Chemical	692,060	19,225,427
E.I. du Pont de Nemours & Co.	535,540	18,518,973
Owens-Illinois	228,730 b	7,152,387
Vale, ADR	716,440 a	20,540,335
		65,437,122
Telecommunication Services--1.6%

AT & T	930,509	25,067,912
Utilities--2.3%
American Electric Power	297,400	9,573,306
Mirant	490,960 b	6,991,270
Sempra Energy	360,390	19,151,125
		35,715,701
Total Common Stocks
(cost $1,269,389,251)		1,547,879,188

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,156,000)	3,156,000 [c]	3,156,000
Investment of Cash Collateral for
Securities Loaned--5.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $87,638,221)	87,638,221 [c]	87,638,221

Total Investments (cost $1,360,183,472)	105.8%	1,638,673,409
Liabilities, Less Cash and Receivables	(5.8%)	(89,347,042)
Net Assets	100.0%	1,549,326,367

ADR - American Depository Receipts

a All of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is
$85,575,127 and the total market value of the collateral held by the fund is $87,638,221.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2009 , the aggregate cost of investment securities for income tax purposes was $1,360,183,472. Net unrealized appreciation on investments was $278,489,937 of which $316,507,025 related to appreciated investment securities and $38,017,088 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,434,723,828	-	-	1,434,723,828
Equity Securities - Foreign+	96,919,421	-	-	96,919,421
Mutual Funds/Exchange Traded	107,030,160	-	-	107,030,160
Funds

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2009 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--12.7%
Carnival	34,080 a	1,091,582
Gap	29,140	624,179
Home Depot	60,650	1,659,384
Johnson Controls	70,520	1,907,566
Limited Brands	37,160	616,484
News, Cl. A	217,770	2,495,644
Omnicom Group	70,370	2,583,986
Staples	57,210	1,334,137
Time Warner	125,700	3,861,504
		16,174,466
Consumer Staples--7.0%
Clorox	11,120	670,202
CVS Caremark	73,230	2,270,862
Kellogg	27,160	1,428,073
PepsiCo	52,650	3,275,883
Philip Morris International	25,980	1,249,378
		8,894,398
Energy--16.0%
Chevron	82,066	6,404,430
ConocoPhillips	60,770	3,146,063
Devon Energy	9,810	660,704
Marathon Oil	49,840	1,625,781
Occidental Petroleum	72,040	5,820,112
XTO Energy	64,847	2,752,107
		20,409,197
Financial--23.6%
Aflac	12,020	553,280
American Express	19,070	797,698
Ameriprise Financial	33,900	1,292,268
Bank of America	214,928	3,406,609

Capital One Financial	10,930	419,275
Fidelity National Financial, Cl. A	72,120	1,001,747
Franklin Resources	13,050	1,409,792
Goldman Sachs Group	12,670	2,149,592
JPMorgan Chase & Co.	172,709	7,338,405
Marsh & McLennan Cos.	27,410	618,096
MetLife	52,180	1,784,034
Morgan Stanley	65,720	2,075,438
People's United Financial	38,920	634,007
Prudential Financial	29,630	1,477,056
State Street	13,990	577,787
Travelers Cos.	29,211	1,530,364
Wells Fargo & Co.	108,080	3,030,563
		30,096,011
Health Care--10.2%
AmerisourceBergen	74,040	1,828,047
Amgen	12,010 a	676,763
Johnson & Johnson	18,650	1,171,966
Merck & Co.	88,640	3,209,654
Pfizer	277,788	5,047,408
WellPoint	20,820 a	1,124,905
		13,058,743
Industrial--7.7%
Dover	38,990	1,593,911
Eaton	22,710	1,451,169
Emerson Electric	15,250	631,503
General Electric	114,702	1,837,526
Honeywell International	19,930	766,707
Norfolk Southern	40,440	2,078,616
Raytheon	13,120	676,074
Waste Management	22,640 b	743,498
		9,779,004
Information Technology--10.9%
Cisco Systems	126,110 a	2,950,974
Hewlett-Packard	68,380	3,354,723
Microsoft	139,060	4,089,755
Texas Instruments	32,960	833,558

Tyco Electronics	77,490	1,798,543
Western Union	45,060	831,357
		13,858,910
Materials--4.0%
Air Products & Chemicals	7,130	591,291
Dow Chemical	58,590	1,627,630
E.I. du Pont de Nemours & Co.	10,970	379,343
Freeport-McMoRan Copper & Gold	17,250 a	1,428,300
Packaging Corp. of America	54,780	1,091,218
		5,117,782
Telecommunication Services--3.8%
AT & T	77,665	2,092,295
CenturyTel	25,960	923,916
Windstream	191,352	1,898,212
		4,914,423
Utilities--4.0%
Entergy	27,240	2,142,426
Exelon	20,370	981,427
NRG Energy	20,230 a	484,306
Questar	36,930	1,465,013
		5,073,172
Total Common Stocks
(cost $113,376,370)		127,376,106

Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $692,784)	692,784 [c]	692,784

Total Investments (cost $114,069,154)	100.4%	128,068,890
Liabilities, Less Cash and Receivables	(.4%)	(584,272)
Net Assets	100.0%	127,484,618

a Non-income producing security.
b A portion of this security is on loan. At November 30, 2009, the total market value of the fund's security on loan is $669,148 and the total market value of the collateral held by the fund is $692,784. c Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $114,069,154.

Net unrealized appreciation on investments was $14,020,330 of which $18,944,839 related to appreciated investment securities and $4,924,509 related to depreciated investment securities.

STATEMENT OF OPTIONS WRITTEN
November 30, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
Franklin Resources,
January 2010 @ 125
(Premiums received $25,794)	13,000	a	(5,200)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	127,376,106	-	-	127,376,106
Mutual Funds	692,784	-	-	692,784
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	(5,200)	-	-	(5,200)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
November 30, 2009 (Unaudited)
BNY Mellon Mid Cap Stock Fund

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--14.8%
American Eagle Outfitters	844,700	12,991,486
Apollo Group, Cl. A	88,200 a,b	5,033,574
Autoliv	311,600 a	12,654,076
Big Lots	41,500 a,b	956,990
Brinker International	374,800	5,172,240
Children's Place Retail Stores	358,100 b	11,430,552
Coach	283,100	9,837,725
Darden Restaurants	214,000	6,726,020
GameStop, Cl. A	480,400 a,b	11,726,564
Guess?	268,700 a	9,955,335
MDC Holdings	187,200	5,557,968
Priceline.com	63,500 a,b	13,596,620
Regal Entertainment Group, Cl. A	782,200	10,716,140
Strayer Education	34,900 a	6,892,750
Toll Brothers	373,800 a,b	7,285,362
Tupperware Brands	248,400	11,563,020
Urban Outfitters	574,000 a,b	18,161,360
WABCO Holdings	291,600 b	6,890,508
Warnaco Group	230,000 a,b	9,363,300
WMS Industries	273,500 b	10,633,680
		187,145,270
Consumer Staples--3.7%
Coca-Cola Enterprises	307,600	6,044,340
Dr. Pepper Snapple Group	218,200	5,714,658
Energizer Holdings	78,300 b	4,411,422
Hansen Natural	104,400 b	3,650,868
Herbalife	148,000	6,207,120
Hormel Foods	152,100 a	5,706,792
Smithfield Foods	603,600 a,b	9,343,728
SUPERVALU	392,800	5,432,424
		46,511,352

Energy--7.4%
Alpha Natural Resources	171,800 b	6,356,600
Complete Production Services	453,510 b	4,711,969
Forest Oil	452,900 b	8,297,128
Helmerich & Payne	315,100 a	11,832,005
Mariner Energy	610,200 a,b	7,633,602
Massey Energy	209,600 a	7,893,536
Newfield Exploration	328,300 b	13,880,524
PetroHawk Energy	416,300 b	9,300,142
Pioneer Natural Resources	147,700 a	6,107,395
Plains Exploration & Production	337,600 b	9,186,096
Pride International	254,600 a,b	8,052,998
Seahawk Drilling	0 b	3
		93,251,998
Financial--18.5%
Affiliated Managers Group	98,000 a,b	6,390,580
Alexandria Real Estate Equities	183,200 a,c	10,326,984
AMB Property	498,500 a,c	11,739,675
AmeriCredit	475,200 b	8,767,440
Apollo Investment	435,900 a	4,193,358
Assured Guaranty	252,200	5,719,896
Cullen/Frost Bankers	197,200 a	9,469,544
Digital Realty Trust	134,800 a,c	6,559,368
Endurance Specialty Holdings	116,300 a	4,348,457
Fidelity National Financial, Cl. A	1,001,400	13,909,446
Fifth Third Bancorp	813,000	8,195,040
Forest City Enterprises, Cl. A	636,800 a,b	6,832,864
Genworth Financial, Cl. A	742,500 b	7,996,725
Hartford Financial Services Group	260,100	6,362,046
Host Hotels & Resorts	1,294,300 a	13,616,036
Invesco	296,500	6,597,125
Legg Mason	200,100 a	5,660,829
Liberty Property Trust	447,900 c	13,275,756
Old Republic International	876,860 a	9,329,790
Raymond James Financial	420,700	10,218,803
Rayonier	324,086 a,c	12,879,178
Realty Income	440,700 a,c	11,145,303

Reinsurance Group of America	244,300	11,359,950
SVB Financial Group	321,600 a,b	12,175,776
Waddell & Reed Financial, Cl. A	292,300	8,514,699
Washington Federal	513,200	9,776,460
		235,361,128
Health Care--12.5%
Beckman Coulter	170,200	11,056,192
C.R. Bard	81,800	6,724,778
Cephalon	105,300 a,b	5,786,235
Cerner	100,700 a,b	7,581,703
DaVita	113,800 b	6,741,512
Endo Pharmaceuticals Holdings	434,800 b	9,578,644
Hill-Rom Holdings	374,000	8,295,320
Life Technologies	129,200 b	6,431,576
LifePoint Hospitals	336,000 b	9,754,080
Lincare Holdings	272,100 a,b	9,664,992
Mylan	406,700 a,b	7,267,729
Omnicare	456,700	10,586,306
Resmed	113,100 a,b	5,685,537
STERIS	272,200	8,794,782
Thoratec	307,900 b	9,172,341
United Therapeutics	197,000 a,b	8,981,230
Vertex Pharmaceuticals	421,800 a,b	16,374,276
WellCare Health Plans	291,700 b	9,623,183
		158,100,416
Industrial--14.7%
AGCO	313,500 b	9,502,185
AMETEK	306,850 a	11,218,436
BE Aerospace	480,700 b	9,263,089
Cooper Industries, Cl. A	104,700	4,469,643
Cummins	105,000	4,714,500
DryShips	871,100 a,b	5,331,132
FTI Consulting	74,000 a,b	3,423,240
IDEX	291,700 a	8,643,071
JB Hunt Transport Services	321,900	10,255,734
Joy Global	267,300	14,311,242
Kansas City Southern	213,900 a,b	6,123,957

KBR	474,600	8,841,798
Manpower	250,700	12,349,482
Monster Worldwide	435,500 b	6,362,655
Oshkosh	254,300 a	10,103,339
Parker Hannifin	118,100	6,372,676
Roper Industries	295,300 a	15,367,412
Textron	389,600 a	7,811,480
Trinity Industries	427,800 a	8,072,586
URS	124,500 b	5,172,975
Wabtec	197,200 a	7,592,200
Waste Connections	312,600 b	10,143,870
		185,446,702
Information Technology--15.3%
Amphenol, Cl. A	148,420	6,114,904
ANSYS	379,100 a,b	14,762,154
Avnet	465,200 b	12,676,700
Cognizant Technology Solutions,
Cl. A	287,200 b	12,616,696
CommScope	345,600 b	8,684,928
Cree	195,000 a,b	9,326,850
Equinix	124,400 a,b	11,966,036
F5 Networks	298,800 b	14,052,564
FormFactor	322,700 b	5,469,765
Global Payments	319,400 a	16,372,444
Lender Processing Services	238,800	9,977,064
ON Semiconductor	1,098,100 a,b	8,521,256
Palm	666,600 a,b	7,272,606
Rovi	338,100 b	10,078,761
Silicon Laboratories	205,200 b	8,665,596
Synopsys	470,300 b	10,567,641
Tech Data	233,800 a,b	9,845,318
Trimble Navigation	421,300 a,b	9,407,629
Western Digital	188,400 b	6,940,656
		193,319,568
Materials--7.3%
Albemarle	401,100	13,537,125
Cliffs Natural Resources	591,900	26,079,114

Cytec Industries	266,500	9,055,670
Louisiana-Pacific	1,178,500 b	7,353,840
Lubrizol	55,500	4,024,860
Owens-Illinois	204,100 b	6,382,207
Steel Dynamics	20,000	338,400
Terra Industries	419,900	16,199,742
United States Steel	220,400	9,843,064
		92,814,022
Telecommunication Services--.6%
SBA Communications, Cl. A	253,044 a,b	8,107,530
Utilities--4.4%
Energen	293,000	12,745,500
National Fuel Gas	254,100	11,899,503
Northeast Utilities	334,900	8,074,439
NV Energy	1,029,300	11,981,052
Wisconsin Energy	239,900	10,819,490
		55,519,984
Total Common Stocks
(cost $1,146,222,749)		1,255,577,970

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,296,000)	7,296,000 [d]	7,296,000
Investment of Cash Collateral for
Securities Loaned--15.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $194,930,995)	194,930,995 [d]	194,930,995
Total Investments (cost $1,348,449,744)	115.2%	1,457,804,965
Liabilities, Less Cash and Receivables	(15.2%)	(192,172,420)
Net Assets	100.0%	1,265,632,545

a All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $190,601,689 and the total market value of the collateral held by the fund is $194,930,995.

b Non-income producing security.
c Investment in Real Estate Investment Trust.
d Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,348,449,744. Net unrealized appreciation on investments was $109,355,221 of which $154,358,380 related to appreciated investment securities and $45,003,159 related to depreciated investment securities.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,237,592,762	-	-	1,237,592,762
Equity Securities - Foreign+	17,985,208	-	-	17,985,208
Mutual Funds	202,226,995	-	-	202,226,995

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Stock Fund
November 30, 2009 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Consumer Discretionary--13.0%
AnnTaylor Stores	233,700 a	3,267,126
Callaway Golf	451,100	3,234,387
Carter's	255,100 a	5,548,425
Children's Place Retail Stores	48,400 a	1,544,928
Collective Brands	164,900 a	3,189,166
Cracker Barrel Old Country Store	163,900	6,156,084
Deckers Outdoor	34,150 a,b	3,163,315
Group 1 Automotive	190,100 a	4,798,124
hhgregg	157,500 a	3,047,625
Hillenbrand	130,500	2,388,150
Men's Wearhouse	99,000 b	2,019,600
NutriSystem	224,700 b	5,550,090
OfficeMax	141,600 a,b	1,498,128
Pinnacle Entertainment	499,200 a,b	5,276,544
Regal Entertainment Group, Cl. A	479,800	6,573,260
Ruby Tuesday	50,000 a	316,500
Ryland Group	172,800	3,163,968
Tractor Supply	95,570 a,b	4,462,163
Vail Resorts	112,600 a,b	4,367,754
WABCO Holdings	174,300	4,118,709
Wolverine World Wide	118,030	3,018,027
		76,702,073
Consumer Staples--3.7%
Bare Escentuals	293,200 a	3,750,028
Cott	415,900 a	3,526,832
Green Mountain Coffee Roasters	66,000 a,b	4,156,680
Hain Celestial Group	204,000 a,b	3,537,360
Spartan Stores	209,500	2,897,385
Universal	96,900 b	4,157,979
		22,026,264

Energy--7.1%
Alpha Natural Resources	85,700 a	3,170,900
Bristow Group	194,200 a	6,664,944
ION Geophysical	878,600 a	4,779,584
Oil States International	87,800 a	3,149,386
Penn Virginia	181,700	3,292,404
Pioneer Drilling	442,900 a	2,683,974
St. Mary Land & Exploration	201,390	6,521,008
Tetra Tech	253,300 a	6,671,922
Tetra Technologies	498,000 a	5,159,280
		42,093,402
Exchange Traded Funds--.6%
iShares Nasdaq Biotechnology Index
Fund	47,340 b	3,711,929

Financial--20.5%
BioMed Realty Trust	446,640 c	6,114,502
Boston Private Financial Holdings	384,300	1,802,367
Brandywine Realty Trust	352,200	3,458,604
Cash America International	103,700	3,334,992
Columbia Banking System	291,100 b	4,270,437
Community Bank System	148,940 b	2,764,326
Delphi Financial Group, Cl. A	244,800	5,351,328
DiamondRock Hospitality	510,900 a	4,107,636
East West Bancorp	284,800 b	4,155,232
Endurance Specialty Holdings	52,950 b	1,979,801
Entertainment Properties Trust	135,870 b,c	4,292,133
Extra Space Storage	212,770 b,c	2,338,342
First Financial Bancorp	184,700	2,454,663
First Midwest Bancorp	304,140 b	3,172,180
Forest City Enterprises, Cl. A	435,200 a,b	4,669,696
Greenhill & Co.	32,710 b	2,670,771
Hancock Holding	128,100 b	5,303,340
Kilroy Realty	212,300 b,c	6,396,599
LaSalle Hotel Properties	281,100 c	5,236,893
National Retail Properties	252,400 b,c	5,058,096
Och-Ziff Capital Management Group,

Cl. A	268,900	3,146,130
Potlatch	124,700 b,c	3,671,168
ProAssurance	150,555 a	8,017,054
Prosperity Bancshares	152,680 b	6,081,244
Signature Bank	173,440 a	5,373,171
Stifel Financial	59,200 a	3,180,224
Tower Group	214,400	5,291,392
Umpqua Holdings	257,800 b	3,031,728
Wintrust Financial	167,600 b	4,352,572
		121,076,621
Health Care--11.9%
Almost Family	93,700 a,b	3,385,381
American Medical Systems Holdings	138,800 a	2,438,716
AMERIGROUP	111,180 a	2,636,078
AMN Healthcare Services	332,200 a	2,654,278
BioMarin Pharmaceutical	134,800 a,b	2,225,548
Chemed	105,600	4,771,008
HEALTHSOUTH	201,900 a	3,541,326
Healthways	281,200 a	4,828,204
Insulet	390,000 a,b	4,781,400
King Pharmaceuticals	347,890 a,b	4,115,539
Medicines	200,700 a	1,573,488
MEDNAX	125,280 a	7,041,989
Meridian Bioscience	75,075 b	1,554,803
PAREXEL International	359,000 a	4,311,590
PharMerica	160,600 a	2,417,030
Regeneron Pharmaceuticals	128,600 a	2,359,810
Syneron Medical	436,800 a,b	4,368,000
Thoratec	71,600 a	2,132,964
WellCare Health Plans	153,800 a	5,073,862
West Pharmaceutical Services	104,840 b	4,041,582
		70,252,596
Industrial--16.6%
AAR	203,400 a,b	3,795,444
ABM Industries	216,200	3,984,566
Acuity Brands	138,900 b	4,483,692
AGCO	88,100 a	2,670,311

Albany International, Cl. A	167,900	3,035,632
Baldor Electric	203,400 b	5,237,550
Belden	211,900	4,687,228
Brady, Cl. A	126,000	3,739,680
Cenveo	431,378 a	3,312,983
Continental Airlines, Cl. B	229,700 a,b	3,275,522
DryShips	541,200 a,b	3,312,144
EMCOR Group	230,600 a	5,488,280
Gardner Denver	130,800	4,895,844
Genesee & Wyoming, Cl. A	82,600 a,b	2,570,512
Healthcare Services Group	273,100	5,377,339
Heidrick & Struggles International	102,000	2,881,500
Kaydon	132,490 b	4,711,344
Middleby	52,800 a	2,368,080
Old Dominion Freight Line	114,500 a	3,031,960
Simpson Manufacturing	149,000	3,704,140
Stanley	89,600 a	2,390,528
Teledyne Technologies	157,830 a	5,290,462
Trinity Industries	226,100 b	4,266,507
Watsco	111,400 b	5,587,824
Watts Water Technologies, Cl. A	124,900 b	3,828,185
		97,927,257
Information Technology--15.6%
Blue Coat Systems	203,600 a	5,381,148
Brightpoint	558,200 a	4,007,876
Brooks Automation	268,200 a	1,965,906
Commvault Systems	82,400 a	1,713,920
comScore	247,100 a	3,956,071
Comtech Telecommunications	116,390 a	3,345,049
Concur Technologies	66,280 a,b	2,456,337
CyberSource	257,500 a,b	4,421,275
Cypress Semiconductor	271,300 a	2,596,341
DealerTrack Holdings	105,300 a	1,796,418
FEI	202,400 a	4,942,608
GSI Commerce	216,200 a	4,829,908
Littelfuse	188,900 a	4,945,402
MercadoLibre	48,000 a,b	2,369,280

Microsemi	353,420 a,b	5,382,587
Netezza	390,400 a	3,958,656
Plexus	194,170 a,b	5,273,657
Riverbed Technology	125,400 a,b	2,553,144
Skyworks Solutions	292,790 a	3,604,245
Stratasys	116,300 a	1,727,055
Take-Two Interactive Software	505,300 a,b	5,684,625
Taleo, Cl. A	191,000 a	3,946,060
TiVo	411,900 a	4,077,810
TTM Technologies	244,900 a	2,539,613
Varian Semiconductor Equipment
Associates	83,945 a	2,445,318
Wright Express	76,800 a	2,240,256
		92,160,565
Materials--3.3%
Century Aluminum	296,700 a,b	2,892,825
Cytec Industries	116,200	3,948,476
Olympic Steel	123,700 b	3,430,201
Rock-Tenn, Cl. A	83,410	3,767,630
Texas Industries	153,400	5,329,116
		19,368,248
Telecommunication Services--.6%
SBA Communications, Cl. A	114,030 a,b	3,653,521

Utilities--4.0%
Cleco	318,200 b	8,120,464
New Jersey Resources	296,050	10,429,842
NorthWestern	203,000	5,235,370
		23,785,676
Total Common Stocks
(cost $563,770,167)		572,758,152

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,050,000)	17,050,000 [d]	17,050,000

Investment of Cash Collateral for
Securities Loaned--13.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $78,421,575)	78,421,575 [d]	78,421,575

Total Investments (cost $659,241,742)	113.0%	668,229,727
Liabilities, Less Cash and Receivables	(13.0%)	(76,983,561)
Net Assets	100.0%	591,246,165

a	Non-income producing security.
b

All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $76,746,382 and the total market value of the collateral held by the fund is $78,421,575.

c	Investment in Real Estate Investment Trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $659,241,742.

Net unrealized appreciation on investments was $8,987,985 of which $42,261,484 related to appreciated investment securities and $33,273,499 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	558,996,799	-	-	558,996,799
Equity Securities - Foreign+	10,049,424	-	-	10,049,424
Mutual Funds/Exchange Traded	99,183,504	-	-	99,183,504
Funds

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
November 30, 2009 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--12.3%
Costco Wholesale	5,615	336,395
Johnson Controls	17,920	484,736
Lowe's Cos.	20,965	457,247
Walt Disney	19,330	584,153
		1,862,531
Consumer Staples--9.6%
Avon Products	14,420	493,885
Kraft Foods, Cl. A	14,460	384,347
Philip Morris International	11,815	568,183
		1,446,415
Energy--15.6%
Chevron	6,400	499,456
Occidental Petroleum	7,040	568,762
Plains Exploration & Production	14,450 a	393,185
Questar	11,000	436,370
Southwestern Energy	10,420 a	458,063
		2,355,836
Financial--13.8%
ACE	6,440 a	313,692
Invesco	21,475	477,819
JPMorgan Chase & Co.	17,445	741,238
U.S. Bancorp	22,895	552,456
		2,085,205
Health Care--9.7%
Abbott Laboratories	6,430	350,371
Covidien	9,005	421,614
Gilead Sciences	7,745 a	356,657
Teva Pharmaceutical Industries,
ADR	6,430	339,440
		1,468,082

Industrial--10.5%
Caterpillar	8,970	523,758
Honeywell International	14,420	554,737
Ingersoll-Rand	14,420	510,036
		1,588,531
Information Technology--22.0%
Apple	4,195 a	838,622
Google, Cl. A	1,355 a	789,965
Marvell Technology Group	39,440 a	608,165
MasterCard, Cl. A	2,840	684,042
Research In Motion	7,060 a	408,703
		3,329,497
Materials--6.0%
Air Products & Chemicals	5,015	415,894
Cliffs Natural Resources	10,990	484,219
		900,113
Total Common Stocks
(cost $14,706,598)		15,036,210

Other Investment--6.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $997,000)	997,000 [b]	997,000

Total Investments (cost $15,703,598)	106.1%	16,033,210
Liabilities, Less Cash and Receivables	(6.1%)	(915,516)
Net Assets	100.0%	15,117,694

ADR - American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $15,703,598.

Net unrealized appreciation on investments was $329,612 of which $447,209 related to appreciated investment securities and $117,597 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	14,288,067	-	-	14,288,067
Equity Securities - Foreign+	748,143	-	-	748,143
Mutual Funds	997,000	-	-	997,000

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Fund
November 30, 2009 (Unaudited)

Common Stocks--94.5%	Shares	Value ($)
Consumer Discretionary--19.2%
7 Days Group Holdings, ADR	26,986	319,514
American Eagle Outfitters	9,693	149,078
AnnTaylor Stores	12,717 a	177,784
ArvinMeritor	23,747 a	192,588
Bally Technologies	3,872 a	160,804
Callaway Golf	25,169	180,462
Carter's	8,953 a	194,728
Cenveo	32,200 a	247,296
Chico's FAS	12,167 a	171,190
Children's Place Retail Stores	5,962 a	190,307
Dollar Financial	8,331 a	203,443
GameStop, Cl. A	7,915 a	193,205
Guess?	4,937	182,916
Morgans Hotel Group	27,127 a	99,827
Navistar International	2,182 a	72,028
Phillips-Van Heusen	4,074	162,960
Priceline.com	611 a	130,827
Regal Entertainment Group, Cl. A	12,939	177,264
Strayer Education	581	114,748
TiVo	19,693 a	194,961
Urban Outfitters	6,471 a	204,742
Vail Resorts	4,762 a	184,718
Varian Semiconductor Equipment
Associates	7,298 a	212,591
Vitamin Shoppe	14,259	263,791
Warnaco Group	2,323 a	94,569
		4,476,341
Consumer Staples--2.2%
Diamond Foods	7,557	233,360
Green Mountain Coffee Roasters	2,395 a	150,837

Watsco	2,420	121,387
		505,584
Energy--6.5%
Atmos Energy	6,413	175,652
Cabot Oil & Gas	6,626	253,776
Complete Production Services	13,117 a	136,286
FMC Technologies	3,429 a	186,778
Forest Oil	5,668 a	103,838
New Jersey Resources	4,849	170,830
PetroHawk Energy	6,247 a	139,558
Pioneer Natural Resources	4,459	184,380
Rex Energy	17,136 a	155,081
		1,506,179
Exchange Traded Funds--1.0%
Claymore/NYSE Arca Airline	3,851 a	97,700
SPDR S&P Biotech	2,851	143,035
		240,735
Financial--21.3%
Arch Capital Group	3,499 a	244,370
Assured Guaranty	7,548	171,189
Axis Capital Holdings	6,048	169,284
Brandywine Realty Trust	22,733	223,238
Chimera Investment	35,175	141,755
Cullen/Frost Bankers	3,856	185,165
Douglas Emmett	13,597	186,551
Everest Re Group	1,781	151,580
Fidelity National Financial, Cl. A	10,794	149,929
First Midwest Bancorp	12,162	126,850
First Niagara Financial Group	9,056	119,449
FirstMerit	7,712	161,566
Forest City Enterprises, Cl. A	14,578 a	156,422
Forestar Group	10,039 a	186,223
GSI Commerce	10,026 a	223,981
Hancock Holding	3,531	146,183
Hartford Financial Services Group	5,338	130,567
Heidrick & Struggles International	5,215	147,324
Host Hotels & Resorts	6,002	63,141

Janus Capital Group	8,363	109,472
KKR Financial Holdings	40,247	222,968
Lender Processing Services	3,497	146,105
Monster Worldwide	10,129 a	147,985
OpenTable	10,013	265,044
PartnerRe	2,527	194,680
People's United Financial	11,592	188,834
ProAssurance	2,762 a	147,076
SCBT Financial	5,100	132,600
SLM	12,172 a	133,527
Territorial Bancorp	11,359	192,876
		4,965,934
Health Care--10.7%
Affymax	7,288 a	148,529
Alexion Pharmaceuticals	4,627 a	209,834
Chelsea Therapeutics International	30,341 a	67,054
DaVita	3,496 a	207,103
Dendreon	5,181 a	141,649
Genoptix	3,496 a	126,730
Healthcare Services Group	7,054	138,893
Human Genome Sciences	7,663 a	213,185
Icon, ADR	7,922 a	179,829
Illumina	2,105 a	60,877
Inspire Pharmaceuticals	39,568 a	230,286
Lincare Holdings	3,849 a	136,716
Thoratec	6,557 a	195,333
United Therapeutics	5,184 a	236,339
WellCare Health Plans	5,975 a	197,115
		2,489,472
Industrials--9.6%
AGCO	5,759 a	174,555
AMETEK	4,629	169,236
BE Aerospace	6,736 a	129,803
Continental Airlines, Cl. B	10,179 a	145,153
Excel Maritime Carriers	18,284 a	126,342
Goodrich	2,104	124,851
JB Hunt Transport Services	6,146	195,812

KBR	6,074	113,159
Manpower	3,064	150,933
Middleby	2,749 a	123,293
Rockwell Automation	2,421	105,289
Roper Industries	3,851	200,406
Ryland Group	7,304	133,736
Trinity Industries	8,024	151,413
UAL	11,609 a	90,086
URS	2,754 a	114,429
		2,248,496
Information Technology--12.1%
ArcSight	7,934 a	180,498
Avnet	4,168 a	113,578
CommScope	4,516 a	113,487
Equinix	1,419 a	136,494
F5 Networks	4,182 a	196,679
FormFactor	7,520 a	127,464
NCI, Cl. A	4,072 a	102,452
Netezza	13,264 a	134,497
ON Semiconductor	22,108 a	171,558
Pericom Semiconductor	14,885 a	153,464
Rackspace Hosting	5,827 a	107,858
Riverbed Technology	5,626 a	114,545
Rovi	6,732 a	200,681
Sybase	4,511 a	181,523
Synchronoss Technologies	12,732 a	171,627
Take-Two Interactive Software	22,778 a	256,252
Tech Data	3,495 a	147,174
Vocus	5,285 a	86,357
WMS Industries	3,497 a	135,963
		2,832,151
Materials--7.7%
Alpha Natural Resources	5,639 a	208,643
Century Aluminum	9,560 a	93,210
Cliffs Natural Resources	6,560	289,034
Cytec Industries	4,491	152,604
Ferro	28,189	182,383

Louisiana-Pacific	21,228 a	132,463
Owens-Illinois	5,817 a	181,898
Terra Industries	4,300	165,894
Thompson Creek Metals	8,626 a	103,339
Valmont Industries	1,655	126,839
WABCO Holdings	6,922	163,567
		1,799,874
Telecommunication Services--1.3%
SBA Communications, Cl. A	6,147 a	196,950
Tellabs	17,126 a	96,077
		293,027
Utilities--2.9%
DPL	8,807	236,556
Pepco Holdings	14,951	243,701
Wisconsin Energy	4,627	208,678
		688,935
Total Common Stocks
(cost $22,089,197)		22,046,728

Other Investment--7.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,849,000)	1,849,000 [b]	1,849,000
Total Investments (cost $23,938,197)	102.4%	23,895,728
Liabilities, Less Cash and Receivables	(2.4%)	(571,391)
Net Assets	100.0%	23,324,337

ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $23,938,197. Net unrealized depreciation on investments was $42,469 of which $458,665 related to appreciated investment securities and $501,134 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	21,317,704	-	-	21,317,704
Equity Securities - Foreign+	729,024	-	-	729,024
Mutual Funds	1,849,000	-	-	1,849,000

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
November 30, 2009 (Unaudited)

Common Stocks--133.1%	Shares	Value ($)
Consumer Discretionary--19.0%
Abercrombie & Fitch, Cl. A	10,780 a	430,445
Autoliv	43,550 a	1,768,565
Gap	24,780 a	530,788
Home Depot	65,810 a	1,800,562
Hyatt Hotels, Cl. A	3,310	95,163
Kohl's	9,310 a,b	494,733
Liberty Media-Starz, Ser. A	9,040 b	432,564
Limited Brands	64,180 a	1,064,746
Newell Rubbermaid	72,170 a	1,047,187
News, Cl. A	142,850 a	1,637,061
Nordstrom	12,460	416,787
Omnicom Group	39,460 a	1,448,971
Staples	31,370 a	731,548
Target	41,620 a	1,937,827
Time Warner	56,180 a	1,725,850
Whirlpool	15,320 a	1,136,131
		16,698,928
Consumer Staples--14.8%
Clorox	23,660 a	1,425,988
Coca-Cola Enterprises	81,570 a	1,602,850
CVS Caremark	50,040 a	1,551,740
Energizer Holdings	7,240 b	407,902
Kroger	45,160	1,026,938
Nestle, ADR	25,570 a	1,212,529
PepsiCo	49,510 a	3,080,512
Philip Morris International	42,014 a	2,020,453
Unilever, ADR	21,210	626,331
		12,955,243
Energy--10.4%
Anadarko Petroleum	9,840 a	585,775

Chevron	25,810 a	2,014,212
ConocoPhillips	23,290 a	1,205,723
ENSCO International	15,810 a	695,640
Hess	10,980 a	636,401
Newfield Exploration	18,310 a,b	774,147
Occidental Petroleum	19,960 a	1,612,568
XTO Energy	37,827 a	1,605,378
		9,129,844
Exchange Traded Funds--1.3%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	10,660	1,171,960
Financial--14.5%
Bank of America	128,630 a	2,038,785
BlackRock	2,605	591,543
Citigroup	184,740 a	759,281
Franklin Resources	7,400 a	799,422
Genworth Financial, Cl. A	54,420 a,b	586,103
Goldman Sachs Group	7,950	1,348,797
JPMorgan Chase & Co.	50,030 a	2,125,775
Lincoln National	28,120 a	644,229
MetLife	22,800 a	779,532
Morgan Stanley	37,000 a	1,168,460
State Street	16,360 a	675,668
SunTrust Banks	20,040 a	473,545
Wells Fargo & Co.	27,630 a	774,745
		12,765,885
Health Care--22.8%
Abbott Laboratories	17,040 a	928,510
Alcon	1,530 a	226,256
Alexion Pharmaceuticals	18,650 a,b	845,778
AmerisourceBergen	54,520 a	1,346,099
Amgen	22,100 a,b	1,245,335
Celgene	4,110 b	227,900
CIGNA	34,080 a	1,093,286
Covidien	37,470 a	1,754,345
Gilead Sciences	18,040 a,b	830,742
Henry Schein	3,190 b	158,415

Hospira	24,710 a,b	1,160,135
Inverness Medical Innovations	4,050 b	170,302
King Pharmaceuticals	87,810 a,b	1,038,792
Medco Health Solutions	8,210 a,b	518,544
MEDNAX	3,910 b	219,781
Merck & Co.	45,474	1,646,631
Mettler-Toledo International	2,220 b	220,846
Pfizer	128,050 a	2,326,669
Roche Holding, ADR	14,050 a	574,926
Teva Pharmaceutical Industries,
ADR	7,400 a	390,646
Thermo Fisher Scientific	4,860 b	229,538
Universal Health Services, Cl. B	16,710	933,922
Vertex Pharmaceuticals	31,340 a,b	1,216,619
Zimmer Holdings	12,630 a,b	747,317
		20,051,334
Industrial--12.2%
Cummins	19,500 a	875,550
Delta Air Lines	73,020 a,b	598,034
Dover	23,020 a	941,058
FedEx	17,060 a	1,440,717
General Electric	40,300 a	645,606
JetBlue Airways	163,870 a,b	902,924
Norfolk Southern	32,360 a	1,663,304
Parker Hannifin	16,730 a	902,751
Raytheon	22,840 a	1,176,945
Stanley Works	16,750 a	813,548
Textron	36,580 a	733,429
		10,693,866
Information Technology--29.8%
Amphenol, Cl. A	12,370 a	509,644
Apple	10,500 a,b	2,099,055
BMC Software	7,960 a,b	308,291
Cisco Systems	114,140 a,b	2,670,876
EMC	55,830 a,b	939,619
Equinix	6,420 b	617,540
Flextronics International	164,180 a,b	1,160,753

Google, Cl. A	3,420 b	1,993,860
Hewlett-Packard	38,430 a	1,885,376
Informatica	19,190 b	430,815
International Business Machines	15,330 a	1,936,946
Juniper Networks	14,360 b	375,227
Microsoft	70,810 a	2,082,522
Motorola	213,130 a	1,707,171
NetApp	39,430 a,b	1,215,233
Quest Software	16,390 b	275,844
Research In Motion	5,170 b	299,291
Sybase	40,320 a,b	1,622,477
Teradata	44,786 a,b	1,312,230
Tyco Electronics	17,400 a	403,854
Tyco International	37,110 a	1,331,136
Vishay Intertechnology	136,570 a,b	990,133
		26,167,893
Materials--3.6%
Dow Chemical	37,310 a	1,036,472
E.I. du Pont de Nemours & Co.	40,770 a	1,409,827
International Paper	11,980 a	304,891
Owens-Illinois	12,630 a,b	394,940
		3,146,130
Telecommunication Services--1.6%
AT & T	52,900 a	1,425,126
Utilities--3.1%
American Electric Power	16,460 a	529,847
Mirant	27,180 a,b	387,043
PG & E	16,440 a	696,070
Sempra Energy	20,740 a	1,102,124
		2,715,084
Total Common Stocks
(cost $103,923,159)		116,921,293

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $273,000)	273,000 [c]	273,000

Total Investments (cost $104,196,159)	133.4%	117,194,293
Liabilities, Less Cash and Receivables	(33.4%)	(29,367,514)
Net Assets	100.0%	87,826,779

ADR - American Depository Receipts

a	Held by a broker as collateral for open short positions.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30, 2009 , the aggregate cost of investment securities for income tax purposes was $104,196,159. Net unrealized appreciation on investments was $12,042,459 of which $18,318,578 related to appreciated investment securities and $6,276,119 related to depreciated investment securities.

STATEMENT OF SECURITIES SOLD SHORT
November 30, 2009 (Unaudited)

Common Stocks--33.7%	Shares	Value ($)
Consumer Discretionary--9.2%
Aeropostale	25,230 a	794,745
BorgWarner	23,750	717,488
Comcast, Cl. A	26,200	384,354
Family Dollar Stores	29,410	897,299
Garmin	10,900	325,692
J.C. Penney	22,590	649,237
McDonald's	7,100	449,075
Royal Caribbean Cruises	16,990 a	417,444
Starwood Hotels & Resorts
Worldwide	12,520	400,890
Tim Hortons	14,580	430,985
TJX Cos.	13,490	517,746
Urban Outfitters	13,750 a	435,050

Walt Disney	32,540	983,359
Wynn Resorts	10,410	671,861
		8,075,224
Consumer Staples--5.0%
Brown-Forman, Cl. B	19,152	980,008
Church & Dwight	6,970	411,509
Constellation Brands, Cl. A	29,530 a	505,258
Flowers Foods	46,930	1,074,228
Hain Celestial Group	33,720 a	584,705
McCormick & Co.	10,320	368,218
TreeHouse Foods	13,130 a	457,843
		4,381,768
Energy--.4%
Nabors Industries	17,500 a	361,375
Financial--.4%
Affiliated Managers Group	6,010 a	391,912
Health Care--6.8%
Allergan	4,450	258,679
AstraZeneca, ADR	19,490	873,737
Becton, Dickinson & Co.	9,180	686,664
CareFusion	16,420 a	424,129
Coventry Health Care	8,290 a	186,940
C.R. Bard	9,700	797,437
Gen-Probe	10,520 a	438,579
Haemonetics	11,900 a	635,222
Hologic	29,190 a	422,379
Patterson Cos.	10,650 a	273,811
Stryker	13,240	667,296
Techne	2,160	146,621
VCA Antech	7,660 a	173,652
		5,985,146
Industrials--3.1%
Deere & Co.	12,820	685,998
First Solar	8,248 a	982,419
ITT	7,850	406,002
Southwest Airlines	69,330	637,836
		2,712,255

Information Technology--7.7%
Alcatel-Lucent, ADR	250,726 a	837,425
Adobe Systems	12,440 a	436,395
Ciena	24,600 a	298,890
Corning	23,710	395,483
Intuit	11,330 a	330,949
Linear Technology	14,020	378,119
Marvell Technology Group	14,190 a	218,810
McAfee	10,100 a	385,315
Nokia, ADR	18,770	248,890
Palm	79,520 a	867,563
SAP, ADR	12,380	592,631
Skyworks Solutions	22,800 a	280,668
Western Digital	18,570 a	684,119
Telefonaktiebolaget LM Ericsson,
ADR	79,990	779,103
		6,734,360
Materials--1.1%
Sigma-Aldrich	3,990	212,827
Weyerhaeuser	18,860	734,408
		947,235

Total Securities Sold Short (proceeds $28,633,600)	33.7%	29,589,275

ADR-American Depository Receipts
a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	109,490,036	-	-	109,490,036
Equity Securities - Foreign+	6,259,297	-	-	6,259,297
Mutual Funds/Exchange Traded	1,444,960	-	-	1,444,960
Funds
Liabilities ($)
Investments in Securities Sold, Not		-	-
Yet Purchased	(29,589,275)			(29,589,275)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-thecounter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Concentration of risk: BNY Mellon U. S. Core

Equity 130/30 Fund enters into short sales. Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and “leverage." The fund may be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks. In theory, stocks sold short have unlimited risk. BNY Mellon Balanced Fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price.

In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2009 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)
Australia--5.3%
AGL Energy	164,810		2,089,145
Amcor	1,557,705		8,431,826
BHP Billiton	186,730		7,063,389
BlueScope Steel	965,310		2,395,990
Centennial Coal	635,720		1,915,626
Commonwealth Bank of Australia	110,600		5,348,574
Foster's Group	904,614		4,656,382
Incitec Pivot	1,724,551		4,501,631
Insurance Australia Group	2,151,401		7,724,251
Macquarie Group	54,430		2,392,922
National Australia Bank	271,139		7,107,397
Qantas Airways	1,167,210		2,779,530
QBE Insurance Group	96,232		1,960,213
Stockland	936,190		3,464,131
Westfield Group	349,175		3,904,881
Westpac Banking	82,461		1,823,202
			67,559,090
Austria--.3%
Erste Group Bank	83,911		3,411,979
Belgium--.1%
KBC Groep	31,700	a	1,410,835
Denmark--.3%
Carlsberg, Cl. B	48,430		3,471,396
Finland--2.3%
Fortum	109,480		2,776,536
Metso	77,340		2,487,496
Nokia	1,461,101		19,240,601
UPM-Kymmene	361,643		4,599,412
			29,104,045
France--11.6%
Atos Origin	45,400	a	1,985,117
AXA	259,630		6,186,865
BNP Paribas	75,330		6,221,133
Cap Gemini	59,222		2,738,877
Carrefour	190,969		9,266,289
Credit Agricole	435,255		9,005,997
France Telecom	387,953		10,092,324

GDF Suez	279,833		11,685,269
Groupe Danone	107,895		6,449,593
Lagardere	78,972		3,363,526
Sanofi-Aventis	367,062		27,734,406
Societe Generale	171,921		12,104,531
Technip	30,960		2,112,409
Total	443,052		27,415,497
Vallourec	13,140		2,197,958
Vinci	67,620		3,739,011
Vivendi	179,599		5,175,087
			147,473,889
Germany--8.5%
Allianz	32,371		3,976,989
BASF	89,750		5,412,114
Bayer	184,180		14,101,532
Commerzbank	157,890	a	1,474,633
Daimler	116,920		5,919,911
Deutsche Lufthansa	232,316		3,708,098
Deutsche Post	150,070		2,809,954
Deutsche Telekom	251,390		3,706,793
E.ON	370,590		14,657,108
GEA Group	178,942		3,772,404
HeidelbergCement	121,910		8,090,967
Lanxess	54,420		2,061,648
Metro	96,960		6,092,940
Muenchener Rueckversicherungs	43,720		6,855,581
Rheinmetall	29,860		1,784,480
RWE	110,533		10,145,773
Salzgitter	39,374		3,757,196
Siemens	45,610		4,469,366
Wincor Nixdorf	68,050		4,700,291
			107,497,778
Greece--.5%
Public Power	321,629	a	6,490,726
Hong Kong--2.5%
BOC Hong Kong Holdings	1,518,100		3,482,793
Esprit Holdings	1,097,428		7,377,499
Hang Seng Bank	266,300		3,896,545
Hongkong Land Holdings	860,000		4,257,000
Hutchison Whampoa	1,217,700		8,233,170
Johnson Electric Holdings	6,385,000	a	2,718,757
New World Development	1,014,829		2,087,261
			32,053,025

Ireland--.2%
CRH	84,985		2,148,934
Italy--3.4%
Banco Popolare	669,550	a	5,489,268
Enel	430,660		2,576,924
ENI	456,074		11,299,470
Finmeccanica	370,056		6,128,889
Fondiaria-Sai	136,580		2,262,046
Saras	1,327,134		4,055,253
Terna Rete Elettrica Nazionale	389,030		1,616,626
UniCredit	1,125,310	a	3,844,080
Unipol Gruppo Finanziario	4,184,177	a	5,704,725
			42,977,281
Japan--22.9%
Aeon	528,110		4,252,251
Astellas Pharma	248,800		9,181,768
Canon	187,651		7,229,035
Central Japan Railway	2,066		14,938,107
Chuo Mitsui Trust Holdings	2,672,860		9,400,155
Daihatsu Motor	256,000		2,404,813
Daito Trust Construction	46,400		2,206,201
Daiwa House Industry	507,890		5,105,928
Dentsu	83,200		1,788,357
Fast Retailing	10,300		1,868,394
Fujitsu	772,000		4,590,560
Fukuoka Financial Group	445,000		1,616,497
Honda Motor	129,100		4,032,508
Isuzu Motors	2,051,000		3,511,661
JS Group	360,400		5,887,145
JSR	76,600		1,470,146
Kaneka	301,000		1,995,291
Kao	80,300		1,969,412
KDDI	1,894		10,232,508
Keihin	318,600		4,544,584
Lawson	111,000		5,496,067
Medipal Holdings	46,000		635,400
Mitsubishi	167,400		3,776,377
Mitsubishi Chemical Holdings	1,672,500		6,075,486
Mitsubishi Electric	250,000		1,764,230
Mitsubishi Gas Chemical	598,000		2,718,811
Mitsubishi UFJ Financial Group	2,591,500		14,450,521
Mitsui OSK Lines	721,000		4,028,725
Murata Manufacturing	212,970		10,126,176

NEC	1,589,000		4,007,427
NGK Spark Plug	498,100		5,364,774
Nintendo	17,220		4,225,315
Nippon Express	1,075,000		4,775,567
Nomura Holdings	1,089,900		7,842,640
Pacific Metals	160,000		1,038,408
Panasonic	375,000		4,819,817
Ricoh	199,800		2,660,456
Ryohin Keikaku	27,400		1,122,119
Sankyo	89,300		5,020,801
Secom	94,900		4,435,400
Sekisui Chemical	322,700		1,918,878
Seven & I Holdings	760,700		17,011,026
Shimizu	1,331,000		4,603,991
Shin-Etsu Chemical	115,800		6,282,994
Softbank	92,900		2,224,699
Sumitomo	421,900		4,148,716
Sumitomo Mitsui Financial Group	272,800		8,994,447
Sumitomo Trust & Banking	259,000		1,387,286
Takashimaya	456,620		2,931,792
Tokai Rika	126,700		2,610,512
Tokyo Electron	61,600		3,363,628
Tokyo Gas	3,413,830		14,059,735
Tokyo Steel Manufacturing	459,000		5,182,601
Toyota Motor	218,500		8,695,511
Toyota Tsusho	139,100		1,860,245
Trend Micro	39,200		1,401,296
Yahoo! Japan	7,730		2,309,879
Yamaguchi Financial Group	159,000		1,664,681
Yamaha Motor	299,000		3,497,096
Yamato Holdings	347,600		4,817,501
			291,576,352
Netherlands--2.3%
Aegon	269,665	a	1,938,326
ING Groep	217,490	a	2,026,049
ING Groep (Rights)	217,490	a	538,843
Koninklijke DSM	61,120		3,006,534
Koninklijke Philips Electronics	147,970		4,047,079
Koninklijke Vopak	30,510	a	2,392,312
Royal Dutch Shell, Cl. A	332,880		9,891,731
TNT	179,760		5,214,816
			29,055,690
Norway--1.0%

DNB NOR	182,600	a	2,052,734
DnB NOR (Rights)	40,711	a	118,361
Norsk Hydro	331,200	a	2,334,326
Petroleum Geo-Services	325,600	a	3,384,914
Telenor	332,600	a	4,527,223
			12,417,558
Singapore--2.1%
DBS Group Holdings	1,412,266		14,612,463
Flextronics International	314,570	a	2,224,010
Oversea-Chinese Banking	831,263		5,033,225
SembCorp Marine	1,133,000		2,865,246
United Overseas Bank	122,000		1,660,751
			26,395,695
Spain--2.6%
Banco Bilbao Vizcaya Argentaria	237,850		4,480,357
Banco Santander	557,630		9,553,683
Iberdrola	734,069		6,966,149
Repsol	66,760		1,834,451
Telefonica	346,000		9,933,512
			32,768,152
Sweden--1.9%
Alfa Laval	125,390		1,671,795
Electrolux, Ser. B	180,980	a	4,428,741
Investor, Cl. B	325,510		5,939,120
Sandvik	430,110		5,068,247
Telefonaktiebolaget LM Ericsson, Cl. B	675,407		6,490,991
			23,598,894
Switzerland--7.8%
Clariant	290,444	a	3,041,934
Credit Suisse Group	123,890		6,413,739
Givaudan	5,157		4,081,652
Nestle	608,150		28,747,038
Novartis	503,512		27,946,432
Petroplus Holdings	70,880	a	1,357,689
Roche Holding	124,325		20,336,102
Swiss Life Holding	12,310	a	1,512,324
UBS	390,104	a	6,050,894
			99,487,804
United Kingdom--22.9%
3i Group	466,696		2,070,639
Anglo American	285,193	a	12,212,436
Aviva	420,610		2,562,948
BAE Systems	1,568,152		8,464,156

Barclays	759,850		3,654,435
Berkeley Group Holdings	303,590	a	4,340,068
BP	3,028,504		28,627,476
British American Tobacco	203,190		6,173,885
BT Group	1,381,860		3,187,142
Centrica	2,659,655		11,139,687
Compass Group	625,420		4,432,378
Cookson Group	320,512	a	2,037,901
GlaxoSmithKline	1,204,726		24,912,244
HSBC Holdings	2,525,478		29,373,270
IMI	317,710		2,570,447
Imperial Tobacco Group	140,530		4,087,338
Kingfisher	754,620		2,944,641
Legal & General Group	2,054,270		2,614,009
Lonmin	112,848	a	3,295,198
Man Group	282,980		1,482,239
Old Mutual	1,462,100	a	2,729,997
QinetiQ Group	588,038		1,519,745
Reed Elsevier	566,172		4,234,158
Resolution	6,404,406		8,902,764
Rexam	478,806		2,185,020
Rio Tinto	93,100		4,729,511
Royal Dutch Shell, Cl. A	556,181		16,473,981
Royal Dutch Shell, Cl. B	403,300		11,524,374
Smith & Nephew	481,291		4,576,409
Tesco	1,076,775		7,492,981
Thomas Cook Group	1,467,430		5,117,791
Unilever	752,241		22,077,055
United Utilities Group	676,970		5,308,892
Vodafone Group	12,263,888		27,660,175
WPP	714,388		6,675,315
			291,390,705
United States--.3%
iShares MSCI EAFE Index Fund	64,020		3,546,068
Total Common Stocks
(cost $1,198,621,736)			1,253,835,896

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $9,150,000)	9,150,000	[b]	9,150,000

Total Investments (cost $1,207,771,736)	99.5%		1,262,985,896

Cash and Receivables (Net)	.5%	6,484,726
Net Assets	100.0%	1,269,470,622

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2009 , the aggregate cost of investment securities for income tax purposes was $1,207,771,736. Net unrealized appreciation on investments was $55,214,160 of which $148,904,108 related to appreciated investment securities and $93,689,948 related to depreciated investment securities.

At November 30, 2009, the fund held the following forward foreign currency exchange contracts:

Unrealized

	Foreign			Appreciation/
Forward Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 11/30/2009 ($)
Purchases:
Hong Kong Dollar,
Expiring 12/1/2009	7,380,646	952,329	952,335	6

Sales:		Proceeds ($)
Singapore Dollar,
Expiring 12/1/2009	331,359	238,611	239,421	(810)
Singapore Dollar,
Expiring 12/1/2009	41,292	29,734	29,835	(101)

Gross Unrealized Appreciation				6
Gross Unrealized Depreciation				(911)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,250,289,828	-	-	1,250,289,828
Mutual Funds/Exchange Traded	12,696,068	-	-	12,696,068
Funds
Other Financial Instruments++	-	6	-	6
Liabilities ($)
Other Financial Instruments++	-	(911)	-	(911)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2009 (Unaudited)

Common Stocks--87.5%	Shares		Value ($)
Brazil--7.1%
Amil Participacoes	149,300		1,084,349
Banco Santander Brasil, ADR	593,840	a	8,105,916
Centrais Eletricas Brasileiras	231,803		3,829,272
Cia de Saneamento Basico do Estado de Sao Paulo	103,908		1,870,403
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,690		171,560
Cia de Saneamento de Minas Gerais	108,400		1,858,639
Cia Energetica de Minas Gerais, ADR	70,050		1,259,499
CPFL Energia	11,000		201,139
Empresa Brasileira de Aeronautica, ADR	94,920	a	1,929,724
Gafisa	282,000		4,664,927
Grendene	688,110		3,523,844
Itau Unibanco Holding, ADR	400,254		8,905,651
Medial Saude	187,200	a	1,770,162
Petroleo Brasileiro (Preferred), ADR	518,410		23,359,555
Petroleo Brasileiro, ADR	70,190		3,599,343
Porto Seguro	88,900		971,798
Redecard	586,900		8,959,795
Rossi Residencial	617,000		5,166,562
Tele Norte Leste Participacoes, ADR	211,068		4,592,840
Tractebel Energia	189,510		2,266,995
Vale, ADR	392,910		11,264,730
			99,356,703
China--11.2%
Anhui Expressway, Cl. H	2,562,000		1,725,620
Asia Cement China Holdings	5,107,500		2,912,904
Bank of China, Cl. H	14,784,000		8,336,215
Bosideng International Holdings	16,234,000		3,351,514
China Construction Bank, Cl. H	23,851,990		21,235,828
China Life Insurance, Cl. H	1,735,000		8,686,138
China Molybdenum, Cl. H	1,530,000		1,267,424
China Petroleum & Chemical, Cl. H	9,970,000		8,297,559

China Railway Construction, Cl. H	2,608,500		3,439,832
Great Wall Motor, Cl. H	3,389,000		4,023,045
Harbin Power Equipment, Cl. H	1,316,000		1,202,222
Huaneng Power International, ADR	19,180		482,185
Huaneng Power International, Cl. H	6,370,200		3,978,267
Industrial & Commercial Bank of China, Cl. H	17,303,000		14,623,731
Lumena Resources	4,672,000		1,730,136
Perfect World, ADR	92,280	a	4,072,316
PetroChina, ADR	38,120		4,761,188
PetroChina, Cl. H	14,532,000		18,000,813
Renhe Commercial Holdings	28,742,000		5,748,363
Shandong Chenming Paper, Cl. H	4,779,500		3,546,058
Sinotrans, Cl. H	15,246,600		3,954,254
Soho China	7,782,500		4,187,460
TPV Technology	4,935,680		2,821,280
Weichai Power, Cl. H	1,014,000		8,484,836
Weiqiao Textile, Cl. H	5,978,900		4,073,340
Yanzhou Coal Mining, Cl. H	4,660,000		9,283,863
Zhejiang Expressway, Cl. H	3,010,000		2,940,071
			157,166,462
Egypt--.6%
El Ezz Steel Rebars	296,885		755,086
Orascom Construction Industries	150,723		6,219,353
Talaat Moustafa Group	1,757,680	a	1,906,266
			8,880,705
Hong Kong--5.8%
Chaoda Modern Agriculture Holdings	5,952,000		5,230,046
China Agri-Industries Holdings	4,919,519		6,220,771
China Mobile	1,611,900		15,099,766
China Mobile, ADR	203,390		9,532,889
China Power International Development	14,559,920	a	3,926,456
China Unicom Hong Kong	1,150,514		1,546,875
CNOOC	598,000		921,300
CNOOC, ADR	20,720		3,210,357
Cosco Pacific	3,801,013		5,296,861
Denway Motors	7,434,700		4,566,315
Global Bio-Chem Technology Group	11,372,800		2,582,710

Hopson Development Holdings	1,476,000		2,453,001
Hutchison Whampoa	981,000		6,632,783
New World China Land	7,883,600		3,061,869
NWS Holdings	1,091,596		2,132,472
Shanghai Industrial Holdings	1,053,000		5,271,760
Texwinca Holdings	577,600		529,153
Tianjin Development Holdings	5,684,000		3,887,098
			82,102,482
Hungary--.1%
MOL Hungarian Oil and Gas	21,240	a	1,858,314
India--6.2%
Ambuja Cements	888,510		1,745,622
Andhra Bank	806,102		1,981,678
Bank of India	965,400		7,686,146
Bharat Petroleum	195,078		2,405,937
Bharti Airtel	1,250,670		8,053,789
Canara Bank	447,800		3,621,835
Glenmark Pharmaceuticals	763,760		3,792,531
Grasim Industries	54,212		2,711,508
Hindustan Petroleum	393,953		2,954,209
ICICI Bank	107,850		1,907,950
India Cements	2,803,644		6,718,345
Infosys Technologies	34,330		1,745,038
Infosys Technologies, ADR	23,070		1,175,878
Jet Airways India	99,476	a	967,386
Mahanagar Telephone Nigam	1,466,516		2,328,329
Mahanagar Telephone Nigam, ADR	163,020		528,185
Oil & Natural Gas	203,110		5,111,559
Patni Computer Systems, ADR	181,950		3,487,982
Reliance Industries	284,062		6,415,948
State Bank of India	128,150		5,872,586
State Bank of India, GDR	89,630	b	8,676,184
Sterlite Industries India	200,720		3,422,730
Tata Steel	294,000		3,529,516
			86,840,871
Indonesia--2.3%
Astra International	1,453,000		4,971,396

Bank Central Asia	3,746,000		1,901,724
Bank Mandiri	8,230,000		3,873,453
Gudang Garam	2,579,640		4,706,377
Indofood Sukses Makmur	23,020,500		7,486,836
Indosat	4,214,500		2,161,854
Telekomunikasi Indonesia	2,839,900		2,703,236
United Tractors	3,181,000		5,029,714
			32,834,590
Israel--2.0%
Bank Hapoalim	822,390	a	3,195,946
Bank Leumi Le-Israel	1,159,570	a	4,834,739
Makhteshim-Agan Industries	606,730		2,955,349
Teva Pharmaceutical Industries, ADR	331,400		17,494,606
			28,480,640
Malaysia--2.1%
Gamuda	3,813,900		3,147,803
Genting Malaysia	8,230,660		6,817,437
Hong Leong Bank	842,200		1,978,580
Kulim (Malaysia)	1,527,000		3,308,312
Malayan Banking	6,317,302		12,569,429
Tenaga Nasional	696,810		1,729,444
			29,551,005
Mexico--2.7%
America Movil, ADR, Ser. L	474,840		22,972,759
Consorcio ARA	2,822,300	a	2,027,582
Embotelladoras Arca	1,358,240		4,039,664
Empresas ICA	1,185,000	a	2,859,120
Fomento Economico Mexicano, ADR	55,690		2,534,452
Grupo Continental	1,381,390		3,178,065
			37,611,642
Philippines--.3%
ABS-CBN Holdings, PDR	839,000		515,324
Bank of the Philippine Islands	1,385,961		1,394,327
Metropolitan Bank & Trust	619,100		596,612
Union Bank of the Philippines	1,653,700		1,278,408
			3,784,671
Poland--1.1%

Bank Pekao	17,250	a	1,096,148
KGHM Polska Miedz	254,010		9,886,370
Telekomunikacja Polska	664,030		3,864,738
			14,847,256
Russia--6.2%
Gazprom, ADR	1,427,510		32,433,027
LUKOIL, ADR	407,800		23,693,180
Magnitogorsk Iron & Steel Works, GDR	266,880 a,b,d		2,743,526
MMC Norilsk Nickel, ADR	880,143	a	12,101,966
Mobile Telesystems, ADR	34,280		1,716,742
Vimpel-Communications, ADR	510,480		9,745,063
Wimm-Bill-Dann Foods, ADR	235,940	a	4,695,206
			87,128,710
South Africa--7.1%
ABSA Group	202,040		3,478,744
Anglo Platinum	45,550	a	4,687,252
AngloGold Ashanti, ADR	115,367		5,080,763
ArcelorMittal South Africa	305,468		4,236,538
Aveng	1,245,201		6,221,801
Barloworld	610,510		3,836,196
Bidvest Group	293,780		4,755,626
FirstRand	3,697,884		8,674,172
Gold Fields	309,570		4,519,179
Gold Fields, ADR	187,260		2,767,703
JD Group	297,958		1,770,446
Metropolitan Holdings	3,455,520		6,164,405
MTN Group	724,189		11,618,319
Murray & Roberts Holdings	614,600		3,970,623
Nampak	2,129,864		4,604,878
Nedbank Group	217,389		3,317,347
Remgro	312,790		3,654,638
Sanlam	541,381		1,619,391
Sappi	949,407	a	4,130,978
Sasol	155,903		6,122,430
Sasol, ADR	39,170		1,550,349
Standard Bank Group	59,950		775,585
Vodacom Group	322,340		2,481,213

			100,038,576
South Korea--14.7%
Busan Bank	331,550		3,635,417
Chong Kun Dang Pharmaceutical	88,550		1,751,505
CJ Cheiljedang	10,574		1,996,038
Daegu Bank	393,720		5,586,842
Daehan Steel	283,610		2,731,710
Daishin Securities	42,180		542,304
Honam Petrochemical	57,940		4,678,849
Hyosung	53,155		3,839,886
Hyundai Mobis	69,897		8,956,530
Hyundai Motor	38,982		3,318,901
Kangwon Land	384,550		5,390,579
KB Financial Group	167,298	a	8,344,757
KB Financial Group, ADR	12,260	a	617,414
Korea Electric Power	444,815	a	12,202,957
Korea Investment Holdings	137,150		3,609,211
Korean Reinsurance	287,510		2,297,014
KT	274,330		9,082,994
KT, ADR	328,240		5,452,066
KT & G	76,609		4,440,529
Kukdo Chemical	77,030		1,732,314
LG	47,122		2,577,364
LG Dacom	327,810		5,144,937
LG Electronics	3,934		348,471
Lotte Chilsung Beverage	858		608,746
Lotte Confectionery	627		672,402
Lotte Shopping	12,586		3,896,594
POSCO	34,670		16,637,307
POSCO, ADR	21,290		2,537,768
S-Oil	91,725		4,314,893
Samsung Electronics	69,579		43,082,972
Samsung Fire & Marine Insurance	16,777		2,914,477
Shinhan Financial Group	261,983	a	10,262,578
SK Telecom	13,824		2,015,108
SK Telecom, ADR	351,780		5,828,995
Tong Yang Life Insurance	305,500		3,730,736

Youngone	399,818	a	3,077,375
Youngone Holdings	176,602		4,556,295
Yuhan	28,399		4,310,650
			206,725,485
Taiwan--11.8%
Advanced Semiconductor Engineering	4,914,000		3,901,697
Alpha Networks	11		9
Asia Cement	5,176,920		5,502,056
Asustek Computer	1,560,166		3,098,126
AU Optronics, ADR	377,280		3,942,576
Catcher Technology	1,434,000		4,046,341
Cathay Financial Holding	1,576,000	a	2,742,658
China Steel	7,906,111		7,456,741
Chinatrust Financial Holding	7,274,375		4,204,710
Compal Electronics	9,578,786		12,710,593
CTCI	4,114,000		3,835,421
First Financial Holding	9,362,792		5,542,782
Fubon Financial Holding	1,947,000	a	2,208,443
HON HAI Precision Industry	5,394,400		22,798,670
HTC	489,000		5,546,630
Lite-On Technology	5,272,875		7,062,398
Mega Financial Holding	2,625,000		1,480,585
Nan Ya Printed Circuit Board	1,555,970		5,536,487
Powertech Technology	1,782,250		5,017,926
Quanta Computer	3,642,494		7,357,659
SinoPac Financial Holdings	15,734,225	a	5,598,585
Taishin Financial Holdings	14,676,000	a	5,472,886
Taiwan Semiconductor Manufacturing	4,558,517		8,655,502
Taiwan Semiconductor Manufacturing, ADR	747,677		7,768,364
Tatung	23,228,000	a	5,449,871
Unimicron Technology	4,695,000		5,974,712
United Microelectronics	13,341,397	a	6,550,672
Yageo	10,993,960		3,143,181
Yuanta Financial Holding	3,455,000		2,329,889
			164,936,170
Thailand--2.7%
Asian Property Development	13,684,400		2,148,517

Bangkok Bank	1,964,200		6,484,301
Banpu	303,200		4,571,319
Charoen Pokphand Foods	15,594,700		4,758,534
Kasikornbank	2,107,100		5,298,413
Krung Thai Bank	11,835,200		3,111,206
PTT	937,100		6,192,848
Siam Cement	156,380		1,042,820
Thai Airways International	561,100	a	286,362
Thai Oil	2,495,700		2,938,962
Thai Union Frozen Products	1,785,900		1,401,021
			38,234,303
Turkey--2.0%
Anadolu Anonim Turk Sigorta Sirketi	2,399,296		1,837,037
Anadolu Hayat Emeklilik	1,092,860		2,603,240
Asya Katilim Bankasi	2,625,560	a	5,120,194
Haci Omer Sabanci Holding	1,207,944		4,229,108
Tupras Turkiye Petrol Rafine	170,890		2,879,666
Turk Sise ve Cam Fabrikalari	2,071,987	a	2,074,563
Turkcell Iletisim Hizmet	299,610		1,813,620
Turkcell Iletisim Hizmet, ADR	64,520		991,027
Turkiye Is Bankasi, Cl. C	1,942,830		6,738,433
			28,286,888
United Kingdom--.1%
JKX Oil & Gas	274,330		1,227,528
United States--1.4%
iShares MSCI Emerging Markets Index Fund	476,680		19,315,074
Total Common Stocks
(cost $1,011,632,761)			1,229,208,075

Preferred Stocks--8.6%
Brazil
Banco Bradesco	260,800		5,422,501
Bradespar	257,500		5,676,588
Braskem, Cl. A	1,717,500	a	11,270,635
Cia de Bebidas das Americas	64,400		6,144,688
Cia de Tecidos do Norte de Minas - Coteminas	721,960		2,340,047
Cia Energetica de Minas Gerais	407,553		6,987,949

Cia Paranaense de Energia, Cl. B	482,400	9,296,264
Itau Unibanco Holding	457,835	9,897,373
Petroleo Brasileiro	1,555,100	34,370,766
Tele Norte Leste Participacoes	226,800	4,767,257
Usinas Siderurgicas de Minas Gerais, Cl. A	165,950	4,840,011
Vale, Cl. A	588,600	14,206,199
Vivo Participacoes	194,000	5,805,081
Total Preferred Stocks
(cost $80,435,286)		121,025,359

Other Investment--2.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $39,000,000)	39,000,000 [c]	39,000,000

Total Investments (cost $1,131,068,047)	98.9%	1,389,233,434
Cash and Receivables (Net)	1.1%	15,086,096
Net Assets	100.0%	1,404,319,530

ADR - American Depository Receipts
GDR - Global Depository Receipts
PDR - Philippine Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value of $11,419,710 or 0.8% of net assets.
c	Investment in affiliated money market mutual fund.
d	Fair valued by management. At the period end, the value of this security amounted to $2,743,526 or 0.2% of net assets. The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,131,068,047.

Net unrealized appreciation on investments was $258,165,387 of which $285,730,181 related to appreciated investment securities and $27,564,794 related to depreciated investment securities.

At November 30, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Foreign Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 11/30/2009 ($)
Purchases:
Hong Kong Dollar, expiring 12/1/2009	10,848,779	1,399,824	1,399,833	9
South African Rand, expiring 12/2/2009	2,575,925	347,563	347,863	300
Sale:		Proceeds ($)
Hong Kong Dollar, expiring 12/1/2009	5,609,813	723,838	723,842	(4)

Gross Unrealized Appreciation				309
Gross Unrealized Depreciation				(4)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,328,174,834	2,743,526	-	1,330,918,360
Mutual Funds/Exchange Traded	58,315,074	-	-	58,315,074
Funds
Other Financial Instruments++	-	309	-	309
Liabilities ($)
Other Financial Instruments++	-	(4)	-	(4)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2009 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--9.5%
Adidas, ADR	12,000	345,000
Bridgestone, ADR	15,100	477,915
British Sky Broadcasting Group,
ADR	14,375	503,412
Casio Computer, ADR	4,600	335,341
Compass Group, ADR	45,500	325,325
Dailmer	33,100	1,685,783
Denso, ADR	6,000	670,260
Electrolux, ADR	14,500 a	709,630
Fiat, ADR	44,800 a	666,624
Hennes & Mauritz, ADR	71,500	845,845
Honda Motor, ADR	54,600	1,692,054
Husqvarna, ADR	31,750 a	443,865
Intercontinental Hotels Group, ADR	27,370	381,538
Kingfisher, ADR	70,276	546,045
Ladbrokes, ADR	62,411	139,177
LVMH Moet Hennessy Louis Vuitton,
ADR	39,500	822,763
Marks & Spencer Group, ADR	39,500	502,835
Marui Group, ADR	34,500	388,815
Mediaset, ADR	22,800	518,700
Nissan Motor, ADR	57,500	829,725
Panasonic, ADR	61,200	781,524
Pearson, ADR	23,500	324,300
Peugeot, ADR	15,200 a	539,600
Publicis Groupe, ADR	21,650	837,205
Reed Elsevier, ADR	11,643	351,386
Sega Sammy Holdings, ADR	144,000	460,800
Sharp, ADR	44,500	504,185
Sodexo, ADR	26,900	1,507,745
Sony, ADR	31,800	848,742
TABCORP Holdings, ADR	9,040	596,640
Television Broadcasts, ADR	52,500	485,625
Toyota Motor, ADR	40,750	3,200,505
Vivendi, ADR	26,400	760,320
Volkswagen, ADR	16,500	411,675
Wolters Kluwer, ADR	13,100	283,615

WPP, ADR	9,640	453,369
		25,177,888
Consumer Staples--9.6%
Aeon, ADR	83,000	664,000
Ajinomoto, ADR	4,700	446,124
British American Tobacco, ADR	26,600	1,629,782
Cadbury, ADR	9,518	507,976
Coca Cola Hellenic Bottling, ADR	14,150	309,460
Coca-Cola Amatil, ADR	66,950	1,300,169
Delhaize Group, ADR	16,600	1,264,090
Diageo, ADR	17,470	1,181,147
Foster's Group, ADR	125,700	643,584
Groupe Danone, ADR	81,700	978,766
Heineken, ADR	19,550	461,380
Henkel & Co., ADR	14,750	741,925
Imperial Tobacco Group, ADR	14,300	831,545
J. Sainsbury, ADR	15,475	329,927
Kao, ADR	2,400	582,552
Kirin Holdings, ADR	37,000	603,470
Koninklijke Ahold, ADR	35,380	477,276
L'Oreal, ADR	46,050	1,000,666
Nestle, ADR	105,480	5,001,862
Sabmiller, ADR	25,000	734,500
Shiseido, ADR	24,100	474,770
Tesco, ADR	77,868	1,631,335
Toyo Suisan Kaisha, ADR	1,700	464,740
Unilever (NY Shares)	46,800	1,441,908
Unilever, ADR	35,420	1,045,953
Yamazaki Baking, ADR	6,000	743,165
		25,492,072
Energy--8.5%
BG Group, ADR	20,880	1,904,256
BP, ADR	89,046	5,091,650
ENI, ADR	42,792	2,128,474
Repsol, ADR	30,500	841,800
Royal Dutch Shell, Cl. A, ADR	51,327	3,067,302
Royal Dutch Shell, Cl. B, ADR	41,238	2,385,206
Santos, ADR	10,800 a	586,224
Statoil, ADR	36,005	888,603
Technip, ADR	8,800	602,800
Total, ADR	63,424	3,944,339
Tullow Oil, ADR	1,140	231,424
Woodside Petroleum, ADR	21,605	960,342
		22,632,420

Financial--25.2%
Aegon (NY Shares)	59,800 a	432,952
Allianz, ADR	166,000	2,058,400
Alpha Bank, ADR	87,500 a	367,500
Australian & New Zealand Banking
Group, ADR	88,000	1,782,000
AXA, ADR	59,800	1,480,648
Banco Bilbao Vizcaya Argentaria,
ADR	144,930	2,755,119
Banco Santander, ADR	239,739	4,147,485
Bank of Yokohama, ADR	8,600	420,970
Barclays, ADR	75,000	1,479,750
BNP Paribas, ADR	51,400	2,161,370
British Land, ADR	51,000	382,500
Capitaland, ADR	90,500	534,855
Cheung Kong Holdings, ADR	59,000	743,400
City Developments, ADR	97,000	700,340
Commerzbank, ADR	40,850 a	381,947
Commonwealth Bank of Australia,
ADR	16,600 b	2,406,854
Credit Agricole, ADR	30,850	316,213
Credit Suisse Group, ADR	36,290	1,901,959
Daiwa House Industry, ADR	4,300	433,010
Daiwa Securities Group, ADR	9,900	527,670
Danske Bank, ADR	33,200 a	363,540
Deutsche Bank	26,023	1,902,281
DNB NOR, ADR	2,240 a,b	251,659
Erste Group Bank, ADR	18,750	383,625
Fortis, ADR	150,300	646,290
Friends Provident Group, ADR	40,700	550,549
Hachijuni Bank, ADR	3,200	205,050
Hang Seng Bank, ADR	34,400	497,768
HSBC Holdings, ADR	97,520	5,754,655
Hysan Development, ADR	93,500	540,430
ING Groep, ADR	62,400 a	592,800
Intesa Sanpaolo, ADR	154,298 a	4,051,865
Legal & General Group, ADR	96,400	612,140
Lend Lease, ADR	187,800	1,558,740
Lloyds Banking Group, ADR	120,550	650,970
Mitsubishi Estate, ADR	6,000	928,260
Mitsubishi UFJ Financial Group,
ADR	283,348	1,555,581
Mitsui Sumitoto Insurance Group
Holdings, ADR	51,400	668,200

Mizuho Financial Group, ADR	168,000	619,920
National Australia Bank, ADR	70,000	1,830,500
National Bank of Greece, ADR	111,720 a	674,789
Nomura Holdings, ADR	98,000	703,640
ORIX, ADR	12,000	414,480
Promise, ADR	52,000 a	172,640
Prudential, ADR	54,050	1,125,321
Shinsei Bank, ADR	86,900	210,298
Shizuoka Bank, ADR	3,800	381,125
Sino Land, ADR	43,000	408,354
Social Generale, ADR	115,795	1,638,499
Sumitomo Mitsui Financial Group,
ADR	262,300	860,344
Sumitomo Trust & Banking, ADR	85,000	447,950
Sun Hung Kai Properties, ADR	55,000	809,050
Suruga Bank, ADR	3,900	384,364
Swire Pacific, ADR	46,000	530,380
Swiss Reinsurance, ADR	16,914	805,952
Tokio Marine Holdings, ADR	34,234	979,092
Tokyu Land, ADR	11,400	407,592
UBS	111,564 a	1,750,439
United Overseas Bank, ADR	26,500	720,270
Westfield Group, ADR	31,350	700,760
Westpac Banking, ADR	19,260	2,131,312
Zurich Financial Services, ADR	52,600	1,141,420
		66,977,836
Health Care--8.4%
AstraZeneca, ADR	41,969	1,881,470
Bayer, ADR	25,150	1,934,035
Cie Generale d'Opitique Essilor
International, ADR	15,950	462,550
Eisai, ADR	29,600	1,088,096
Elan, ADR	13,200 a	83,424
Fresenius Medical Care, ADR	8,150	432,765
GlaxoSmithKline, ADR	70,501	2,923,676
Novartis, ADR	66,410	3,692,396
Novo Nordisk, ADR	24,300	1,621,296
Olympus, ADR	64,500	1,957,575
Roche Holding, ADR	84,140	3,443,009
Sanofi-Aventis, ADR	62,100	2,357,316
Smith & Nephew, ADR	8,800	420,640
		22,298,248
Industrial--10.8%
ABB, ADR	90,390 a	1,659,560

Air France, ADR	42,000 a	665,700
All Nippon Airways, ADR	84,300	449,319
Amada, ADR	11,300	262,349
Asahi Glass, ADR	71,000	628,350
Atlas Copco, Cl. A, ADR	52,300	744,752
Atlas Copco, Cl. B, ADR	50,900	649,993
Bae Systems, ADR	28,325	612,103
British Airways, ADR	12,960 a	417,830
Dai Nippon Printing, ADR	32,800	406,720
Deutsche Lufthansa, ADR	35,900	576,195
European Aeronautic Defence and
Space, ADR	20,450	368,100
Experian, ADR	32,270	307,533
Hutchison Whampoa, ADR	11,800	397,896
Invensys, ADR	93,810	427,774
ITOCHU, ADR	7,100	482,800
Japan Airlines, ADR	141,400 a	770,630
Kajima, ADR	13,500	261,710
Kawasaki Heavy Industries, ADR	43,500	428,475
Keppel, ADR	43,500	514,605
Komatsu, ADR	9,500	747,555
Koninklijke Philips Electronics
(NY Shares)	34,000	933,640
Kubota, ADR	18,000	790,920
Marubeni, ADR	6,700	352,420
Metso, ADR	21,000	671,790
Mitsubishi Electric, ADR	9,500 a	666,425
Mitsubishi, ADR	24,000	1,074,240
Mitsui & Co., ADR	3,100	817,470
MTR, ADR	10,300	351,642
Neptune Orient Lines, ADR	83,750	372,687
Nippon Yusen, ADR	71,500	439,725
NSK, ADR	7,900	489,709
Orkla, ADR	29,300	269,560
Panasonic Electric Works, ADR	3,900	447,745
Rolls-Royce Group, ADR	15,740	611,656
Ryanair Holdings, ADR	6,360 a	166,696
Sandvik, ADR	56,100	660,858
Secom, ADR	4,900	463,589
Siemens, ADR	25,642	2,528,814
SKF, ADR	40,200	665,310
Sumitomo Electric Industries, ADR	3,900	462,685
Sumitomo, ADR	55,000	541,750
Taisei, ADR	14,400	252,412

TNT, ADR	19,145	559,991
Tomkins, ADR	29,625	335,651
Toppan Printing, ADR	8,600	342,710
Toto, ADR	4,500	243,427
Verbund-Oesterreichische
Elektrizitaetswirtschafts, ADR	44,650	399,618
Vestas Wind Systems, ADR	12,900 a	301,860
Volvo, ADR	72,200	690,232
Wolseley, ADR	42,100	82,095
		28,767,276
Information Technology--4.7%
Advantest, ADR	18,500	407,925
Alcatel-Lucent, ADR	110,400 a	368,736
Canon, ADR	35,500	1,356,810
Computershare, ADR	50,200	499,490
Dassault Systemes, ADR	7,350	422,625
Fujifilm Holdings, ADR	20,000	543,000
Fujitsu, ADR	15,900	475,410
Hitachi, ADR	13,500 a	364,500
Kyocera, ADR	7,400	585,118
NEC, ADR	110,000 a	277,418
Nidec, ADR	28,000	609,560
Nintendo, ADR	27,200	837,216
Nokia, ADR	118,100	1,566,006
Omron, ADR	23,100	389,466
Ricoh, ADR	4,400	292,600
Sage Group, ADR	17,850	249,543
SAP, ADR	23,530	1,126,381
TDK, ADR	9,400	487,860
Telefonaktiebolaget LM Ericsson,
ADR	109,200	1,063,608
Trend Micro, ADR	13,000	459,680
		12,382,952
Materials--10.1%
Air Liquide, ADR	35,744	829,261
Akzo Nobel, ADR	6,400	406,720
Alumina, ADR	48,575 a	272,020
Amcor, ADR	27,425	594,848
Anglo American, ADR	87,316 a	1,875,548
ArcelorMittal (NY Shares)	28,924	1,135,845
Asahi Kasei, ADR	9,400	450,824
BASF, ADR	33,100	2,005,529
BHP Billiton, ADR	84,499	5,905,195
Boral, ADR	30,275	628,206

CRH, ADR	19,300	497,940
Intalcementi, ADR	8,100	108,293
James Hardie Industries, ADR	16,400	606,308
Johnson Matthey, ADR	6,650	329,574
Kobe Steel, ADR	55,200 a	473,616
Koninklijke DSM, ADR	16,000	198,240
Lafarge, ADR	23,224	480,272
Newcrest Mining, ADR	18,047	609,989
Nippon Steel, ADR	24,000	890,400
Nisshin Steel, ADR	7,650	229,114
Nitto Denko, ADR	1,600	508,016
Norsk Hydro, ADR	43,500 a	306,675
Oji Paper, ADR	6,200	264,856
Rexam, ADR	14,920	344,652
Rio Tinto, ADR	9,375	1,913,437
Solvay, ADR	4,600	485,576
Stora Enso, ADR	55,600 a	422,560
Sumitomo Metal Industries, ADR	25,600	648,960
Svenska Cellulosa, ADR	43,700	603,497
Syngenta, ADR	20,250	1,083,578
Taiheiyo Cement, ADR	15,000	167,160
Teijin, ADR	15,200	471,656
Toray Industries, ADR	9,000	481,500
UPM-Kymmene, ADR	43,400	551,180
		26,781,045
Telecommunications--6.0%
BT Group, ADR	26,810	620,920
Deutsche Telekom, ADR	76,350	1,133,798
France Telecom, ADR	54,300	1,429,719
Hellenic Telecommunications
Organization, ADR	18,800	146,076
Koninklijke KPN, ADR	45,100	804,133
Nippon Telegraph & Telephone, ADR	42,000	902,160
NTT Docomo, ADR	58,400	878,920
Portugal Telecom, ADR	24,100	291,610
Singapore Telecommunications, ADR	26,135	551,448
Swisscom, ADR	7,900	305,730
Telecom Corp New Zealand, ADR	22,473	200,234
Telecom Italia, ADR	67,779	917,947
Telefonica, ADR	41,475	3,592,979
Telenor, ADR	8,300 a	339,387
Telstra, ADR	35,960	558,459
Vodafone Group, ADR	140,423	3,186,198
		15,859,718

Utilities--5.6%
Centrica, ADR	45,920	766,864
CLP Holdings, ADR	80,000	540,800
E.ON, ADR	58,877	2,333,296
Enel, ADR	182,420	1,085,399
Energias de Portugal, ADR	11,690	534,233
GDF Suez, ADR	46,149	1,927,090
Hong Kong & China Gas, ADR	207,800	486,252
Iberdrola, ADR	48,575	1,847,307
International Power, ADR	11,920	542,241
National Grid, ADR	17,388	955,818
RWE, ADR	21,700	1,989,890
Scottish & Southern Energy, ADR	37,200	690,804
United Utilities Group, ADR	18,615	294,117
Veolia Enviroment, ADR	28,500	967,860
		14,961,971
Total Common Stocks
(cost $304,423,681)		261,331,426
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.10%, 12/17/09
(cost $249,994)	250,000 [c]	249,993

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,552,000)	2,552,000 [d]	2,552,000

Total Investments (cost $307,225,675)	99.5%	264,133,419
Cash and Receivables (Net)	.5%	1,366,236
Net Assets	100.0%	265,499,655

ADR - American Depository Receipts

a Non-income producing security.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value of $2,658,513 or 1.0% of net assets.
c Held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $307,225,675. Net unrealized depreciation on investments was $43,092,256 of which $27,463,531 related to appreciated investment securities and $70,555,787 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
November 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2009 ($)
Financial Futures Long
SPI 200 Futures	3	322,512	December 2009	(1,132)
DJ Euro Stoxx 50	34	1,429,472	December 2009	(44,936)
FTSE 100	10	854,870	December 2009	(21,891)
Topix Index	10	971,772	December 2009	(8,596)
				(76,553)

At November 30, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation/
Forward Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 11/30/2009 ($)
Purchases:
Australian Dollar,
Expiring 12/16/2009	129,823	119,885	118,708	(1,177)
Australian Dollar,
Expiring 12/16/2009	217,991	201,579	199,327	(2,252)
British Pounds,
Expiring 12/16/2009	108,277	180,601	178,108	(2,493)
British Pounds,
Expiring 12/16/2009	352,805	586,486	580,339	(6,147)
British Pounds,
Expiring 12/16/2009	51,900	85,400	85,372	(28)
Euro,
Expiring 12/16/2009	344,970	513,611	517,963	4,352
Euro,
Expiring 12/16/2009	625,108	936,580	938,582	2,002
Euro,
Expiring 12/16/2009	28,100	41,963	42,191	228
Japanese Yen,
Expiring 12/16/2009	26,305,313	291,675	304,343	12,668
Japanese Yen,
Expiring 12/16/2009	8,610,000	96,440	99,614	3,174
Japanese Yen,
Expiring 12/16/2009	49,278,510	554,181	570,136	15,955

Gross Unrealized Appreciation				38,379
Gross Unrealized Depreciation				(12,097)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	258,072,730	3,258,696	-	261,331,426
U.S. Treasury	-	249,993	-	249,993
Mutual Funds	2,552,000	-	-	2,552,000
Other Financial Instruments++	-	38,379	-	38,379
Liabilities ($)
Other Financial Instruments++	(76,553)	(12,097)	-	(88,651)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.5%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Certificates--.4%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	5,190,211	5,265,816
Asset-Backed Ctfs./Auto Receivables--2.6%
Daimler Chrysler Auto Trust,
Ser. 2006-C, Cl. A4	4.98	11/8/11	977,498	986,363
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A4A	5.47	6/15/12	755,000	793,352
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	5,865,000	6,060,086
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	999,789	1,021,862
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	5,210,000	5,432,724
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	1,470,000	1,516,006
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	7,748,998	7,875,438
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	6,465,000	6,566,063
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,600,000	3,771,109
USAA Auto Owner Trust,
Ser. 2006-4 Cl. A4	4.98	10/15/12	2,809,000	2,890,505
				36,913,508
Banks--4.1%
Bank of America,
Sub. Notes	5.49	3/15/19	14,300,000	13,585,000
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	6,351,563
Barclays Bank,

Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	12,610,000		13,097,969
Citigroup,
Sub. Notes	5.00	9/15/14	1,735,000		1,687,956
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000		3,154,685
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	3,980,000		4,109,390
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	2,846,000		3,122,435
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,410,000		9,584,330
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	2,825,000		2,847,168
					57,540,496
Building & Construction--.4%
CRH America,
Gtd. Notes	5.30	10/15/13	5,930,000		6,250,374
Commercial & Professional Services--.8%
ERAC USA Finance,
Gtd. Notes	7.95	12/15/09	2,862,000	a	2,867,071
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	8,546,000	a	8,309,524
					11,176,595
Commercial Mortgage Pass-Through Ctfs.--1.3%
Banc of America Commercial
Mortgage, Ser. 2004-4, Cl. A3	4.13	7/10/42	1,364,784		1,369,591
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,
Cl. A1	4.94	10/12/42	297,439		299,084
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A1	5.05	7/15/44	732,586		733,599
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	2,400,000		2,414,024
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,

Cl. A2	5.45	1/15/49	4,610,000	b	4,634,764
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	4,780,000		4,769,784
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	4,225,000		4,271,273
					18,492,119
Diversified Financial Services--4.5%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	7,090,000		7,881,452
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	2,168,000	a	2,045,443
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	2,010,000	a	1,905,138
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,576,000	a	2,430,379
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	6,815,000		7,116,905
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	6,630,000		7,341,923
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	10,070,000		10,519,998
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	1,152,000		1,076,496
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	8,815,000	c	9,171,293
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	6,255,000		7,038,551
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	6,221,000		6,661,944
					63,189,522
Electric Utilities--.4%
Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000		3,871,746
Southern California Edison,
First Mortgage Bonds, Ser. 04-F	4.65	4/1/15	2,200,000		2,390,865
					6,262,611

Food & Beverages--.6%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	5,945,000	6,525,720
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	2,215,000	2,426,854
				8,952,574
Foreign/Governmental--1.4%
Province of Ontario,
Sr. Unscd. Bonds	4.00	10/7/19	10,855,000	10,946,128
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000	6,411,175
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000	1,672,400
				19,029,703
Health Care--.4%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	5,955,000	6,291,607
Information Technology--1.6%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	3,272,000	3,902,236
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	6,775,000	7,229,697
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000	11,596,115
				22,728,048
Media & Telecommunications--5.2%
AT & T,
Sr. Unscd. Notes	5.88	8/15/12	5,995,000	6,614,427
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	8,145,000	8,809,868
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	5,550,000	6,253,818
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000	9,806,193
News America Holdings,
Gtd. Debs.	7.60	10/11/15	3,750,000	4,484,265
News America Holdings,

Gtd. Debs.	9.25	2/1/13	904,000		1,070,842
News America,
Gtd. Notes	6.15	3/1/37	2,375,000		2,386,469
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000		7,652,431
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	5,280,000		5,660,688
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	5,930,000		7,230,129
Time Warner,
Gtd. Notes	5.50	11/15/11	1,905,000		2,038,611
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,545,000		11,226,450
Williams Communications Group,
Sr. Notes	0.00	10/1/09	1,406,000	d	0
					73,234,191
Oil & Gas--.2%
Shell International Finance,
Gtd. Notes	3.25	9/22/15	2,900,000		2,988,056
Property & Casualty Insurance--.9%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		8,246,011
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,285,000		4,367,760
					12,613,771
Real Estate--.6%
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	7,400,000		7,899,937
Residential Mortgage Pass-Through Ctfs.--.3%
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-JR1, Cl. A6	0.69	12/25/33	1,154,511	b	936,443
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J2, Cl. A2	0.74	6/25/34	1,187,827	b	1,081,692
JP Morgan Mortgage Trust,
Ser. 2005-A5, Cl. 3A1	5.36	8/25/35	1,250,861	b	1,210,260
WaMu Mortgage Pass-Through
Certificates, Ser. 2005-AR4,

Cl. A3	4.59	4/25/35	618,972	b	616,844
					3,845,239
State/Territory General Obligations--1.1%
California
GO (Various Purpose) (Build
America Bonds)	7.30	10/1/39	15,215,000		15,177,267
U.S. Government Agencies--9.0%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	9,140,000		9,378,198
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	12,955,000		13,369,715
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	2,000,000		2,110,138
Federal Home Loan Banks,
Bonds	3.63	10/18/13	11,670,000		12,481,053
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	5,780,000	e	5,868,746
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	2.00	9/28/12	10,255,000	e	10,340,752
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	2.00	11/5/12	10,300,000	e	10,378,177
Federal Home Loan Mortgage Corp.,
Notes	3.00	4/21/14	16,000,000	e	16,128,800
Federal National Mortgage
Association, Notes	2.00	9/28/12	10,495,000	e	10,574,300
Federal National Mortgage
Association, Notes	3.00	9/16/14	6,610,000	e	6,869,185
Federal National Mortgage
Association, Notes	4.38	7/17/13	9,520,000	e	10,394,945
Federal National Mortgage
Association, Notes	5.25	3/5/14	18,865,000	e	19,114,773
					127,008,782
U.S. Government Agencies/Mortgage-Backed--36.9%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21 - 7/1/39			7,933,644	e	8,243,882
5.00%, 10/1/24 - 7/1/28			13,533,482	e	14,294,665
5.50%, 3/1/35 - 1/1/38			28,816,917	e	30,735,691

5.77%, 4/1/37	6,734,301	b,e	7,176,642
6.00%, 7/1/37 - 6/1/39	43,594,079	e	46,876,404
6.50%, 9/1/37 - 4/1/39	26,827,658	e	29,000,656
7.00%, 11/1/26 - 8/1/36	3,556,307	e	3,937,171
7.50%, 9/1/11 - 7/1/31	123,016	e	140,135
Multiclass Mortgage
Participation Ctfs.,
Ser. R002, Cl. AH, 4.75%,
7/15/15	904,645	e	925,663
Multiclass Mortgage
Participation Ctfs.,
Ser. R004, Cl. AL, 5.13%,
12/15/13	455,014	e	470,362
Federal National Mortgage Association:
4.00%, 4/1/24 - 9/1/24	16,054,600	e	16,524,531
4.50%, 3/1/23 - 6/1/39	61,793,075	e	64,043,505
4.50%, 7/1/24	13,325,489	e	13,986,210
5.00%, 3/1/21 - 11/1/39	54,936,034	e	57,989,834
5.50%, 7/1/35 - 6/1/38	59,842,459	e	63,817,019
5.67%, 4/1/37	6,526,331	b,e	6,912,080
5.96%, 5/1/37	6,415,328	b,e	6,817,087
6.00%, 4/1/33 - 9/1/39	48,523,901	e	52,241,516
6.03%, 8/1/37	8,045,379	b,e	8,591,036
6.50%, 10/1/36 - 12/1/37	25,644,193	e	27,744,628
7.00%, 4/1/32 - 10/1/32	1,782,082	e	1,979,574
7.50%, 7/1/32	447,780	e	510,810
Government National Mortgage Association I:
5.00%, 11/15/34 - 1/15/39	30,129,572		31,827,589
5.50%, 2/15/36	3,780,760		4,039,395
6.00%, 7/15/38	11,396,356		12,242,474
6.50%, 8/15/38	6,274,051		6,738,600
			517,807,159
U.S. Government Securities--26.8%
U.S. Treasury Bonds:
6.25%, 8/15/23	2,405,000	c	3,047,587
7.13%, 2/15/23	3,014,000	c	4,090,565
U.S. Treasury Inflation Protected

Securities, Bonds, 2.38%,
1/15/27	13,509,530	c,f	14,878,423
Securities, Notes, 0.63%,
4/15/13	6,927,533	c,f	7,095,311
Securities, Notes, 1.38%,
7/15/18	11,912,961	c,f	12,285,242
Securities, Notes, 2.38%,
1/15/17	13,525,593	c,f	14,923,585
U.S. Treasury Notes:
1.38%, 10/15/12	3,090,000	c	3,119,695
1.75%, 3/31/10	13,766,000		13,843,448
3.25%, 5/31/16	13,850,000	c	14,464,608
3.63%, 8/15/19	3,000,000		3,105,003
4.00%, 11/15/12	67,000,000	c	72,784,043
4.25%, 8/15/13	29,250,000	c	32,284,717
4.25%, 11/15/13	24,205,000	c	26,769,229
4.50%, 11/15/15	34,000,000	c	38,130,490
4.63%, 8/31/11	31,250,000	c	33,499,781
4.63%, 2/29/12	50,500,000	c	54,867,493
5.13%, 5/15/16	23,425,000	c	27,154,705
			376,343,925
Total Bonds and Notes
(cost $1,352,179,058)			1,399,011,300

Common Stocks--.0%	Shares		Value ($)
Media & Telecommunications
Above Net	1,266	g	64,946
XO Holdings	635	g	387
XO Holdings, Cl. A (warrants
1/16/10)	1,270	g	0
XO Holdings, Cl. B (warrants
1/16/10)	953	g	0
XO Holdings, Cl. C (warrants
1/16/10)	953	g	0
Total Common Stocks
(cost $0)			65,333

Other Investment--2.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $30,908,000)	30,908,000 [h]	30,908,000

Investment of Cash Collateral for
Securities Loaned--18.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $252,669,751)	252,669,751 [h]	252,669,751

Total Investments (cost $1,635,756,809)	119.7%	1,682,654,384
Liabilities, Less Cash and Receivables	(19.7%)	(277,306,658)
Net Assets	100.0%	1,405,347,726

GO - General Obligations

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value of $17,557,555 or 1.2% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $245,665,273 and the total market value of the collateral held by the fund is $252,669,751.
d	Non-income producing--security in default.
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,635,756,809.

Net unrealized appreciation on investments was $46,897,575 of which $50,593,438 related to appreciated investment securities and $3,695,863 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	65,333	-	-	65,333
U.S. Treasury	-	376,343,925	-	376,343,925
Asset-Backed	-	42,179,324	-	42,179,324
Corporate Bonds	-	279,127,782	-	279,127,782
Foreign Government	-	19,029,703	-	19,029,703
Municipal Bonds	-	15,177,267	-	15,177,267
U.S. Government	-	644,815,941	-	644,815,941
Agencies/Mortgage-Backed
Residential Mortgage-Backed	-	3,845,239	-	3,845,239
Commercial Mortgage-Backed	-	18,492,119	-	18,492,119
Mutual Funds	283,577,751	-	-	283,577,751

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting

Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended

November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.4%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace & Defense--.6%
General Dynamics,
Gtd. Notes	5.25	2/1/14	3,050,000		3,394,095
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000		2,147,699
					5,541,794
Asset - Backed Certificates--.2%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	1,937,963		1,966,193

Asset-Backed Ctfs./Auto Receivables--1.6%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	716,312		732,127
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	2,020,000		2,106,354
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	2,395,000		2,469,956
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,498,175		4,571,572
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	2,125,000		2,158,219
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,680,000		2,807,381
					14,845,609
Automotive, Trucks & Parts--1.0%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	3,935,000		4,348,147
Johnson Controls,
Sr. Unscd. Notes	5.25	1/15/11	5,080,000	a	5,287,645
					9,635,792
Bank & Finance--12.9%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,616,000	b	1,524,648
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	990,000	b	938,352
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,967,000	b	1,855,805
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	3,625,000		3,785,588
Bank of America,

Sub. Notes	5.42	3/15/17	8,900,000		8,684,264
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000		4,664,063
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	8,250,000		8,569,250
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000		5,614,685
Citigroup,
Sub. Notes	5.00	9/15/14	4,400,000		4,280,694
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000		2,857,832
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.88	2/15/12	5,265,000		5,691,491
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	5,400,000		5,742,274
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	8,508,000		9,307,105
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	5,805,000		6,532,181
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	4,110,000		4,509,208
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	2/5/13	7,580,000		7,970,203
Morgan Stanley,
Sub. Notes	4.75	4/1/14	5,985,000		6,095,878
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	5,305,000		5,681,018
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	15,935,000		16,637,383
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	2,775,000		2,789,180
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	5,240,000		5,614,445
					119,345,547
Building & Construction--.6%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000		5,196,348

Commercial & Professional Services--1.3%
Dartmouth College,
Unscd. Notes	4.75	6/1/19	2,000,000		2,128,092
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	4,765,000	b	4,633,148
Stanford University,
Bonds	4.75	5/1/19	5,000,000		5,317,755
					12,078,995

Food & Beverages--1.7%
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	4,880,000		5,442,161
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,415,000		4,846,266
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		5,078,620
					15,367,047
Foreign/Governmental--1.5%
Nova Scotia Province,
Bonds	5.13	1/26/17	5,430,000		6,050,285
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		6,569,693
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000		1,202,320
					13,822,298
Health Care--2.8%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	4,245,000		4,484,949
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000		3,234,529
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	5,895,000	a	6,753,607
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	5,853,000		6,532,884
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000		4,675,506
					25,681,475
Industrials--2.4%
Emerson Electric,
Sr. Unscd. Notes	4.63	10/15/12	3,000,000		3,254,340
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	2,725,000		2,824,615
Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	5,093,000		5,601,556
Shell International Finance,
Gtd. Notes	3.25	9/22/15	1,850,000		1,906,173
Vulcan Materials,
Sr. Unscd. Notes	5.60	11/30/12	5,710,000		6,134,173
XTO Energy,
Sr. Unscd. Notes	5.50	6/15/18	2,565,000		2,721,721
					22,442,578
Media & Telecommunications--6.7%
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	5,095,000		5,510,900
Cisco Systems,

Sr. Unscd. Notes	5.50	2/22/16	7,135,000	8,039,818
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	5,610,563
News America,
Gtd. Notes	5.30	12/15/14	5,260,000	5,803,879
Rogers Wireless,
Gtd. Notes	6.38	3/1/14	4,859,000	5,460,083
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	3,200,000	3,430,720
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	5,256,000	6,408,357
Time Warner,
Gtd. Notes	5.50	11/15/11	6,625,000	7,089,658
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000	8,302,262
Vodafone Group,
Sr. Unscd. Notes	7.75	2/15/10	6,165,000	6,253,049
				61,909,289
Multi-Line Insurance--.9%
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000	5,118,684
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	2,800,000	2,854,079
				7,972,763
Real Estate Investment Trusts--1.3%
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	5,508,085
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	5,680,000	6,063,735
				11,571,820
Retailing--.5%
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	5,082,230

Software & Services--1.4%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	5,115,000	5,458,288
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	7,797,580
				13,255,868
State/Territory General Obligations--.9%
State of California Taxable
Various Purpose, Bonds	5.45	4/1/15	4,550,000	4,704,518
State of California Taxable
Various Purpose, Bonds	5.95	4/1/16	3,255,000	3,392,036
				8,096,554

U.S. Government Agencies--16.2%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	5,560,000		5,704,899
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	9,065,000		9,268,391
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	12,935,000		13,300,246
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	8,155,000		8,416,058
Federal Farm Credit Banks,
Bonds	3.40	2/7/13	15,800,000		16,764,606
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	9,335,000		10,101,870
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000		7,326,068
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000		8,190,240
Federal Home Loan Banks,
Bonds	5.13	9/10/10	5,050,000		5,246,061
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	7,830,000	c	7,950,222
Federal National Mortgage
Association, Notes	2.88	10/12/10	3,020,000	c	3,085,214
Federal National Mortgage
Association, Notes	3.00	9/16/14	8,550,000	c	8,885,254
Federal National Mortgage
Association, Notes	4.38	7/17/13	12,055,000	c	13,162,927
Federal National Mortgage
Association, Notes	4.75	3/12/10	20,270,000	c	20,539,834
Federal National Mortgage
Association, Notes	5.25	3/5/14	11,855,000	c	12,011,960
					149,953,850
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			652,472	c	692,240

U.S. Government Securities--43.8%
U.S. Treasury Inflation Protected Securities:
Notes, 0.63%, 4/15/13			4,005,299	a,d	4,102,304
Notes, 1.38%, 7/15/18			7,791,748	a,d	8,035,240
Notes, 2.38%, 1/15/17			14,885,649	a,d	16,424,215
U.S. Treasury Notes:
1.00%, 7/31/11			15,500,000		15,633,207
3.25%, 5/31/16			4,250,000	a	4,438,598
3.75%, 11/15/18			2,575,000	a	2,701,337

4.00%, 11/15/12	55,250,000	a	60,019,677
4.25%, 1/15/11	68,745,000	a	71,817,077
4.25%, 8/15/13	43,000,000	a	47,461,293
4.25%, 11/15/13	32,295,000	a	35,716,268
4.50%, 11/15/15	6,000,000	a	6,728,910
4.63%, 8/31/11	52,250,000	a	56,011,634
4.63%, 2/29/12	58,120,000	a	63,146,508
5.13%, 5/15/16	10,000,000	a	11,592,190
			403,828,458
Total Bonds and Notes
(cost $877,166,009)			908,286,748

Other Investment--2.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,179,000)	23,179,000	[e]	23,179,000

Investment of Cash Collateral for
Securities Loaned--25.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $231,236,503)	231,236,503	[e]	231,236,503

Total Investments (cost $1,131,581,512)	126.0%		1,162,702,251
Liabilities, Less Cash and Receivables	(26.0%)		(240,061,531)
Net Assets	100.0%		922,640,720

a	All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $224,550,129 and the total market value of the collateral held by the fund is $231,236,503.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities amounted to $8,951,953 or 1.0% of net assets.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,131,581,512.

Net unrealized appreciation on investments was $31,120,739 of which $33,056,781 related to appreciated investment securities and $1,936,042 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	403,828,458	-	403,828,458
Asset-Backed	-	16,811,802	-	16,811,802
Corporate Bonds	-	315,081,546	-	315,081,546
Foreign Government	-	13,822,298	-	13,822,298
Municipal Bonds	-	8,096,554	-	8,096,554
U.S. Government		150,646,090		150,646,090
Agencies/Mortgage-Backed	-		-
Mutual Funds	254,415,503	-	-	254,415,503

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
November 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.6%	Rate (%)	Date	Amount ($)	Value ($)
Banks--7.3%
Bank of America,
Gtd. Notes	3.13	6/15/12	915,000	960,745
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	245,000	257,949
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	855,000	893,292
Key Bank,
Gtd. Notes	3.20	6/15/12	915,000	963,161
Regions Bank,
Gtd. Notes	3.25	12/9/11	915,000	957,838
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	535,000	557,599
				4,590,584
Diversified Financial Services--3.5%
General Electric Capital,
Gtd. Notes	3.00	12/9/11	915,000	953,465
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	1,220,000	1,273,775
				2,227,240
U.S. Government Agencies--24.3%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	420,000	430,946
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	125,000	127,805
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	605,000	624,367
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	675,000	730,451
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,280,000	1,368,959

Federal Home Loan Banks,
Bonds	4.25	6/14/13	635,000		693,440
Federal Home Loan Banks,
Bonds	4.88	12/13/13	4,095,000		4,579,606
Federal Home Loan Mortgage Corp.,
Notes	5.50	8/20/12	1,345,000	a	1,500,366
Federal National Mortgage
Association, Notes	2.50	2/17/12	1,230,000	a	1,235,683
Federal National Mortgage
Association, Notes	3.00	9/16/14	760,000	a	789,800
Federal National Mortgage
Association, Notes	4.38	7/17/13	1,270,000	a	1,386,721
Federal National Mortgage
Association, Bonds, Ser. 1	4.75	11/19/12	1,125,000	a	1,238,290
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	440,000	a	475,966
					15,182,400
U.S. Government Securities--63.5%
U.S. Treasury Bonds;
7.25%, 5/15/16			1,705,000		2,183,332
U.S. Treasury Inflation Protected
Securities, Notes, 0.63%,
4/15/13			403,595	b	413,370
Securities, Notes, 1.38%,
7/15/18			20,030	b	20,656
Securities, Notes, 2.38%,
1/15/17			2,004,744	b	2,211,952
U.S. Treasury Notes:
1.75%, 11/15/11			750,000		766,377
3.63%, 8/15/19			500,000		517,501
3.75%, 11/15/18			500,000		524,532
4.00%, 11/15/12			5,000,000		5,431,645
4.25%, 1/15/11			4,000,000		4,178,752
4.25%, 8/15/13			5,535,000		6,109,262
4.25%, 11/15/13			45,000		49,767
4.50%, 11/15/15			2,000,000		2,242,970
4.63%, 8/31/11			10,000,000		10,719,930

4.63%, 2/29/12	2,940,000	3,194,266
5.13%, 5/15/16	1,000,000	1,159,219
		39,723,531
Total Bonds and Notes
(cost $60,635,192)		61,723,755

Other Investment--1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $809,000)	809,000 [c]	809,000

Total Investments (cost $61,444,192)	99.9%	62,532,755
Cash and Receivables (Net)	.1%	31,435
Net Assets	100.0%	62,564,190

a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $61,444,192.

Net unrealized appreciation on investments was $1,088,563 of which $1,339,888 related to appreciated investment securities and $251,325 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	39,723,531	-	39,723,531
Corporate Bonds	-	6,817,824	-	6,817,824
U.S. Government	-	15,182,400	-	15,182,400
Agencies/Mortgage-Backed
Mutual Funds	809,000	-	-	809,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
November 30, 2009 (Unaudited)

BNY Mellon Short-Term U.S. Government Securities Fund

	Coupon	Maturity	Principal
Bonds and Notes--97.3%	Rate (%)	Date	Amount ($)		Value ($)
Banks--4.5%
Bank of America,
Gtd. Notes	3.13	6/15/12	1,875,000		1,968,741
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	400,000		421,141
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	1,750,000	a	1,828,376
Key Bank,
Gtd. Notes	3.20	6/15/12	2,000,000	a	2,105,270
Regions Bank,
Gtd. Notes	3.25	12/9/11	1,875,000		1,962,784
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	1,000,000		1,042,242
					9,328,554
Diversified Financial Services--.8%
General Electric Capital,
Gtd. Notes	3.00	12/9/11	1,635,000		1,703,732
State/Territory General Obligations--.5%
California
GO Notes	5.25	4/1/14	1,000,000		1,032,310
U.S. Government Agencies--18.1%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	1,120,000		1,149,188
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	1,825,000		1,865,948
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	2,795,000		2,873,922
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	2,000,000		2,057,484
Federal Farm Credit Banks,

Bonds	3.00	3/3/11	4,195,000		4,326,274
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	2,250,000		2,325,242
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	1,010,000		1,065,620
Federal Home Loan Banks,
Bonds	4.88	11/18/11	2,770,000		2,991,847
Federal Home Loan Mortgage Corp.,
Notes	2.13	3/23/12	3,910,000	b	4,009,087
Federal Home Loan Mortgage Corp.,
Notes	2.45	2/17/12	3,470,000	b	3,482,759
Federal Home Loan Mortgage Corp.,
Notes	2.63	3/19/12	500,000	b	503,481
Federal National Mortgage
Association, Notes	1.75	3/23/11	6,450,000	b	6,557,322
Federal National Mortgage
Association, Notes	2.50	2/17/12	3,955,000	b	3,973,272
					37,181,446
U.S. Government Agencies/Mortgage-Backed--8.9%
Federal Home Loan Mortgage Corp.:
3.50%, 4/1/10 - 9/1/10			2,998,564	b	3,018,121
4.00%, 3/1/10 - 11/1/11			2,386,342	b	2,451,416
4.50%, 1/1/10 - 5/1/10			1,177,222	b	1,192,184
5.00%, 6/1/10 - 7/1/12			3,816,197	b	3,937,926
REMIC, Ser. 3196, Cl. CE,
5.25%, 8/15/11			577,689	b	588,282
REMIC, Ser. 3020, Cl. MA,
5.50%, 4/15/27			472,666	b	484,802
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			80,654	b	85,501
REMIC, Ser. 1648, Cl. E,
6.00%, 9/15/23			200,630	b	201,898
REMIC, Ser. 1961, Cl. H,

6.50%, 5/15/12	62,941	b	64,676
Federal National Mortgage Association:
3.50%, 11/1/10	285,256	b	290,504
4.00%, 6/1/10 - 1/1/11	928,537	b	936,477
4.50%, 1/1/10 - 11/1/10	316,558	b	321,950
5.00%, 12/1/10 - 11/1/13	1,489,400	b	1,539,039
Ser. 2002-T11, Cl. A,
4.77%, 4/25/12	278,378	b	288,288
Ser. 2002-T3, Cl. A, 5.14%,
12/25/11	468,934	b	469,502
Ser. 2001-T6, Cl. A, 5.70%,
5/25/11	20,095	b	20,699
Ser. 2002-T3, Cl. B, 5.76%,
12/25/11	270,000	b	291,518
Ser. 2001-T2, Cl. B, 6.02%,
11/25/10	360,000	b	376,453
Government National Mortgage Association I
Ser. 2006-68, Cl. A, 3.89%,
7/16/26	1,763,071		1,817,610
			18,376,846
U.S. Government Securities--64.5%
U.S. Treasury Notes:
0.88%, 2/28/11	8,500,000	a	8,557,111
0.88%, 3/31/11	8,500,000		8,558,446
0.88%, 4/30/11	8,500,000	a	8,558,777
0.88%, 5/31/11	8,500,000	a	8,560,435
1.00%, 7/31/11	8,500,000	a	8,573,049
1.00%, 10/31/11	3,500,000	a	3,526,540
1.13%, 6/30/11	7,500,000		7,581,450
1.38%, 5/15/12	14,890,000	a	15,077,301
1.75%, 8/15/12	5,500,000	a	5,616,446
1.88%, 6/15/12	9,000,000	a	9,227,115
4.00%, 11/15/12	9,500,000		10,320,126
4.25%, 1/15/11	10,000,000	a	10,446,880
4.38%, 12/15/10	9,750,000		10,167,047
4.50%, 11/15/10	1,500,000	a	1,560,879
4.63%, 8/31/11	10,000,000	a	10,719,930

4.63%, 2/29/12	5,215,000	a	5,666,019
			132,717,551
Total Bonds and Notes
(cost $198,331,293)			200,340,439

Other Investment--2.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,905,000)	5,905,000	[c]	5,905,000
Investment of Cash Collateral for
Securities Loaned--33.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $69,886,353)	69,886,353	[c]	69,886,353
Total Investments (cost $274,122,646)	134.1%		276,131,792
Liabilities, Less Cash and Receivables	(34.1%)		(70,154,348)
Net Assets	100.0%		205,977,444

GO--General Obligation

a	All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $68,220,749 and the total market value of the collateral held by the fund is $69,886,353.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $274,122,646. Net unrealized appreciation on investments was $2,009,146 of which $2,470,432 related to appreciated investment securities and $461,286 related to depreciated investment securities.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
U.S. Treasury	-	132,717,551	-	132,717,551
Corporate Bonds	-	11,032,286	-	11,032,286
Municipal Bonds	-	1,032,310	-	1,032,310
U.S. Government	-	55,558,292	-
Agencies/Mortgage-Backed				55,558,292
Mutual Funds	75,791,353	-	-	75,791,353

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.9%
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,260,000	5,180,153
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,058,613
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,291,963
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	13,500,000	12,778,965
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,543,992
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,868,875
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	8.00	12/1/10	1,000,000	1,071,030
Arizona--3.1%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic

Campus Project)	6.00	7/1/25	2,500,000		2,884,775
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000		1,147,220
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000		1,256,783
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000		5,441,650
Maricopa County Unified School
District (Paradise Valley)
(Insured; National Public
Finance Guarantee Corp.)	6.35	7/1/10	550,000		568,816
Maricopa County Unified School
District (Paradise Valley)
(Insured; National Public
Finance Guarantee Corp.)	7.00	7/1/11	1,905,000		2,086,623
Maricopa County Unified School
District (Scottsdale School)	6.60	7/1/12	1,250,000		1,425,213
Phoenix,
GO	6.25	7/1/16	1,250,000		1,548,838
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000		6,580,500
Salt Verde Financial Corporation,
Senior Gas Revenue	5.25	12/1/28	5,000,000		4,693,500
Salt Verde Financial Corporation,
Senior Gas Revenue	5.50	12/1/29	3,060,000		2,940,262
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.70	12/1/11	1,000,000	a	1,107,530
Tucson,
GO	5.00	7/1/12	1,265,000		1,394,536
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000		2,392,583
University of Arizona Board of

Regents, System Revenue	6.20	6/1/16	10,000,000		11,516,100
California--15.6%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,525,000	b	1,464,107
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000	c	4,048,950
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000		3,216,798
California,
Economic Recovery Bonds	5.00	7/1/16	15,400,000		15,982,582
California,
Economic Recovery Bonds	5.00	7/1/18	5,000,000		5,356,400
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/14	2,050,000	a	2,387,102
California,
GO	5.00	11/1/12	345,000		366,352
California,
GO	5.50	6/1/20	270,000		275,084
California,
GO	5.25	11/1/26	10,500,000		10,547,460
California,
GO	5.50	11/1/33	3,900,000		3,848,754
California,
GO (Prerefunded)	5.00	11/1/11	655,000	a	710,642
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,227,820
California,
GO (Various Purpose)	6.00	4/1/38	6,000,000		6,124,020
California,
GO (Various Purpose)	5.50	11/1/39	10,000,000		9,548,400
California,
GO (Various Purpose)	6.00	11/1/39	10,000,000		10,173,600
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000	a	2,112,072
California County Tobacco

Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding
Corporation)	4.50	6/1/21	2,810,000		2,482,663
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000	c	1,048,137
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	10,000,000		11,019,500
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	2,500,000		2,630,650
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/39	2,500,000		2,628,800
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/39	4,000,000		3,611,480
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000		9,633,730
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000		4,474,480
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,500,000		3,892,140
California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000		2,742,900
California Infrastructure and
Economic Development Bank,
Revenue (California

Independent System Operator
Corporation Project)	6.00	2/1/30	8,000,000	8,501,920
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.50	10/1/22	4,990,000	5,039,102
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,061,950
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; Assured
Guaranty Municipal Corp.)	4.50	7/1/18	4,315,000	4,492,303
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	5,000,000	5,498,350
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/19	13,000,000	13,665,340
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000	1,945,999
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.80	1/15/20	1,505,000	1,521,871
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/26	4,000,000	3,977,040
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	590,000	587,982

Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	10,335,000		8,921,275
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	4,200,000		3,358,320
Kern High School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.40	2/1/12	2,750,000		2,856,700
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000		2,535,826
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000		2,355,180
M-S-R Energy Authority,
Gas Revenue	6.50	11/1/39	5,000,000		5,195,700
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/33	4,000,000	d	892,280
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	5.00	2/7/13	5,000,000		5,431,550
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000		1,612,605
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	3,000,000		3,213,690
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.78	6/1/34	8,000,000	e	5,426,000

Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	565,000	600,861
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/13	3,530,000	3,894,543
Santa Barbara Financing Authority,
Revenue (Airport Project)	5.00	7/1/39	5,000,000	4,923,850
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/28	1,000,000	954,050
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/29	2,205,000	2,060,065
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/13	3,010,000	3,386,310
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/14	2,000,000	2,300,460
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000	431,004
Colorado--5.0%
Adams County,
FHA Insured Mortgage Revenue
(Platte Valley Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	2/1/31	3,400,000	3,241,764
Colorado Department of
Transportation, Transportation
RAN (Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/10	1,000,000	1,026,940
Colorado Educational and Cultural
Facilities Authority, Revenue
(Regis University Project)
(Insured; Radian)	5.00	6/1/22	1,000,000	961,250

Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.25	6/1/31	1,000,000	921,380
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000	2,199,760
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000	1,730,624
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,227,550
Colorado Housing and Finance
Authority, SFMR	4.90	11/1/11	1,210,000	1,251,164
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.75	4/1/15	65,000	66,289
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.05	10/1/16	70,000	74,274
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.70	10/1/16	25,000	26,148
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.75	10/1/21	165,000	179,324
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	35,000	35,817
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National

Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		4,678,274
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/16	3,565,000	c	3,628,671
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000		5,183,500
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/17	3,500,000	c	3,550,855
Jefferson County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.50	12/15/10	1,500,000		1,594,380
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.45	6/15/16	7,690,000	a,c	8,249,140
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	7,345,000	a,c	7,960,364
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	0/5.55	6/15/16	10,960,000	a,c	11,805,454
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	3,120,000		3,228,014
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000		4,770,461
University of Colorado Regents,
Enterprise System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.75	6/1/16	2,000,000		2,108,760
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating

Agreement) (Insured; National
Public Finance Guarantee Corp.)	6.00	12/1/22	5,000,000		5,236,850
Connecticut--2.3%
Connecticut,
GO (Economic Recovery)	5.00	1/1/16	25,000,000	f	29,036,000
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,792,770
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/14	1,260,000		1,464,725
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	2,300,000		2,302,898
District of Columbia--.6%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.71	6/1/16	5,000,000	e	4,738,100
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/12	2,470,000		2,488,747
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/14	2,270,000		2,440,000
Florida--4.4%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,703,696
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,760,925
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	5,000,000		5,278,950
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	520,000		537,586

Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000		3,772,755
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000		3,880,285
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,500,000		2,530,575
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	10/1/19	3,000,000		3,063,210
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas)	5.00	10/1/10	3,000,000		3,084,900
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000	c	1,583,700
Orlando and Orange County
Expressway Authority,
Expressway Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000		5,194,989
Orlando Utilities Commission,
Utility System Revenue	0.00	10/1/16	13,400,000	e	12,081,172
Sarasota County,
Limited Ad Valorem Tax Bonds
(Environmentally Sensitive
Lands and Parkland Program)	5.25	10/1/25	6,895,000		7,504,104
Seminole Tribe,
Special Obligation Revenue	5.75	10/1/22	5,000,000	b	4,845,300
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	2,000,000	b	1,872,640
Seminole Tribe,
Special Obligation Revenue	5.25	10/1/27	3,000,000	b	2,703,750

Georgia--5.0%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		7,087,320
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	4/1/11	17,500,000		18,158,000
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	6.13	1/1/24	2,480,000		2,471,742
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	5,000,000		4,665,300
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000		1,028,560
Fulton County Development
Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000		2,103,606
Georgia,
GO	5.40	11/1/10	1,000,000		1,047,100
Georgia,
GO	5.00	7/1/16	20,000,000	f	23,678,200
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	g	613,566
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,783,750
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,192,980
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000		6,262,106
Hawaii--.5%

Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	7,000,000		7,472,710
Illinois--4.8%
Chicago,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project)	4.75	6/30/14	1,000,000		1,016,750
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	5,000,000		5,608,650
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000		1,236,962
Chicago,
SFMR (Collateralized: FNMA and
GNMA)	4.70	10/1/17	85,000		85,419
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000		10,094,940
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000		5,199,850
DuPage, Cook and Will Counties
Community College District
Number 502, GO (Prerefunded)	5.25	6/1/13	5,980,000	a	6,841,120
Illinois,
GO	5.00	1/1/17	7,500,000		8,543,325
Illinois,
GO (Fund for Infrastructure,
Roads, School and Transit)	5.25	10/1/15	3,000,000		3,303,420
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000		2,539,425
Illinois Health Facilities

Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	1,045,000	1,085,264
Illinois Housing Development
Authority, MFHR (Lifelink
Developments) (Collateralized;
GNMA)	4.13	10/20/16	905,000	895,878
Lake County Community Unitary
School District Number 60, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.63	12/1/11	3,150,000	3,162,317
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,016,800
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Exposition Project) (Insured;
AMBAC)	5.25	6/15/27	8,200,000	8,203,772
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/10	1,620,000	1,677,316
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/12	1,890,000	2,183,952
Will County School District Number
161, GO (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/23	4,355,000	4,541,263
Indiana--.5%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,145,260
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/10	650,000	650,435
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	749,047
Indiana Municipal Power Agency,
Power Supply System Revenue

(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,142,404
Indiana University Trustees,
Student Fee Revenue (Indiana
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/11	1,425,000	1,526,431
Iowa--.2%
Muscatine,
Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,143,100
Kansas--.4%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	5,000,000	5,585,200
Kentucky--1.0%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	3,000,000	3,014,670
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,391,875
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/34	10,000,000	10,432,200
Louisiana--1.9%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,375,000	4,689,694
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	5,000,000	5,326,000
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	14,500,000	16,322,940
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000	2,113,300

Maine--.2%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,950,000		2,956,018
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	715,000		723,401
Maryland--.2%
University System of Maryland,
Auxiliary Facility and Tuition
Revenue (Prerefunded)	5.00	4/1/13	2,405,000	a	2,721,955
Massachusetts--2.8%
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		3,976,131
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	3,620,000		3,871,880
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	9,000,000		9,997,110
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	3,500,000		3,525,235
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000		2,316,240
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	5,000,000		5,547,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000		1,642,080
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		341,096

Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,150,460
Massachusetts Port Authority,
Revenue	5.75	7/1/10	1,325,000	1,367,413
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000	6,675,120
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000	317,741
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000	385,058
Michigan--1.4%
Detroit,
Water Supply System Revenue
(Second Lien) (Insured; FGIC)	5.75	7/1/22	7,000,000	7,791,070
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.25	10/1/18	2,000,000	2,134,160
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,268,200
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,185,200
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,000,000	4,317,350
Minnesota--1.5%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	13,569,720
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000	1,607,612

University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,987,141
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	2,550,000	2,521,976
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	465,864
Missouri--.5%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	2,000,000	2,227,260
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000	1,464,425
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	5.38	3/15/39	2,500,000	2,708,275
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	5.05	9/1/24	715,000	719,690
Nebraska--.3%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	1,315,000	1,315,276
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	5.25	9/1/22	840,000	850,954
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000	1,275,500

Omaha Public Power District,
Electric Revenue	7.63	2/1/12	1,350,000		1,456,542
Nevada--.7%
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	10,000,000		10,988,800
New Hampshire--.1%
Nashua,
Capital Improvement Bonds
(Prerefunded)	5.50	7/15/12	560,000	a	628,247
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000		1,081,660
New Jersey--3.4%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,185,360
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/17	2,500,000		3,004,600
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/18	5,000,000		5,870,950
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/19	5,000,000		5,878,450
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	5,000,000		5,816,750
Gloucester County Improvement

Authority, Solid Waste
Resource Recovery Revenue
(Waste Management, Inc.
Project)	6.85	12/1/09	4,000,000		4,000,000
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue
(Waste Management, Inc.
Project)	7.00	12/1/09	1,000,000		1,001,140
New Jersey,
GO	6.00	2/15/11	1,000,000		1,065,130
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000		4,515,280
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	3,000,000		2,929,560
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000		2,187,680
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000		1,081,520
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC) (Prerefunded)	5.25	7/1/11	100,000	a	108,428
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/30/13	900,000		965,106
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000		4,222,425
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC) (Prerefunded)	6.00	9/15/10	2,000,000	a	2,090,960

New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/19	1,000,000		1,085,690
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,125,000		3,706,354
New Mexico--.2%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000		1,132,730
New Mexico Highway Commission,
Tax Revenue (Prerefunded)	6.00	6/15/10	2,000,000	a	2,061,920
New York--11.8%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000		1,051,400
Dutchess County Industrial
Development Agency, IDR (IBM
Project)	5.45	12/1/09	2,500,000		2,500,350
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/11	950,000		1,031,082
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/12	950,000		1,076,673
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000		1,116,763
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000		1,146,099
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000		1,168,945
Long Island Power Authority,
Electric System General Revenue	5.25	12/1/12	4,000,000		4,457,320
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,500,000		8,416,950
Long Island Power Authority,
Electric System General

Revenue (Insured; FGIC)	5.00	12/1/23	7,500,000		8,046,375
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	10,000,000		10,785,500
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000		1,009,130
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000		5,829,600
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,774,095
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000	d	990,860
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000		13,743,600
Monroe County,
Public Improvement GO	6.00	6/1/11	115,000		117,788
New York City,
GO	5.75	8/1/13	215,000		224,084
New York City,
GO	5.00	8/1/17	20,000,000		22,557,800
New York City,
GO (Prerefunded)	5.75	8/1/10	1,435,000	a	1,502,129
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	3,500,000		3,760,855
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	10,000,000		10,931,300
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	10,000,000		10,859,700
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	11/15/21	1,050,000		1,107,246

New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000	h	3,225,750
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	6.13	5/15/10	175,000	a	181,459
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	5,000,000		5,778,650
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000		1,047,300
New York Local Government
Assistance Corporation, Revenue	6.00	4/1/12	2,000,000		2,110,600
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000		228,478
New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	3,000,000	f	3,126,030
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	3,800,000		4,122,088
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.00	10/1/18	1,500,000		1,515,360
New York State Power Authority,
Revenue (Prerefunded)	5.00	11/15/12	2,000,000	a	2,245,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000		5,687,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000		5,659,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000		5,446,600

New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	3,000,000		3,174,540
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000		4,808,520
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue	5.00	1/1/11	5,000,000		5,211,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000		5,344,650
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	2,000,000		2,109,000
North Carolina--5.5%
Charlotte,
GO	5.00	4/1/13	1,000,000		1,133,910
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)	5.25	1/15/34	4,000,000		4,008,360
Concord,
COP (Insured; National Public
Finance Guarantee Corp.)	5.50	6/1/11	1,000,000		1,063,140
Durham County,
Public Improvement GO
(Prerefunded)	5.00	4/1/12	2,000,000	a	2,196,700
Guilford County,
Public Improvement GO
(Prerefunded)	5.10	10/1/10	1,500,000	a	1,590,990
JPMorgan Chase Bank

Putters/Drivers Trust (North
Carolina, GO)	17.43	3/1/17	3,750,000	b,e	6,549,750
North Carolina,
Grant Anticipation Revenue
Vehicle Bonds	5.00	3/1/19	5,000,000		5,730,700
North Carolina,
Grant Anticipation Revenue
Vehicle Bonds	5.00	3/1/21	5,000,000		5,591,950
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000		1,579,305
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000		9,143,280
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000		5,331,900
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000		18,421,560
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.00	1/1/25	4,075,000		4,719,543
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	4,055,000		4,421,734
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000		5,799,530
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.50	10/1/34	5,000,000		5,137,250
Ohio--2.2%
Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000		507,450
American Municipal Power - Ohio,

Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/10	5,000,000		5,030,100
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	10,750,000		9,141,370
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	2,265,000		2,537,729
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	3,900,000		4,386,174
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	5.75	1/1/24	4,000,000		4,250,760
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000		3,343,881
Ohio,
Revitalization Project Revenue
(Insured; AMBAC)	5.00	10/1/11	1,300,000		1,390,415
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	1,000,000		1,027,130
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000		937,458
Oregon--.3%
Eagle Point School District Number
9, GO (Prerefunded)	5.63	6/15/11	1,500,000	a	1,618,170
Jackson County School District
Number 6, GO (Central Point)
(Insured; FGIC) (Prerefunded)	5.75	6/15/10	2,265,000	a	2,332,452
Portland,
Convention Center Urban
Renewal and Redevelopment
Bonds (Insured; AMBAC)	5.75	6/15/18	1,150,000		1,183,879
Pennsylvania--1.1%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh

Medical Center)	5.25	6/15/15	1,620,000	1,758,267
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,533,500
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/24	3,500,000	3,740,240
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,370,350
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,075,800
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,553,440
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	829,193
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	257,770
South Carolina--1.7%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/10	10,000,000	10,398,200
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,430,770
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	1,000,000	1,029,940
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for

Tomorrow) (Prerefunded)	5.88	12/1/12	3,000,000	a	3,469,230
Horry County School District,
GO (Insured; South Carolina
State Department of Education)	5.38	3/1/17	5,030,000		5,496,331
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000		1,008,700
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000		1,252,275
Texas--5.7%
Austin,
Public Improvement Bonds
(Prerefunded)	5.00	9/1/12	3,000,000	a	3,338,340
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	1,000,000		1,005,180
Dallas,
GO	5.00	2/15/27	2,500,000		2,719,825
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,110,080
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	5,000,000		5,667,400
Houston,
Airport System Senior Lien
Revenue	5.50	7/1/39	6,000,000		6,217,680
Houston,
Combined Utility System First
Lien Revenue (Insured; AMBAC)	5.00	5/15/11	11,000,000		11,510,620

Houston,
Public Improvement GO	5.00	3/1/18	10,000,000		11,542,100
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	d	1,268,173
Klein Independent School District,
Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)	5.00	8/1/19	1,575,000		1,701,032
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/15	1,135,000		1,313,445
Plano Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)
(Prerefunded)	5.00	2/15/12	3,000,000	a	3,283,560
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/14	3,260,000	d	2,949,518
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000		5,750,500
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/25	10,000,000		10,580,100
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.38	8/15/19	90,000		95,377
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.38	8/15/11	1,560,000	a	1,688,248
Southwest Higher Educational
Authority Inc., Higher

Educational Revenue (Southern
Methodist University Project)
(Insured; AMBAC) (Prerefunded)	5.50	10/1/12	1,000,000	a	1,129,260
Texas A&M University System Board
of Regents, Financing System
Revenue	5.38	5/15/15	810,000		864,797
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	1,775,000		1,798,838
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.40	9/1/11	2,750,000		2,757,893
Texas Tech University System Board
of Regents, Finance System and
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	2,000,000		2,178,400
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	4,500,000		4,866,435
Vermont--.4%
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/11	2,000,000		2,148,020
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/12	2,500,000		2,778,500
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	4.85	5/1/11	630,000		633,182
Virginia--.2%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	2,500,000		2,605,075
Newport News Industrial
Development Authority, IDR

(Virginia Advanced
Shipbuilding and Carrier
Integration Center)	5.50	9/1/10	1,000,000	1,039,120
Washington--.9%
Energy Northwest,
Electric Revenue (Project
Number 1) (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/1/13	1,000,000	1,108,480
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000	5,979,600
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/39	5,000,000	5,224,200
Seattle,
Municipal Light and Power
Revenue	5.50	12/1/10	1,000,000	1,051,200
West Virginia--.5%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	3,850,000	3,952,795
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000	1,047,250
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000	2,722,850
Wisconsin--3.5%
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	9,500,000	10,377,895
Wisconsin,
GO	4.50	5/1/20	20,000,000	21,966,000
Wisconsin,
GO	5.00	5/1/20	5,800,000	6,509,108
Wisconsin,
Transportation Revenue
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/18	11,825,000		12,874,705
U.S. Related--4.6%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/12	2,000,000		2,062,000
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	950,000		1,008,112
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/13	1,380,000		1,510,755
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/20	5,000,000		5,260,050
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/15	2,000,000		2,179,420
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		4,140,585
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000		10,533,400
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000		4,200,920
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.88	7/1/10	1,405,000	a	1,464,979
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.88	7/1/10	2,595,000	a	2,705,313

Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	580,000		629,283
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	420,000		445,750
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000		1,067,250
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	995,000		1,054,501
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	5,000		5,983
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	5,000		6,035
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,995,000		2,111,029
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,940,000		2,085,927
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	5,000		6,140
Puerto Rico Public Buildings
Authority, Government Facility
Revenue (Insured; AMBAC)	6.25	7/1/10	750,000		764,475
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	6,000,000	c	4,469,340
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	3,000,000	d	619,170

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	20,000,000		20,544,200
Total Long-Term Municipal Investments
(cost $1,397,442,497)					1,457,365,308
Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.3%	Rate (%)	Date	Amount ($)		Value ($)
California--.8%
California,
Revenue	3.00	5/25/10	10,000,000		10,083,900
Irvine Reassessment District
Number 85-7, Limited
Obligation Improvement Bonds
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.24	12/1/09	2,100,000	i	2,100,000
Colorado--1.2%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.24	12/1/09	745,000	i	745,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.24	12/1/09	300,000	i	300,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.24	12/1/09	3,765,000	i	3,765,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.24	12/1/09	2,600,000	i	2,600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of

America)	0.24	12/1/09	1,200,000	i	1,200,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.24	12/1/09	800,000	i	800,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.24	12/1/09	700,000	i	700,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.24	12/1/09	3,200,000	i	3,200,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.24	12/1/09	1,100,000	i	1,100,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.24	12/1/09	1,350,000	i	1,350,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S.
Bancorp)	0.24	12/1/09	1,250,000	i	1,250,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.27	12/1/09	2,000,000	i	2,000,000
Florida--.2%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty

Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.35	12/1/09	3,280,000	i	3,280,000
Idaho--.3%
Power County,
PCR (FMC Corporation Project)
(LOC; Wachovia Bank)	0.26	12/1/09	5,200,000	i	5,200,000
Iowa--.1%
Iowa Higher Education Loan
Authority, Private College
Faciliity Revenue, Refunding
(Des Moines University
Project) (LOC; Allied Irish
Banks)	0.38	12/1/09	930,000	i	930,000
Massachusetts--.3%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.25	12/1/09	700,000	i	700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.22	12/1/09	3,500,000	i	3,500,000
Michigan--.1%
Michigan Higher Education
Facilities Authority, LOR and
Revenue Refunding (University
of Detroit Mercy Project)
(LOC; JPMorgan Chase Bank)	0.24	12/1/09	1,500,000	i	1,500,000
New Hampshire--.6%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.24	12/1/09	8,500,000	i	8,500,000
New Mexico--.1%
Farmington,
PCR, Refunding (Arizona Public
Service Company Four Corners
Project) (LOC; Barclays Bank
PLC)	0.20	12/1/09	1,300,000	i	1,300,000

Ohio--.3%
Ohio Higher Educational Facility,
Revenue, Refunding (Case
Western Reserve University
Project) (LOC; Bank of America)	0.21	12/1/09	3,900,000	i	3,900,000
Oregon--.4%
Medford Hospital Facilities
Authority, Revenue (Cascade
Manor Project) (LOC; KBC Bank)	0.24	12/1/09	4,010,000	i	4,010,000
Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	0.25	12/1/09	1,300,000	i	1,300,000
Pennsylvania--.4%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.24	12/1/09	700,000	i	700,000
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.27	12/1/09	4,055,000	i	4,055,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (LOC; Bank of
America)	0.23	12/1/09	1,600,000	i	1,600,000
Tennessee--.3%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.24	12/1/09	4,325,000	i	4,325,000
Texas--.2%
Dallas Performing Arts Cultural
Facilities Corporation,
Cultural Facility Revenue
(Dallas Center for the
Performing Arts Foundation,

Inc. Project) (LOC; Bank of
America)	0.24	12/1/09	2,550,000	i	2,550,000
Vermont--.0%
Vermont Educational and Health
Buildings Financing Agency, HR
(Mount Ascutney Hospital
Project) (LOC; TD Bank)	0.20	12/1/09	100,000	i	100,000
Washington--.0%
Washington Economic Development
Finance Authority, EDR
(Pioneer Human Services
Project) (LOC; U.S. Bank NA)	0.34	12/1/09	500,000	i	500,000
Total Short-Term Municipal Investments
(cost $79,143,162)					79,143,900
Total Investments (cost $1,476,585,659)			102.6%		1,536,509,208
Liabilities, Less Cash and Receivables			(2.6%)		(39,045,890)
Net Assets			100.0%		1,497,463,318

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value at $17,435,547 or 1.2% of net assets.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security--interest rate subject to periodic change.
f Purchased on a delayed delivery basis.
g Non-income producing--security in default.
h Subject to interest rate change on November 1, 2011.
i Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,476,585,659. Net unrealized appreciation on investments was $59,923,549 of which $71,093,103 related to appreciated investment securities and $11,169,554 related to depreciated investment securities.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

		Market Value		Unrealized
BNY Mellon National		Covered by		(Depreciation)
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 11/30/2009 ($)

Financial Futures Short
U.S. Treasury 10 Year Note	460	(55,739,063)	December 2009	(1,560,156)
U.S. Treasury Long Bond	296	(36,509,750)	December 2009	(1,255,688)

Gross Unrealized Depreciation				(2,815,844)

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities
Municipal Bonds	-	1,536,509,208	-	1,536,509,208
Liabilities ($)
Other Financial Instruments+	(2,815,844)	-	-	(2,815,844)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--89.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.6%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,370,000		1,365,260
Jefferson County,
Sewer Revenue Warrants
(Insured; Assured Guaranty
Municipal Corp.)	5.25	2/1/13	3,000,000		2,828,670
Alaska--.2%
North Slope Borough,
GO	5.00	6/30/12	1,000,000		1,092,640
Arizona--3.6%
Arizona Health Facilities
Authority, Health Facility
Revenue (Catholic Healthcare
West)	5.00	7/2/12	4,000,000		4,236,600
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	4.50	7/1/10	1,575,000		1,613,887
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	5,200,000		5,361,304
Mesa,
Utility Systems Revenue
(National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/1/14	3,600,000	a	4,174,560
Pima County,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/13	1,000,000		1,012,340
Scottsdale,

GO (Projects of 2000 and 2004)	5.00	7/1/13	3,000,000	3,419,940
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	5,000,000	5,758,050
California--7.5%
California,
Economic Recovery Bonds	5.00	7/1/10	4,500,000	4,608,900
California,
Economic Recovery Bonds	5.00	1/1/11	1,775,000	1,850,508
California,
Economic Recovery Bonds	2.50	7/1/12	2,000,000	2,049,000
California,
GO (Various Purpose)	5.00	9/1/12	3,220,000	3,508,673
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,126,540
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	1,500,000	1,582,935
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	3,000,000	3,182,100
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,120,520
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	2.25	4/2/12	2,500,000	2,560,275
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,335,000	1,411,776
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	10,000,000	10,554,800

Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000		1,028,808
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	6/1/11	4,415,000		4,646,743
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	12/1/11	3,105,000		3,312,445
Los Angeles Unified School
District, GO (Insured; AMBAC)	5.00	7/1/10	1,000,000		1,025,520
Mount San Antonio Community
College District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/15	2,000,000		2,174,440
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	4.00	2/8/11	2,500,000		2,579,575
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000	a	1,174,570
San Bernardino County
Transportation Authority,
Sales Tax Revenue Notes	5.00	5/1/12	1,500,000		1,618,095
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	4.00	1/1/13	1,000,000		1,067,300
Colorado--2.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000		610,860
Colorado Department of
Transportation, Transportation
RAN (Insured; National Public
Finance Guarantee Corp.)	5.50	6/1/11	6,300,000		6,773,382
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical

Lutheran Good Samaritan
Society Project)	5.00	6/1/10	1,000,000		1,012,510
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	11/12/13	5,000,000		5,449,600
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/15/15	5,000,000		5,160,100
Connecticut--1.9%
Connecticut,
GO (Economic Recovery)	5.00	1/1/13	10,000,000	b	11,178,500
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Credit Group)	3.50	2/1/12	1,445,000		1,486,197
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,190,000		1,295,565
Delaware--.2%
University of Delaware,
Revenue	2.00	6/1/11	1,675,000		1,692,571
Florida--4.7%
Clearwater,
Water and Sewer Revenue	5.00	12/1/10	1,000,000		1,038,180
Clearwater,
Water and Sewer Revenue	5.00	12/1/11	1,000,000		1,069,680
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,250,000		3,496,512
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/13	5,000,000		5,018,950
Florida Department of Management
Services, Florida Facilities

Pool Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	9/1/13	1,825,000		2,040,186
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	3,000,000		3,078,630
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/13	3,000,000		3,257,910
Florida Rural Utility Financing
Commission, Revenue Notes
(Public Projects Construction)	4.00	2/1/11	895,000		897,452
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/13	3,000,000		3,389,610
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000		2,655,286
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	5/1/11	1,885,000	a	2,021,436
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	2,000,000		2,164,680
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.25	8/1/11	1,000,000		1,061,530
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/11	2,200,000		2,293,236
Georgia--4.7%
Atlanta,
Airport General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.88	1/1/17	1,000,000		1,012,200
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle

Project)	6.50	4/1/11	2,000,000		2,087,960
Forsyth County,
GO	5.00	3/1/12	2,000,000		2,192,900
Georgia,
GO	5.00	5/1/12	1,270,000		1,402,143
Georgia,
GO	4.50	12/1/12	3,125,000		3,466,875
Georgia,
GO	4.00	7/1/13	5,000,000		5,524,250
Georgia,
GO	4.00	1/1/15	2,000,000		2,244,460
Georgia,
GO (Prerefunded)	5.00	8/1/12	5,000,000	a	5,551,400
Gwinnett County School District,
GO	5.00	2/1/11	1,000,000		1,054,110
Henry County,
GO	5.00	7/1/11	2,500,000		2,674,400
Main Street Natural Gas, Inc.,
Gas Project Revenue	5.00	3/15/12	5,790,000		6,168,261
Hawaii--2.0%
Hawaii,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	7/1/12	10,850,000	a	12,078,871
Hawaii,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/11	1,000,000		1,080,410
Hawaii,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/12	1,000,000		1,113,200
Idaho--.4%
University of Idaho Regents,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	4.38	4/1/11	2,500,000		2,601,625
Illinois--3.1%
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,750,000	a	1,912,015

Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,000,000	a	1,092,580
Chicago O'Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.50	1/1/14	1,000,000		1,044,310
Cook County,
GO Capital Equipment Bonds	5.00	11/15/12	1,000,000		1,105,500
Illinois,
GO	5.00	1/1/12	1,000,000		1,082,370
Illinois,
GO (Fund for Infrastructure,
Roads, Schools and Transit)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/11	2,000,000		2,162,640
Illinois,
GO (Fund for Infrastructure,
Roads, Schools and Transit)
(Insured; National Public
Finance Guarantee Corp.)	6.00	1/1/17	5,575,000		5,598,304
Illinois,
Sales Tax Revenue (Fund for
Infrastructure, Roads, Schools
and Transit)	5.50	6/15/13	1,100,000		1,175,592
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.00	8/15/11	1,000,000		1,055,760
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000		2,508,400
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; National Public
Finance Guarantee Corp.)	5.75	12/15/14	3,360,000		3,406,234
Indiana--1.3%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated

Group)	5.00	2/15/11	1,000,000		1,023,340
Purdue University Trustees,
Purdue University Student
Facilities System Revenue	5.25	7/1/12	2,000,000		2,222,700
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000		6,120,960
Iowa--.4%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grimmell
College Project)	2.10	12/1/11	2,500,000		2,556,550
Kentucky--1.9%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000		689,818
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.) (Prerefunded)	6.25	10/1/10	335,000	a	354,340
Kentucky Property and Buildings
Commission, Revenue (Project
Number 69) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/1/14	1,450,000		1,550,021
Kentucky Property and Buildings
Commission, Revenue (Project
Number 72) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.38	10/1/11	1,550,000	a	1,685,982
Kentucky Property and Buildings
Commission, Revenue (Project
Number 82) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/13	8,480,000		9,637,181
Louisiana--1.7%
Louisiana,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/19	9,405,000		10,129,843
Louisiana Public Facilities

Authority, Revenue (Department
of Public Safety Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/10	1,765,000		1,814,861
Maryland--.3%
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	8/1/12	1,195,000		1,330,477
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	11/15/11	1,000,000		1,066,290
Massachusetts--2.7%
Massachusetts,
Consolidated Loan (Insured;
FGIC) (Prerefunded)	5.25	11/1/12	2,000,000	a	2,233,020
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.50	11/1/12	2,000,000		2,257,740
Massachusetts,
Federal Highway, GAN (Insured;
Assured Guaranty Municipal
Corp.)	5.75	6/15/12	2,000,000		2,107,220
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	6.90	12/1/12	1,000,000		1,001,100
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	4.00	12/1/11	1,725,000		1,802,798
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/10	200,000		201,758
Massachusetts Health and
Educational Facilities
Authority, Revenue

(Northeastern University Issue)	5.00	10/1/10	2,500,000		2,564,775
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,000,000		1,030,250
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.10	4/19/12	1,000,000		1,021,880
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000		1,121,940
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	470,000		480,119
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,000,000	a	3,305,640
Michigan--.6%
Michigan,
State Trunk Line Fund Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	11/1/11	4,145,000	a	4,522,402
Minnesota--2.8%
Minnesota,
GO (State Trunk Highway Bonds)	5.00	8/1/12	1,720,000		1,912,090
Minnesota,
GO (Various Purpose)	4.00	8/1/13	11,500,000		12,707,385
Northern Municipal Power Agency,
Electric System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/12	2,000,000		2,147,920
Osseo Independent School District
Number 279, GO (Minnesota School
District Credit Enhancement
Program)	3.00	2/1/12	3,325,000	b	3,489,189
Mississippi--.6%
Mississippi,
GO	4.00	11/1/11	1,000,000		1,063,300

Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	4.40	3/1/11	2,000,000		2,023,260
Mississippi Hospital Equipment and
Facilities Authority, Hospital
Refunding and Improvement
Revenue (South Central
Regional Medical Center)	5.00	12/1/09	1,085,000		1,085,054
Missouri--.4%
Rockwood R-6 School District,
GO	5.00	2/1/12	1,035,000		1,132,249
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,800,000		1,952,172
Montana--.5%
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	5/15/24	3,000,000		3,104,160
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.75	5/15/10	350,000	a	365,813
Nebraska--.2%
Nebraska Public Power District,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/13	1,300,000		1,443,780
Nevada--.5%
Clark County School District,
GO (Limited Tax) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/11	1,525,000		1,622,036
Las Vegas Valley Water District,
GO	5.00	2/1/13	1,000,000		1,098,390

Truckee Meadows Water Authority,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/15	1,000,000		1,069,720
New Hampshire--1.6%
Manchester,
School Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	6/1/13	4,465,000	a	5,088,314
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,465,000		2,514,349
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue)	3.50	8/1/12	2,535,000		2,597,437
Portsmouth,
GO	5.00	9/15/13	1,000,000		1,115,640
New Jersey--2.0%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/12	2,000,000		2,160,880
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/14	2,935,000		3,027,218
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/17	110,000		110,029
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Insured; FGIC)	5.00	6/15/13	3,000,000		3,074,190
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	3/1/12	2,000,000		2,159,860
New Jersey Economic Development

Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	9/1/12	2,750,000		2,999,205
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/11	1,000,000		1,073,740
New Mexico--1.0%
Albuquerque Bernalillo County
Water Utility Authority, Joint
Water and Sewer System Revenue	5.00	7/1/12	3,700,000		4,081,877
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/11	2,750,000		2,934,690
New York--8.9%
Buffalo and Fort Erie Public
Bridge Authority, Toll Bridge
System Revenue (Liquidity
Facility; Bank of Nova Scotia)	4.00	7/1/10	1,000,000		1,018,020
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/11	3,090,000		3,321,935
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	11,125,000		12,129,588
New York City,
GO	5.00	8/1/10	2,000,000		2,062,060
New York City,
GO	5.00	10/1/11	4,250,000		4,566,158
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/16	1,500,000	c	1,612,875
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	4.00	11/1/11	5,000,000		5,312,250
New York City Trust for Cultural

Resources, Revenue (The
Juilliard School)	2.75	7/1/12	3,500,000		3,605,140
New York State,
GO	3.00	2/1/14	10,000,000	b	10,621,000
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Albany Medical Center
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.00	2/15/11	1,075,000		1,130,373
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;
XLCA)	5.25	7/1/13	1,000,000		1,100,610
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program) (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/17	2,500,000		2,729,075
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.38	6/15/16	5,000,000		5,513,850
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	4,000,000		4,191,960
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/12	1,055,000		1,152,134
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithaca
College Project)	4.00	7/1/10	1,000,000		1,016,190
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	3,000,000		3,067,860

North Carolina--1.9%
Brunswick County,
GO	5.00	5/1/13	2,445,000		2,768,694
Charlotte,
COP (Convention Facility
Project)	5.00	8/1/10	3,000,000		3,093,180
Mecklenburg County,
Public Improvement GO	5.00	3/1/12	5,000,000		5,492,550
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/13	2,000,000		2,194,420
Ohio--1.9%
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/10	2,500,000		2,515,050
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/11	3,000,000		3,113,310
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,240,000		1,904,806
Cincinnati,
Water System Revenue
(Prerefunded)	5.00	6/1/11	1,010,000	a	1,077,882
Lorain County,
Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000		2,666,175
Ohio Water Development Authority,
Fresh Water Revenue	5.00	12/1/12	1,905,000		2,133,943
Oklahoma--.9%
Oklahoma Building Bonds
Commission, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/15/15	5,460,000		6,124,591
Oregon--.2%
Oregon Department of
Administrative Services,

Oregon Appropriation Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/11	1,140,000	1,227,073
Pennsylvania--4.7%
Allegheny County Hospital
Development Authority, Revenue
(UPMC Health System) (Insured;
AMBAC)	5.50	12/15/14	2,795,000	2,828,260
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/13	3,035,000	3,334,069
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)	4.00	12/1/12	8,490,000	8,972,317
Harrisburg Authority,
School Revenue (The School
District of the City of
Harrisburg Refunding Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/10	1,010,000	1,026,120
Montgomery County,
GO	5.00	9/15/11	2,155,000	2,326,689
Pennsylvania,
GO	5.00	7/15/11	5,000,000	5,356,400
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/10	1,055,000	1,096,419
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The University of
Pennsylvania Health System)
(Insured; AMBAC)	5.00	8/15/12	6,325,000	6,923,155
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.50	12/1/09	400,000	400,032
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/13	1,500,000	1,708,425
South Carolina--.2%
Horry County School District,
GO (Insured; National Public

Finance Guarantee Corp.)	5.00	1/1/11	1,660,000		1,742,950
Texas--10.2%
Austin,
Hotel Occupancy Tax Revenue
(Convention Center/Waller
Creek Venue Project) (Insured;
AMBAC)	5.25	11/15/19	3,000,000		3,009,090
Austin,
Water and Wastewater System
Revenue	4.00	11/15/13	1,500,000		1,645,095
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue	4.00	11/1/11	1,775,000		1,874,098
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue	4.00	11/1/12	2,220,000		2,380,972
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue
(Insured; AMBAC)	5.38	12/1/13	2,135,000		2,303,259
El Paso,
GO	3.00	8/15/10	3,500,000		3,566,570
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	6.25	8/15/18	1,905,000		2,141,791
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (BP
Products North America, Inc.
Project)	2.30	9/3/13	4,000,000		4,060,760
Harris County,
GO and Revenue (Prerefunded)	5.00	8/15/12	15,000,000	a	16,672,050
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/12	1,000,000		1,113,650
Harris County,
Unlimited Tax Toll Road and
Subordinate Lien Revenue	5.00	8/15/12	2,100,000		2,330,727
Harris County Cultural Education

Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,800,000		1,964,610
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	5,000,000		5,067,650
Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/10	1,050,000		1,079,862
North Texas Tollway Authority,
Dallas North Tollway System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/10	5,270,000		5,289,183
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/13	1,000,000		1,058,810
Port Arthur Independent School
District, Unlimited Tax School
Building Bonds (Insured; AMBAC)	5.25	2/15/18	1,000,000		1,007,790
Texas,
Water Financial Assistance GO
Bonds (Water Infrastructure
Fund)	4.00	8/1/11	500,000	b	528,030
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/12	5,350,000		5,880,185
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/13	1,375,000		1,550,931
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000		753,199
Travis County Health Facilities
Development Corporation,
Revenue (Ascension Health
Credit Group) (Insured;
National Public Finance
Guarantee Corp.)	6.00	11/15/12	3,110,000		3,153,664
University of Texas System Board
of Regents, Financing System

Revenue	5.25	8/15/12	4,485,000	5,004,228
Utah--.2%
Salt Lake County,
Sales Tax Revenue	5.00	8/1/12	1,000,000	1,110,220
Virginia--4.4%
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.00	12/1/11	1,500,000	1,576,215
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.00	1/15/13	1,000,000	1,125,130
Pittsylvania County,
GO School Notes	4.50	2/1/11	1,500,000	1,504,980
Richmond,
GO Public Improvement
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/16	6,040,000	6,858,541
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	3,000,000	3,004,800
Virginia Beach,
GO Public Improvement	5.00	7/15/11	1,000,000	1,072,850
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/11	2,500,000	2,633,750
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/13	2,000,000	2,251,340
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/14	2,610,000	3,002,492
Virginia College Building
Authority, Educational
Facilities Revenue (21st

Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/12	1,200,000	a	1,312,284
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/12	1,555,000		1,730,109
Virginia Commonwealth
Transportation Board,
Transportation Revenue (U.S.
Route 58 Corridor Development
Program)	5.25	5/15/12	5,000,000		5,549,100
Washington--3.4%
Chelan County Public Utility
District Number 1, Chelan
Hydro Consolidated System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	4,000,000		4,326,200
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; AMBAC)	6.00	7/1/16	5,000,000		5,550,350
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	5,105,000		5,789,070
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	4/1/12	1,145,000		1,251,313
Skagit County Burlington-Edison
School District Number 100,
Unlimited Tax GO (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.63	6/1/11	2,380,000	a	2,563,331
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	7/1/12	3,000,000		3,314,100
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/14	1,060,000		1,214,887
Wisconsin--.7%
Wisconsin,

GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/12	1,000,000		1,097,490
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/13	3,500,000		3,924,795
U.S. Related--1.4%
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	2,000,000		2,045,920
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000	a	1,109,450
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	4.50	7/1/10	4,105,000		4,153,973
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000		2,416,119
Total Long-Term Municipal Investments
(cost $627,726,181)					637,675,660
Short-Term Municipal	Coupon	Maturity	Principal
Investments--15.6%	Rate (%)	Date	Amount ($)		Value ($)
California--1.4%
California,
Revenue	3.00	5/25/10	10,000,000		10,083,900
Colorado--1.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.24	12/1/09	2,100,000	d	2,100,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.24	12/1/09	1,460,000	d	1,460,000
Colorado Educational and Cultural
Facilities Authority, Revenue

(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.24	12/1/09	910,000	d	910,000
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (YMCA of the Rockies
Project) (LOC; Bank of America)	0.23	12/1/09	3,500,000	d	3,500,000
Colorado Health Facilities
Authority, Revenue (The
Visiting Nurse Corporation of
Colorado, Inc.) (LOC; Wells
Fargo Bank)	0.40	12/1/09	580,000	d	580,000
Denver City and County,
MFHR (Ogden Residences
Project) (LOC; Credit Lyonnais)	0.37	12/1/09	1,235,000	d	1,235,000
Florida--3.2%
Lakeland,
Energy System Revenue,
Refunding	1.03	12/7/09	8,500,000	d	8,517,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.28	12/1/09	5,850,000	d	5,850,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.35	12/1/09	8,900,000	d	8,900,000
Iowa--.9%
Iowa Finance Authority,
Health Facilities Revenue
(Iowa Health System) (LOC;
Bank of America)	0.22	12/1/09	6,100,000	d	6,100,000
Massachusetts--1.9%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.25	12/1/09	3,400,000	d	3,400,000
Massachusetts,

GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.25	12/1/09	6,125,000	d	6,125,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.22	12/1/09	2,000,000	d	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.19	12/1/09	2,100,000	d	2,100,000
Nebraska--.5%
Sarpy County Hospital Authority
Number 1, Health Facilities
Revenue (Immanuel Health
Systems - Trinity Village
Project) (LOC; Allied Irish
Banks)	0.30	12/1/09	3,500,000	d	3,500,000
New Hampshire--.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.24	12/1/09	3,100,000	d	3,100,000
New Jersey--.4%
New Jersey Economic Development
Authority, Gas Facilities
Revenue (NUI Corporation
Project) (LOC; Bank of America)	0.27	12/1/09	2,900,000	d	2,900,000
New York--.1%
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.24	12/1/09	360,000	d	360,000
New York City Transitional Finance
Authority, Revenue (New York

City Recovery) (Liquidity
Facility; Dexia Credit Locale)	0.21	12/1/09	200,000	d	200,000
Ohio--.8%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; JPMorgan Chase Bank)	0.19	12/1/09	6,000,000	d	6,000,000
Pennsylvania--3.7%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.24	12/1/09	14,900,000	d	14,900,000
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.27	12/1/09	1,400,000	d	1,400,000
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.84	12/7/09	10,000,000	b,d	10,000,000
Tennessee--.2%
Clarksville Public Building
Authority, Financing Revenue
(Metropolitan Government of
Nashville and Davidson County
Loan) (LOC; Bank of America)	0.24	12/1/09	1,500,000	d	1,500,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.24	12/1/09	100,000	d	100,000
Virginia--.1%
Virginia Small Business Financing
Authority, Revenue, Refunding
(Virginia State University
Real Estate Foundation) (LOC;
Bank of America)	0.23	12/1/09	600,000	d	600,000
Washington--.6%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Franke Tobey Jones

Project) (LOC; Wells Fargo
Bank)	0.34	12/1/09	1,900,000	d	1,900,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Rockwood Retirement
Communities Program) (LOC;
Wells Fargo Bank)	0.34	12/1/09	770,000	d	770,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Rockwood Retirement
Communities Program) (LOC;
Wells Fargo Bank)	0.34	12/1/09	775,000	d	775,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Local 82 - J.A.T.C.
Educational Development Trust
Project) (LOC; U.S. Bank NA)	0.34	12/1/09	950,000	d	950,000
Total Short-Term Municipal Investments
(cost $111,798,162)					111,815,900

Total Investments (cost $739,524,343)			104.7%		749,491,560
Liabilities, Less Cash and Receivables			(4.7%)		(33,576,797)
Net Assets			100.0%		715,914,763

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Subject to interest rate change on November 1, 2011.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $739,524,343. Net unrealized appreciation on investments was $9,967,217 of which $10,448,406 related to appreciated investment securities and $481,189 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency

SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2009 (Unaudited)
		Market Value		Unrealized
BNY Mellon National Short-Term		Covered by		(Depreciation)
Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 11/30/2009	($)
Financial Futures Short
U.S. Treasury 5 Years Note	100	(11,846,094)	December 2009	(186,719)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	749,491,560	-	749,491,560
Liabilities ($)
Other Financial Instruments+	(186,719)	-	-	(186,719)

+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.1%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000		2,242,825
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,417,890
Arizona--.2%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000		1,210,286
California--6.2%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	a	1,462,275
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000	b	1,619,580
California,
GO	5.50	6/1/20	110,000		112,071
California,
GO	5.50	11/1/33	6,300,000		6,217,218
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000		1,075,940
California,
GO (Various Purpose)	6.00	4/1/38	5,000,000		5,103,350
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000	b	1,048,137
Foothill/Eastern Transportation
Corridor Agency, Toll Road

Revenue	5.75	1/15/40	2,000,000		1,845,120
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000		5,932,560
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/29	2,000,000		1,953,840
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	2,000,000		1,932,120
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	3,885,000		3,353,571
Colorado--1.1%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	5,000,000	b,c	5,418,900
Florida--.5%
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	3,000,000	a	2,808,960
Georgia--.5%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	4/1/11	2,500,000		2,594,000
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		341,096
Michigan--1.3%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000		2,167,600
Michigan Tobacco Settlement

Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,225,000	4,511,631
Missouri--.1%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.40	9/1/29	250,000	262,750
New Jersey--1.5%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/21	2,000,000	2,325,620
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	2,000,000	2,326,700
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	3,580,000	3,216,666
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,587,660
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,527,540
Ohio--1.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,590,000	2,202,432
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,623,300
Pennsylvania--68.0%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh

Medical Center)	5.00	6/15/14	5,000,000		5,403,900
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.38	3/1/11	2,500,000		2,643,075
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	3/1/14	2,500,000		2,632,750
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	3/1/16	1,360,000		1,418,942
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000		2,726,758
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	6,860,000		7,131,519
Allentown School District,
GO	5.00	2/15/22	5,875,000		6,300,996
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000		5,805,800
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000		2,110,360
Blair County,
GO (Insured; AMBAC)	5.38	8/1/15	1,880,000		2,145,512
Blair County,
GO (Insured; AMBAC)	5.38	8/1/16	1,980,000		2,264,566
Central Bucks School District,
GO	5.00	5/15/23	5,000,000		5,569,700
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000	c	6,366,150

Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000	c	2,097,810
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.50	2/1/16	3,100,000	c	4,074,919
Central York School District,
GO (Insured; FGIC)
(Prerefunded)	5.50	6/1/12	80,000	c	89,379
Chester County,
GO	5.00	8/15/18	4,545,000		5,126,215
Chester County,
GO	5.00	7/15/25	5,000,000		5,631,700
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/21	5,000,000		5,461,400
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/15/14	1,485,000	c	1,742,454
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/15/14	6,515,000	c	7,644,506
Delaware County Authority,
College Revenue (Haverford
College)	5.88	11/15/21	1,500,000		1,579,260
Delaware County Authority,
College Revenue (Haverford
College)	5.75	11/15/25	3,000,000		3,149,010
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000		2,229,331
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/17	1,485,000		1,700,399
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,354,775

East Stroudsburg Area School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	7.50	9/1/16	2,500,000	c	3,338,425
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000		1,251,030
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000		3,671,280
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/22	3,000,000		3,654,540
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,543,020
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		1,925,065
Kennett Consolidated School
District, GO (Insured; FGIC)
(Prerefunded)	5.50	2/15/12	1,310,000	c	1,444,485
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/09	4,230,000		4,237,910
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/10	2,000,000		2,079,140
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000		1,957,314
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	3,255,000		3,491,118
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities

Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	4.75	2/15/27	2,000,000		1,965,260
Lower Merion School District,
GO	5.00	9/1/22	2,980,000		3,346,659
Lower Merion School District,
GO	5.00	5/15/29	5,000,000		5,206,650
Montgomery County,
GO	5.00	12/15/17	2,025,000		2,419,713
Muhlenberg School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/15	1,000,000		1,095,590
Owen J. Roberts School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	8/15/12	1,440,000	c	1,619,755
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/14	3,110,000		3,615,562
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/16	1,490,000		1,751,868
Pennsylvania,
GO	5.25	2/1/11	5,000,000		5,280,250
Pennsylvania,
GO	5.00	7/1/20	10,000,000		11,693,400
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	7.00	11/1/10	1,000,000		1,026,680
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000		5,096,550
Pennsylvania Higher Educational
Facilities Authority, College
Revenue (Lafayette College
Project)	6.00	5/1/30	5,000,000		5,063,300
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (Allegheny

Delaware Valley Obligated
Group Project) (Insured;
National Public Finance
Guarantee Corp.)	5.60	11/15/10	2,000,000		1,981,100
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000		3,320,520
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000		2,123,122
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	5,090,000		5,991,185
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000		1,920,830
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000		1,673,773
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Scranton)
(Insured; AMBAC) (Prerefunded)	5.75	5/1/11	1,690,000	c	1,816,716
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000		1,618,014
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	2,500,000		2,569,050
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/12	3,000,000		3,039,990
Pennsylvania Housing Finance
Agency, SFMR	5.45	10/1/10	3,025,000		3,031,443

Pennsylvania Housing Finance
Agency, SFMR	5.50	10/1/11	1,325,000		1,327,332
Pennsylvania Housing Finance
Agency, SFMR	5.55	10/1/12	325,000		335,085
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000		5,837,184
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	12/1/13	2,500,000	c	2,894,325
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	5,000,000		5,645,200
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	5,000,000		5,652,150
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000		1,617,780
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000		5,048,450
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/11	2,510,000		2,711,653
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/12	2,000,000		2,212,140
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000		5,167,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	1,500,000		1,655,280
Philadelphia,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/17	12,500,000		14,097,625
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000		11,051,100
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000		5,499,150
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/20	3,380,000		3,391,492
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	3,150,000		3,083,409
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000		5,474,250
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.75	2/1/11	4,000,000		4,240,880
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	2/1/12	1,770,000	c	1,952,629
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	2/1/12	1,310,000	c	1,445,166
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000		4,714,800
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000		1,181,270
Pocono Mountain School District,
GO (Insured; Assured Guaranty

Municipal Corp.)	5.00	9/1/22	5,270,000		5,660,402
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000		1,012,670
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/10	3,035,000		3,057,580
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/11	3,195,000		3,217,940
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC) (Prerefunded)	5.00	11/15/14	1,265,000	c	1,475,800
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	5,000,000	c	5,677,100
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.25	4/1/17	840,000		931,333
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	4/1/13	195,000	c	220,919
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000		5,343,540
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000		4,401,770

Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,290,000		1,908,326
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000		1,105,690
Twin Valley School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	10/1/15	1,000,000	c	1,189,680
University of Pittsburgh of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		2,922,300
Upper Darby School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/18	2,870,000		3,105,484
Upper Merion Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	2/15/19	1,165,000		1,268,627
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,188,631
Wilson School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.38	5/15/12	1,785,000	c	1,985,759
Wilson School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.38	5/15/12	1,500,000	c	1,668,705
York County,
GO (Insured; AMBAC)	5.00	6/1/17	1,100,000		1,231,021
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000		1,155,470
South Carolina--.4%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000		2,287,180
Texas--.4%

Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	2,000,000	2,010,360
U.S. Related--13.3%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,014,900
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	4,090,000	4,038,998
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	9,545,000	10,110,064
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	7,500,000	8,025,525
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/20	4,000,000	4,208,040
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	7,875,000	8,662,736
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	6,000,000	6,594,360
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,290,000	2,481,467
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,160,020
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,150,690
Puerto Rico Highways and
Transportation Authority,

Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/13	1,500,000		1,592,430
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,000,000		4,278,560
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/10	4,000,000		4,074,720
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000		4,858,500
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	b	744,890
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000		1,540,815
Total Long-Term Municipal Investments
(cost $481,479,855)					497,502,333
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.1%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.6%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.25	12/1/09	600,000	d	600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.25	12/1/09	950,000	d	950,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.25	12/1/09	600,000	d	600,000

Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.25	12/1/09	485,000	d	485,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.25	12/1/09	400,000	d	400,000
Massachusetts--.1%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.25	12/1/09	700,000	d	700,000
Nebraska--.1%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish
Banks)	0.30	12/1/09	500,000	d	500,000
New Jersey--.3%
New Jersey Economic Development
Authority, Gas Facilities
Revenue (NUI Corporation
Project) (LOC; Bank of America)	0.28	12/1/09	1,500,000	d	1,500,000
Pennsylvania--1.0%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.24	12/1/09	3,130,000	d	3,130,000
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.22	12/1/09	200,000	d	200,000
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; Wachovia Bank)	0.22	12/1/09	1,000,000	d	1,000,000

Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.28	12/1/09	200,000	d	200,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (LOC; Bank of
America)	0.24	12/1/09	300,000	d	300,000
Total Short-Term Municipal Investments
(cost $10,565,000)					10,565,000
Total Investments (cost $492,044,855)			98.9%		508,067,333
Cash and Receivables (Net)			1.1%		5,880,891
Net Assets			100.0%		513,948,224

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value at $4,271,235 or 0.8% of net assets.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $492,044,855. Net unrealized appreciation on investments was $16,022,478 of which $21,444,577 related to appreciated investment securities and $5,422,099 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2009 (Unaudited)
		Market Value		Unrealized
BNY Mellon Pennsylvania		Covered by		(Depreciation)
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 11/30/2009 ($)

Financial Futures Short
U.S. Treasury 10 Year Note	105	(12,723,047)	December 2009	(385,547)
U.S. Treasury Long Bond	116	(14,307,875)	December 2009	(492,094)

Gross Unrealized Depreciation				(877,641)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	508,067,333	-	508,067,333
Liabilities ($)
Other Financial Instruments+	(877,641)	-	-	(877,641)

+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.6%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--88.2%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,412,101
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,343,886
Bellingham,
GO (Insured; AMBAC)	5.38	3/1/14	1,685,000	1,799,142
Boston,
GO	5.00	3/1/21	2,000,000	2,251,120
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,359,700
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,768,950
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/19	2,170,000	2,375,282
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/23	3,920,000	4,198,163
Boston Water and Sewer Commission,
System Revenue	9.25	1/1/11	100,000	105,161
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,549,090
Burlington,
GO	5.25	2/1/12	200,000	219,880
Burlington,
GO	5.25	2/1/13	250,000	283,632
Cambridge,
GO (Municipal Purpose Loan)	5.00	12/15/11	510,000	556,109
Cohasset,
GO	5.00	6/15/22	895,000	975,299
Cohasset,

GO	5.00	6/15/23	895,000		955,600
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000		1,432,612
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000		1,860,403
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000		578,089
Hingham,
GO (Municipal Purpose Loan)	5.38	4/1/17	1,645,000		1,802,246
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000		711,711
Ipswich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/14	500,000		582,095
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/20	505,000		559,489
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000		579,631
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000		637,907
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000		627,506
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000		1,574,411
Marblehead,
GO	5.00	8/15/18	1,340,000		1,494,757
Marblehead,
GO	5.00	8/15/22	1,750,000		1,911,787
Mashpee,
GO (Insured; FGIC)
(Prerefunded)	5.63	11/15/10	500,000	a	530,695
Massachusetts,

Consolidated Loan	5.50	11/1/16	1,000,000		1,197,590
Massachusetts,
Consolidated Loan	5.00	8/1/20	4,000,000		4,548,960
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/22	5,825,000		6,546,834
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	1/1/13	5,000,000	a	5,596,300
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000		1,247,237
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/12	1,300,000		1,426,282
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/12	2,850,000		3,217,280
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	420,000	a	462,790
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	1,580,000	a	1,740,970
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	11/1/12	2,000,000	a	2,233,020
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	10/1/13	2,600,000	a	2,958,436
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	10/1/13	10,000,000	a	11,378,600
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,500,000	a	1,753,365
Massachusetts,

Consolidated Loan (Prerefunded)	5.00	3/1/15	1,800,000	a	2,098,116
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	8/1/16	1,000,000	a	1,182,170
Massachusetts,
Federal Highway, GAN (Insured;
Assured Guaranty Municipal
Corp.)	5.75	6/15/12	2,500,000		2,634,025
Massachusetts,
Federal Highway, GAN (Insured;
Assured Guaranty Municipal
Corp.)	5.13	12/15/12	1,500,000		1,505,490
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	5,225,000		6,304,172
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/22	2,275,000		2,689,323
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	5,000,000		5,924,300
Massachusetts,
GO (Insured; XLCA)	4.98	12/1/12	2,470,000	b	2,441,496
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)
(Prerefunded)	5.25	1/1/14	2,500,000	a	2,863,250
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	4.48	1/1/16	3,540,000	b	3,406,931
Massachusetts,
Special Obligation Revenue	5.38	6/1/11	6,350,000		6,800,533
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000		1,142,990
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/11	165,000		169,839
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,699,080
Massachusetts Bay Transportation
Authority, Assessment Revenue

(Prerefunded)	5.25	7/1/14	1,045,000	a	1,228,941
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,000,000	a	1,176,020
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/15	5,000,000	a	5,900,500
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/15	1,000,000		1,161,150
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000		4,065,355
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000		2,983,750
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,515,000		2,982,614
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000		2,371,860
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000		2,888,517
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	3,415,000		4,059,376
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000		1,073,750
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)
(Prerefunded)	5.00	9/1/11	500,000	a	538,555
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000		1,471,624

Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,535,188
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,055,720
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,017,720
Massachusetts Development Finance
Agency, Revenue (Belmont Hill
School Issue)	4.50	9/1/36	1,380,000	1,238,798
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,108,990
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/19	1,000,000	1,112,990
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	1,958,472
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	1,000,000	1,068,300
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	498,327
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	943,530
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	841,910
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/24	2,750,000	2,903,258

Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	1,000,000		1,041,960
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.50	1/1/10	395,000	a	401,083
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.38	7/1/13	1,000,000	a	1,192,440
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/19	1,000,000		1,062,760
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000		930,820
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	6.90	12/1/09	2,750,000	c	2,753,025
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000		2,123,840
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000		1,042,050
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/10	365,000		365,719
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000		3,262,318
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston

College Issue)	5.13	6/1/37	2,000,000	2,027,800
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,027,770
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000	1,006,820
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	2,933,178
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,125,240
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,481,375
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	8/1/22	2,000,000	2,038,940
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	1,039,410
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	2,000,000	2,221,580
Massachusetts Health and

Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,656,628
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,045,830
Massachusetts Health and
Educational Facilities
Authority, Revenue (Jordan
Hospital Issue)	5.00	10/1/10	500,000	501,430
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,500,000	1,877,220
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	8,335,000	9,972,244
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	2,000,000	2,099,640
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	507,115
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	447,555
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,500,000	1,545,375
Massachusetts Health and
Educational Facilities
Authority, Revenue

(Northeastern University Issue)	5.00	10/1/12	975,000	1,047,686
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,189,600
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/13	1,595,000	1,614,650
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/14	1,460,000	1,568,668
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,100,604
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,656,195
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.13	7/1/19	1,000,000	1,010,820
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,317,165
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/21	2,325,000	2,401,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	265,035
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,350,000	2,366,944

Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	1,158,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	1,997,244
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,642,080
Massachusetts Health and
Educational Facilities
Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/29	1,400,000	1,409,478
Massachusetts Health and
Educational Facilities
Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/39	1,500,000	1,424,505
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,172,010
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,114,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	2/15/36	1,000,000	1,009,570
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	1,000,000	1,066,480
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass

Memorial Issue)	5.25	7/1/25	2,000,000		1,943,940
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000		873,470
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000		1,054,770
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue) (Prerefunded)	6.75	7/1/10	1,505,000	a	1,576,126
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	905,000		924,485
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000		194,912
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,575,000		1,580,560
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	500,000		500,495
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000		1,250,500
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000		2,150,460
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000		5,293,600
Massachusetts Municipal Wholesale

Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/11	120,000	126,346
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/10	1,635,000	1,668,583
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,781,190
Massachusetts Port Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/1/14	1,265,000	1,280,079
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,147,122
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,450,080
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/15	1,900,000	2,207,439
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/18	5,000,000	5,658,650
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/21	2,000,000	2,177,000
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000	5,852,750
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	8/1/13	25,000	26,105

Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	2/1/14	1,105,000		1,187,709
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/14	30,000		30,424
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	170,000		196,421
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000		82,681
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000		2,942,074
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	2,000,000		2,047,760
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/11	335,000	a	360,279
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,910,000	a	4,308,351
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/14	1,330,000	a	1,559,398
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue	5.00	8/1/18	5,000,000		5,888,950
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		157,063
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000		547,900
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000		195,989
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,500,000		2,918,475

Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/39	1,000,000	1,036,010
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	8/1/11	100,000	108,076
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/18	500,000	593,400
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/14	1,000,000	1,195,690
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,500,000	1,711,755
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,000,000	1,118,130
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,500,000	2,747,450
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,147,210
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,420,095
Milton,
GO School Bonds	5.00	3/1/23	500,000	541,415
Milton,
GO School Bonds	5.00	3/1/24	500,000	539,210
Milton,
GO School Bonds	5.00	3/1/25	500,000	537,215
Northampton,

GO (Insured; National Public
Finance Guarantee Corp.)	5.13	10/15/16	1,985,000	2,224,907
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,093,540
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	4.50	8/1/13	695,000	767,037
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,042,685
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/12	1,000,000	1,092,820
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	4/15/14	500,000	548,710
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,139,938
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	511,344
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,245,054
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,302,517
University of Massachusetts
Building Authority, Revenue	6.88	5/1/14	1,500,000	1,751,295
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,108,900
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/17	1,000,000	1,095,480
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	673,400
Worcester,
GO (Municipal Purpose Loan)

(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/10	755,000	778,941
U.S. Related--9.4%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,014,900
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.15	5/15/11	250,000	266,267
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	300,000	330,297
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,329,724
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/14	2,500,000	2,631,125
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,491,735
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/15	1,350,000	1,505,817
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	1,050,000	1,114,229
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	500,000	535,035
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,210,716
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,050,910
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,375,955

Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000		3,150,690
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000		2,141,500
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000		1,044,990
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	4,000,000		4,091,840
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000		3,504,945
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000		1,985,429
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000		1,603,072
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000		2,234,304
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	d	744,890
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000		1,540,815
Total Long-Term Municipal Investments
(cost $373,469,124)					391,768,532
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity

Facility; Dexia Credit Locale)	0.25	12/1/09	1,700,000	e	1,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.22	12/1/09	200,000	e	200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.20	12/1/09	2,000,000	e	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (LOC; Bank of America)	0.22	12/1/09	1,000,000	e	1,000,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.18	12/1/09	500,000	e	500,000
Total Short-Term Municipal Investments
(cost $5,400,000)					5,400,000
Total Investments (cost $378,869,124)			98.9%		397,168,532
Cash and Receivables (Net)			1.1%		4,369,016
Net Assets			100.0%		401,537,548

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Purchased on a delayed delivery basis.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $378,869,124. Net unrealized appreciation on investments was $18,299,408 of which $19,855,426 related to appreciated investment securities and $1,556,018 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2009 (Unaudited)
		Market Value		Unrealized
BNY Mellon Massachusetts		Covered by		(Depreciation)
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 11/30/2009 ($)
Financial Futures Short
U.S. Treasury 10 Years Notes	85	(10,299,609)	December 2009	(312,109)
U.S. Treasury Long Bond	88	(10,854,250)	December 2009	(373,313)

Gross Unrealized Depreciation				(685,422)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	397,168,532	-	397,168,532
Liabilities ($)
Other Financial Instruments+	(685,422)	-	-	(685,422)

+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.8%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--.2%
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/32	500,000	433,580
New York--88.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,628,500
Battery Park City Authority,
Senior Revenue	5.25	11/1/22	1,000,000	1,107,010
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,788,750
Katonah-Lewisboro Union Free
School District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/15	1,000,000	1,168,150
Long Island Power Authority,
Electric System General Revenue	5.25	6/1/14	2,000,000	2,256,020
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.00	5/1/12	850,000	904,833
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,090,700
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	11/15/15	2,000,000	2,120,740

Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000	a	990,860
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000		1,109,830
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000		1,109,210
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000		1,659,390
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000		1,645,110
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/16	1,000,000		1,151,030
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000		1,107,010
New York City,
GO	5.00	8/1/17	2,835,000		3,197,568
New York City,
GO	5.00	8/1/18	1,000,000		1,097,970
New York City,
GO	5.25	9/1/20	1,000,000		1,112,320
New York City,
GO	5.13	12/1/22	1,000,000		1,080,660
New York City,
GO	5.25	9/1/23	1,000,000		1,092,250
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/18	1,000,000		1,082,810
New York City Industrial
Development Agency, PILOT

Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000		554,590
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,000,000		1,149,090
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000		1,075,700
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/29	1,000,000		1,038,790
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,275,000		1,401,289
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000		2,790,025
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000		1,688,886
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000		1,791,850
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.38	2/1/11	1,000,000	b	1,068,560
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	2/15/14	1,000,000		1,092,290
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	1,755,000		1,956,404
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000		2,022,527

New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000	1,163,410
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	1,850,000	1,933,731
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	3,750,000	3,894,112
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000	1,258,847
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000	1,050,200
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,850,000	1,937,505
New York Local Government
Assistance Corporation, Revenue	5.00	4/1/18	2,500,000	2,836,650
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/13	2,000,000	2,256,540
New York State,
GO	5.00	4/15/14	1,000,000	1,119,380
New York State,
GO	5.25	3/15/15	2,750,000	2,897,923
New York State,
GO	5.00	3/1/19	1,000,000	1,123,350
New York State,
GO	5.00	2/15/26	2,600,000	2,836,132
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	1,090,900
New York State Dormitory

Authority, Consolidated
Revenue (City University
System) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/18	2,370,000		2,627,548
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)
(Prerefunded)	5.38	5/15/13	1,000,000	b	1,150,780
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000		1,084,460
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/12	1,000,000		1,106,870
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000		1,727,370
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/38	500,000		527,645
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	405,000		421,613
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/11	1,000,000		1,066,060
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	3,250,000		3,408,958
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	1,725,000		1,725,983
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.13	7/1/39	5,000,000		4,950,900

New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,500,000	c	2,605,025
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000		1,585,080
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.00	7/1/13	500,000		506,395
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/15	500,000		562,060
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.88	5/15/11	1,500,000		1,605,420
New York State Dormitory
Authority, Revenue (The New
York Public Library) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/10	600,000	a	598,704
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000		1,132,110
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	5,000,000		5,190,750
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000		780,354
New York State Dormitory
Authority, Secured HR (The
Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000		1,087,350
New York State Dormitory
Authority, State Personal

Income Tax Revenue (Education)	5.00	3/15/16	1,000,000	1,106,640
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,105,190
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,500,000	1,627,140
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/12	390,000	391,533
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/14	1,500,000	1,747,860
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.38	6/15/15	1,000,000	1,109,410
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/17	1,000,000	1,098,330
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/19	775,000	839,922
New York State Environmental
Facilities Corporation, State
Water Pollution Control

Revolving Fund Revenue (New
York City Municipal Water
Finance Authority Project)	7.00	6/15/12	150,000		150,804
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (Pooled
Loan Issue)	7.20	3/15/11	5,000		5,029
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	440,000		440,810
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.10	10/1/17	1,000,000		1,010,920
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	1,000,000		1,002,780
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000		1,070,420
New York State Power Authority,
Revenue (Prerefunded)	5.00	11/15/12	2,500,000	b	2,806,375
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000		1,067,380
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	10/1/11	1,000,000	b	1,086,410
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/14	1,000,000		1,089,010
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000		2,116,360
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	4.75	4/1/13	1,000,000	b	1,107,590

New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	1,115,000		1,119,493
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000		2,556,664
Onondaga County,
GO	5.00	5/1/17	1,150,000		1,256,111
Onondaga County,
GO (Prerefunded)	5.00	5/1/12	350,000	b	386,239
Orange County,
GO	5.00	7/15/19	1,000,000		1,107,750
Orange County,
GO	5.00	7/15/20	1,000,000		1,095,570
Port Authority of New York and New
Jersey (Consolidated Bonds,
125th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/15/19	2,000,000		2,174,620
Port Authority of New York and New
Jersey (Consolidated Bonds,
128th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/18	1,000,000		1,098,610
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/19	1,000,000		1,095,430
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000		1,083,900
Rockland County,
GO (Various Purpose)	5.00	10/1/15	500,000		537,720
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000		1,538,436
Suffolk County,
Public Improvement GO

(Insured; FGIC)	5.00	10/1/13	750,000		780,090
Suffolk County Water Authority,
Water System Revenue (Insured;
National Public Finance
Guarantee Corp.)	4.00	6/1/14	1,000,000		1,090,820
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/12	2,000,000		2,184,140
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	785,000		831,715
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	1/1/16	1,000,000		1,073,720
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	b	1,208,020
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000		1,169,740
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/16	2,000,000		2,212,660
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/17	775,000		856,220
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000		2,045,240
Westchester County,
GO	4.00	11/15/15	1,000,000		1,104,800
Westchester County Health Care
Corporation, Subordinate Lien
Revenue	5.13	11/1/15	1,100,000		1,141,019
U.S. Related--5.0%
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,000,000		1,067,380
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;

National Public Finance
Guarantee Corp.)	6.00	7/1/11	1,000,000		1,022,960
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000	b	1,109,450
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		269,363
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000		278,073
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	730,000	b	834,032
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	740,000	b	845,457
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	d	744,890
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	2,000,000	a	412,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000		2,568,025
Total Long-Term Municipal Investments
(cost $163,009,953)					172,295,467
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.7%	Rate (%)	Date	Amount ($)		Value ($)
New York;

Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; State Street
Bank and Trust Co.)	0.21	12/1/09	1,300,000	e	1,300,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; BNP Paribas)	0.24	12/1/09	700,000	e	700,000
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	0.21	12/1/09	900,000	e	900,000
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.24	12/1/09	800,000	e	800,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.21	12/1/09	1,500,000	e	1,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.21	12/1/09	500,000	e	500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.21	12/1/09	3,500,000	e	3,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.21	12/1/09	1,400,000	e	1,400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.21	12/1/09	300,000	e	300,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	0.21	12/1/09	700,000	e	700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.24	12/1/09	500,000	e	500,000
New York City Transitional Finance

Authority, Future Tax Secured
Revenue (Liquidity Facility;
Bayerische Landesbank)	0.22	12/1/09	100,000	e	100,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.21	12/1/09	100,000	e	100,000
Total Short-Term Municipal Investments
(cost $12,300,000)					12,300,000
Total Investments (cost $175,309,953)			100.5%		184,595,467
Liabilities, Less Cash and Receivables			(.5%)		(905,894)
Net Assets			100.0%		183,689,573

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Purchased on a delayed delivery basis.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $175,309,953. Net unrealized appreciation on investments was $9,285,514 of which $9,331,804 related to appreciated investment securities and $46,290 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation

CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	184,595,467	-	184,595,467

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--90.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--4.0%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	5,000,000 a	4,982,700
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/33	1,100,000 a	1,258,587
Arizona--.6%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000 a	860,415
California--24.3%
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,075,940
California,
GO (Various Purpose)	6.00	4/1/38	2,250,000	2,296,507
California Educational Facilities
Authority, Revenue (California
Institute of Technology)	5.00	11/1/39	2,500,000 a	2,643,125
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	1,000,000 a	1,052,260
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/39	2,500,000 a	2,628,800
California Health Facilities

Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/39	1,000,000	902,870
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	500,000	556,020
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.25	2/1/39	3,000,000	3,168,570
California Public Works Board,
LR (Various Capital Projects)	5.75	10/1/30	3,000,000	2,939,130
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,500,000	2,681,275
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/19	2,000,000	2,102,360
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	990,000	854,578
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000 a	983,450
M-S-R Energy Authority,
Gas Revenue	7.00	11/1/34	3,730,000	4,116,055
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/32	6,500,000 a,b	1,551,615
Northern California Gas Authority
Number 1, Gas Project Revenue	0.91	7/1/27	660,000 c	476,520
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	3,000,000	3,213,690
San Diego Regional Building

Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000	2,039,740
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000 a,b	1,753,960
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000	1,021,350
Colorado--1.4%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000	549,940
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000	1,052,480
Northern Colorado Water
Conservancy District Building
Corporation, COP (Lease
Purchase Agreement) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	500,000	537,600
Florida--3.8%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,500,000	1,614,750
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000	1,123,400
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000 a	619,032
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/12	500,000 a	541,400

Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000	2,027,240
Georgia--2.7%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000	1,181,220
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	2,000,000	1,866,120
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	1,000,000	1,156,750
Hawaii--2.1%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	3,000,000	3,202,590
Illinois--.7%
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000 a	1,055,820
Kentucky--.4%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	500,000	554,895
Louisiana--5.0%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	4,000,000	4,502,880
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000	1,056,650
New Orleans Aviation Board,
Revenue (Insured; Assured

Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,266,280
Maryland--1.5%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000	2,316,740
Massachusetts--8.9%
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,123,840
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.50	5/1/14	1,000,000	1,051,490
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	4,000,000 a	4,443,160
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/25	2,305,000	2,439,796
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000 a	579,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000 a	2,189,440
Massachusetts Housing Finance
Agency, SFHR	6.00	12/1/37	1,000,000	1,044,510
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000	50,665
Michigan--.6%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000	962,188

Minnesota--.7%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000	1,130,810
Mississippi--.3%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Northrop Grumman
Ship Systems, Inc. Project)	4.55	12/1/28	500,000	447,370
Missouri--1.2%
Bi-State Development Agency of the
Missouri-Illinois Metropolitan
District, Mass Transit Sales
Tax Appropriation Revenue
(Metrolink Cross County
Extension Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.50	10/1/28	1,000,000	978,800
Cape Girardeau County Industrial
Development Authority, Health
Facilities Revenue (Saint
Francis Medical Center)	5.50	6/1/34	385,000	378,390
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	5.38	3/15/39	500,000 a	541,655
New Jersey--2.1%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000	1,034,880
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	2,000,000	2,251,960
New York--8.1%
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	500,000	572,650
New York City,
GO	6.00	10/15/23	500,000	580,550

New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000	554,590
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,300,000	1,493,817
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,000,000	1,099,050
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	1,500,000	1,611,795
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/34	3,000,000 a,d	3,082,680
New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,500,000 a,d	2,605,025
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000 a	1,105,190
North Carolina--4.8%
JPMorgan Chase Bank
Putters/Drivers Trust (North
Carolina, GO)	17.43	3/1/17	1,250,000 e	2,183,250
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	2,500,000	2,558,550
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/19	250,000	277,703
North Carolina Eastern Municipal
Power Agency, Power System

Revenue (Insured; FGIC)	5.50	1/1/17	500,000	500,665
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.50	10/1/34	1,890,000 a	1,941,881
Ohio--.7%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000	1,091,310
Oregon--1.3%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000 a	2,089,800
Texas--2.5%
Dallas,
GO	5.00	2/15/27	515,000	560,284
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000 a	1,110,080
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	1,000,000	1,133,480
Houston,
Airport System Senior Lien
Revenue	5.50	7/1/39	1,000,000	1,036,280
Washington--3.3%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/39	5,000,000	5,224,200
Wisconsin--3.1%
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000	1,097,700
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000	1,610,430

Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000	1,097,980
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	1,000,000	1,092,410
U.S. Related--6.2%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	1,000,000	1,020,580
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000	788,183
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/16	1,000,000 f	744,890
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	5,000,000 b	1,031,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,870,000	3,975,303
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000	2,102,580
Total Long-Term Municipal Investments
(cost $129,940,633)				141,008,154
Short-Term Municipal	Coupon	Maturity	Principal
Investments--12.1%	Rate (%)	Date	Amount ($)	Value ($)
California--.3%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Jewish Home of San
Francisco Project) (LOC;
Allied Irish Banks)	0.25	12/1/09	400,000 g	400,000
Colorado--5.6%
Colorado Educational and Cultural
Facilities Authority, Revenue

(National Jewish Federation
Bond Program - Four Community
Hillel House) (LOC; JPMorgan
Chase Bank)	0.24	12/1/09	200,000 a,g	200,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.24	12/1/09	900,000 a,g	900,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.24	12/1/09	1,600,000 a,g	1,600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.24	12/1/09	1,100,000 a,g	1,100,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.24	12/1/09	1,700,000 a,g	1,700,000
Colorado School of Mines Board of
Trustees, Enterprise
Improvement Revenue (LOC;
Dexia Credit Locale)	0.26	12/1/09	3,200,000 a,g	3,200,000
Florida--.6%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.28	12/1/09	1,000,000 g	1,000,000
Massachusetts--2.2%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.25	12/1/09	200,000 g	200,000
Massachusetts,
Consolidated Loan (LOC; Bank

of America)	0.24	12/1/09	3,300,000 g	3,300,000
Nebraska--1.0%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish
Banks)	0.30	12/1/09	1,100,000 g	1,100,000
Sarpy County Hospital Authority
Number 1, Health Facilities
Revenue (Immanuel Health
Systems - Trinity Village
Project) (LOC; Allied Irish
Banks)	0.30	12/1/09	500,000 g	500,000
New Hampshire--.3%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.24	12/1/09	400,000 a,g	400,000
Oregon--.9%
Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	0.25	12/1/09	1,415,000 g	1,415,000
Pennsylvania--1.0%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.24	12/1/09	1,500,000 g	1,500,000
Tennessee--.2%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.24	12/1/09	300,000 g	300,000
Total Short-Term Municipal Investments
(cost $18,815,000)				18,815,000
Total Investments (cost $148,755,633)			102.4%	159,823,154

Liabilities, Less Cash and Receivables	(2.4%)	(3,812,220)
Net Assets	100.0%	156,010,934

a	At November 30, 2009, the fund had $48,719,135 or 31.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate security--interest rate subject to periodic change.
d	Purchased on a delayed delivery basis.
e

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value of $2,183,250 or 1.4% of net assets.

f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $148,755,633. Net unrealized appreciation on investments was $11,067,521 of which $11,213,744 related to appreciated investment securities and $146,223 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	159,823,154	-	159,823,154
Liabilities ($)
Other Financial Instruments+	(564,844)	-	-	(564,844)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

STATEMENT OF FINANCIAL FUTURES
November 30, 2009 (Unaudited)
		Market Value		Unrealized
BNY Mellon		Covered by		(Depreciation)
Municipal Opportunities Fund	Contracts	Contracts ($)	Expiration	at 11/30/2009 ($)
Financial Futures Short
U.S. Treasury 10 Year Note	50	(6,058,594)	December 2009	(140,625)
U.S. Treasury Long Bond	100	(12,334,375)	December 2009	(424,219)
Gross Unrealized Depreciation				(564,844)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Fund
November 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--35.9%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Certificates--.1%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	355,952	361,137
Asset-Backed Ctfs./Auto Receivables--.9%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	735,000	759,448
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	71,631	73,213
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	440,000	458,810
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	785,013	797,823
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	420,000	426,566
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	470,000	492,339
				3,008,199
Banks--1.4%
Bank of America,
Sub. Notes	5.49	3/15/19	1,000,000	950,000
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	1,000,000	1,038,697
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	472,951
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	600,000	619,506
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	535,000	586,965
Morgan Stanley,
Sub. Notes	4.75	4/1/14	730,000	743,524
PNC Funding,

Bank Gtd. Notes	4.50	3/10/10	275,000	277,158
				4,688,801
Commercial & Professional Services--.2%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	660,000 a	641,737
Commercial Mortgage Pass-Through Ctfs.--.6%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	455,000	457,659
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	585,000 b	588,143
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	705,000	703,493
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	315,000	318,450
				2,067,745
Diversified Financial Services--1.8%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	915,000	1,017,141
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	328,000 a	309,458
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	410,000 a	386,823
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	840,000	877,212
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	710,000	786,239
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	795,000	830,526
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	740,000 c	769,910
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	435,000	489,491
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	520,000	556,858

				6,023,658
Food & Beverages--.2%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	435,000	477,492
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	195,000	213,651
				691,143
Foreign/Governmental--.6%
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	805,000	811,758
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	825,000	885,225
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	185,000	209,050
				1,906,033
Health Care--.2%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	545,000	575,806
Industrials--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	615,000	648,226
Media & Telecommunications--1.6%
AT & T,
Sr. Unscd. Notes	5.88	8/15/12	695,000	766,810
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	465,000	523,968
Comcast,
Gtd. Notes	5.90	3/15/16	735,000	803,070
News America Holdings,
Gtd. Debs.	7.60	10/11/15	365,000	436,468
News America,
Gtd. Notes	6.15	3/1/37	250,000	251,207
Rogers Communications,
Gtd. Notes	6.38	3/1/14	530,000	595,564
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	400,000	428,840
Time Warner Cable,

Gtd. Notes	8.25	4/1/19	575,000	701,066
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	850,000	904,930
				5,411,923
Oil & Gas--.1%
Shell International Finance,
Gtd. Notes	3.25	9/22/15	250,000	257,591
Property & Casualty Insurance--.3%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	535,000	642,624
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	350,000	356,760
				999,384
Real Estate--.3%
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	750,000	800,669
State/Territory General Obligations--.4%
California
GO (Various Purpose) (Build
America Bonds)	7.30	10/1/39	1,350,000	1,346,652
Technology--.6%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	320,000	381,637
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	710,000	757,651
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	765,000	852,164
				1,991,452
Telecommunications--.1%
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	420,000	454,284
U.S. Government Agencies--3.4%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	735,000	754,155
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	1,055,000	1,088,773
Federal Farm Credit Banks,

Bonds	3.88	8/25/11	1,000,000	1,055,069
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,090,000	1,165,754
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	485,000 d	492,447
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	2.00	9/28/12	875,000 d	882,317
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	2.00	11/5/12	875,000 d	881,641
Federal Home Loan Mortgage Corp.,
Notes	3.00	4/21/14	1,215,000 d	1,224,781
Federal National Mortgage
Association, Notes	2.00	9/28/12	875,000 d	881,612
Federal National Mortgage
Association, Notes	3.00	9/16/14	530,000 d	550,782
Federal National Mortgage
Association, Notes	4.38	7/17/13	775,000 d	846,227
Federal National Mortgage
Association, Notes	5.25	3/5/14	1,500,000 d	1,519,860
				11,343,418
U.S. Government Agencies/Mortgage-Backed--13.5%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21 - 7/1/39			285,033 d	296,132
5.00%, 10/1/24 - 7/1/28			1,079,173 d	1,139,858
5.50%, 12/1/37 - 1/1/38			598,251 d	638,100
5.77%, 4/1/37			726,967 b,d	774,717
6.00%, 7/1/37 - 6/1/39			4,142,042 d	4,453,909
6.50%, 4/1/39			2,634,467 d	2,847,854
7.00%, 8/1/29 - 8/1/36			177,407 d	196,426
Federal National Mortgage Association:
4.00%, 9/1/24			1,318,141 d	1,356,724
4.50%, 3/1/23 - 6/1/39			5,237,747 d	5,426,135
4.50%, 7/1/24			1,339,804 d,e	1,406,236
5.00%, 4/1/23 - 11/1/39			4,373,232 d	4,614,427
5.50%, 7/1/35 - 3/1/38			6,365,719 d	6,789,460
5.67%, 4/1/37			720,583 b,d	763,174
5.96%, 5/1/37			913,127 b,d	970,311

6.00%, 4/1/33 - 12/1/37	3,190,905 d	3,438,769
6.03%, 8/1/37	1,631,524 b,d	1,742,178
6.50%, 10/1/36 - 12/1/37	2,620,240 d	2,835,631
7.00%, 6/1/32	111,823 d	124,216
7.50%, 7/1/32	87,338 d	99,632
Government National Mortgage Association I:
5.00%, 11/15/34 - 3/15/36	2,697,507	2,850,098
5.50%, 2/15/36	507,765	542,500
6.00%, 7/15/38	1,019,421	1,095,107
6.50%, 8/15/38	89,593	96,226
		44,497,820
U.S. Government Securities--9.4%
U.S. Treasury Bonds;
6.25%, 8/15/23	310,000 c	392,828
U.S. Treasury Inflation Protected
Securities, Bonds, 2.38%,
1/15/27	1,386,828 c,f	1,527,353
Securities, Notes, 0.63%,
4/15/13	577,294 c,f	591,276
Securities, Notes, 1.38%,
7/15/18	1,096,653 c,f	1,130,924
Securities, Notes, 2.38%,
1/15/17	1,386,828 f	1,530,170
U.S. Treasury Notes:
1.38%, 10/15/12	210,000 c	212,018
1.75%, 3/31/10	1,384,000	1,391,786
3.25%, 5/31/16	2,310,000 c	2,412,509
3.75%, 11/15/18	515,000 c	540,267
4.00%, 11/15/12	5,550,000 c	6,029,126
4.25%, 8/15/13	3,250,000	3,587,191
4.25%, 11/15/13	1,150,000 c	1,271,829
4.50%, 11/15/15	150,000 c	168,223
4.50%, 5/15/17	660,000	736,880
4.63%, 8/31/11	2,250,000 c	2,411,984
4.63%, 2/29/12	3,580,000 c	3,889,616
5.13%, 5/15/16	2,905,000 c	3,367,531
		31,191,511

Total Bonds and Notes
(cost $113,965,474)		118,907,189

Common Stocks--37.8%	Shares	Value ($)
Consumer Discretionary--3.9%
Autoliv	32,160 c	1,306,018
Gap	36,940	791,255
Home Depot	81,000	2,216,160
Hyatt Hotels, Cl. A	4,890	140,588
Limited Brands	53,760	891,878
Newell Rubbermaid	58,620	850,576
News, Cl. A	32,800	375,888
News, Cl. B	96,470 c	1,320,674
Omnicom Group	33,780	1,240,402
Target	31,730	1,477,349
Time Warner	27,513	845,199
Whirlpool	17,070 c	1,265,911
		12,721,898
Consumer Staples--4.0%
Clorox	21,240	1,280,135
Coca-Cola Enterprises	69,840	1,372,356
CVS Caremark	47,340	1,468,013
Energizer Holdings	10,710 g	603,401
Kroger	40,130	912,556
Nestle, ADR	37,930	1,798,641
PepsiCo	51,190	3,185,042
Philip Morris International	33,770	1,623,999
Unilever, ADR	30,730	907,457
		13,151,600
Energy--4.1%
Anadarko Petroleum	22,350	1,330,495
Chevron	32,070	2,502,743
ConocoPhillips	29,720	1,538,604
ENSCO International	23,130	1,017,720
Hess	28,530	1,653,599
Newfield Exploration	26,730 g	1,130,144
Occidental Petroleum	35,710	2,885,011

XTO Energy	38,070	1,615,691
		13,674,007
Exchange Traded Funds--.6%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	17,370 c	1,909,658
Financial--5.4%
Bank of America	192,060	3,044,151
BlackRock	3,774	857,000
Citigroup	260,440	1,070,408
Franklin Resources	10,800	1,166,724
Genworth Financial, Cl. A	79,350 g	854,600
Goldman Sachs Group	11,600	1,968,056
JPMorgan Chase & Co.	72,942	3,099,306
Lincoln National	41,000	939,310
MetLife	33,370	1,140,920
Morgan Stanley	53,050	1,675,319
State Street	23,860	985,418
Wells Fargo & Co.	40,280	1,129,451
		17,930,663
Health Care--5.8%
Abbott Laboratories	25,020	1,363,340
Alexion Pharmaceuticals	19,370 c,g	878,429
AmerisourceBergen	60,660	1,497,695
Amgen	32,860 g	1,851,661
CIGNA	43,140	1,383,931
Covidien	18,192	851,749
Gilead Sciences	21,840 g	1,005,732
Hospira	17,750 g	833,363
King Pharmaceuticals	70,500 g	834,015
Merck & Co.	56,383	2,041,621
Pfizer	189,580	3,444,669
Roche Holding, ADR	15,090	617,483
Teva Pharmaceutical Industries,
ADR	13,180	695,772
Universal Health Services, Cl. B	14,790	826,613
Vertex Pharmaceuticals	30,930 c,g	1,200,703
		19,326,776

Industrial--3.6%
Cummins	19,000	853,100
Dover	19,080	779,990
FedEx	15,730	1,328,399
General Electric	57,370	919,067
Norfolk Southern	37,310	1,917,734
Parker Hannifin	24,430	1,318,243
Raytheon	33,120	1,706,674
Stanley Works	12,380 c	601,297
Textron	52,780 c	1,058,239
Tyco International	41,472	1,487,600
		11,970,343
Information Technology--7.3%
Apple	15,540 g	3,106,601
BMC Software	11,740 g	454,690
Cisco Systems	114,350 g	2,675,790
EMC	83,820 g	1,410,691
Flextronics International	116,310 g	822,312
Google, Cl. A	5,070 g	2,955,810
Hewlett-Packard	49,190	2,413,261
International Business Machines	22,510	2,844,139
Microsoft	100,640	2,959,822
Motorola	134,800	1,079,748
NetApp	32,780 g	1,010,280
Sybase	25,170 c,g	1,012,841
Teradata	28,253 g	827,813
Vishay Intertechnology	94,660 g	686,285
		24,260,083
Materials--1.6%
Dow Chemical	55,390	1,538,734
E.I. du Pont de Nemours & Co.	41,980	1,451,668
Owens-Illinois	18,310 g	572,554
Vale, ADR	59,320	1,700,704
		5,263,660
Telecommunication Services--.6%
AT & T	75,837	2,043,049
Utilities--.9%

American Electric Power	23,830	767,088
Mirant	39,340 g	560,202
Sempra Energy	30,090	1,598,983
		2,926,273
Total Common Stocks
(cost $103,012,500)		125,178,010

Other Investment--26.7%
Registered Investment Company;
BNY Mellon Emerging Markets Fund	2,754,416 h	27,213,628
BNY Mellon International Fund	2,795,267 h	29,490,070
BNY Mellon Mid Cap Stock Fund	2,169,930 h	19,746,364
BNY Mellon Small Cap Stock Fund	1,071,934 h	9,325,824
Dreyfus Institutional Preferred
Plus Money Market Fund	2,554,000 i	2,554,000
Total Other Investment
(cost $102,702,504)		88,329,886

Investment of Cash Collateral for
Securities Loaned--7.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $26,116,185)	26,116,185 [i]	26,116,185

Total Investments (cost $345,796,663)	108.3%	358,531,270
Liabilities, Less Cash and Receivables	(8.3%)	(27,321,176)
Net Assets	100.0%	331,210,094

ADR - American Depository Receipts
GO - General Obligations

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value of $1,338,018 or 0.4% of net assets.
b Variable rate security--interest rate subject to periodic change.
c All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $25,447,314 and the total market value of the collateral held by the fund is $26,116,185.

d On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e Purchased on a delayed delivery basis.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Non-income producing security.
h Investment in affiliated mutual fund.
i Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $345,796,663.

Net unrealized appreciation on investments was $12,734,607 of which $31,721,690 related to appreciated investment securities and $18,987,083 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	115,419,965	-	-	115,419,965
Equity Securities - Foreign+	7,848,387	-	-	7,848,387
U.S. Treasury	-	31,191,511	-	31,191,511
Asset-Backed	-	3,369,336	-	3,369,336
Corporate Bonds	-	23,184,674	-	23,184,674
Foreign Government	-	1,906,033	-	1,906,033
Municipal Bonds	-	1,346,652	-	1,346,652
U.S. Government	-	55,841,238	-	55,841,238
Agencies/Mortgage-Backed
Commercial Mortgage-Backed	-	2,067,745	-	2,067,745
Mutual Funds/Exchange Traded	116,355,729	-	-	116,355,729
Funds

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
November 30, 2009 (Unaudited)

Commercial Paper--53.8%	Principal Amount ($)	Value ($)
Abbey National North America LLC
0.21%, 2/23/10 - 4/5/10	65,000,000	64,959,779
Allied Irish Banks
0.43% - 0.45%, 12/15/09 - 1/27/10	65,000,000 a	64,967,319
Bank of Nova Scotia
0.18%, 2/3/10	30,000,000	29,990,400
Barclays Bank PLC
0.18% - 0.24%, 2/10/10 - 3/9/10	60,000,000	59,969,750
Calyon NA
0.17% - 0.20%, 12/8/09 - 12/22/09	75,000,000	74,995,625
Danske Corp., Inc.
0.18% - 0.24%, 12/11/09 - 2/22/10	41,600,000 a	41,589,703
District of Columbia Water and Sewer Authority
0.23%, 12/8/09	27,700,000	27,700,000
Fortis Banque Luxembourg S.A.
0.29%, 1/8/10	40,000,000	39,987,756
General Electric Capital Corp.
0.08% - 0.15%, 12/1/09 - 12/8/09	75,000,000	74,998,542
Government of Denmark
0.21%, 1/13/10	16,100,000	16,095,962
ING (US) Funding LLC
0.14% - 0.18%, 12/8/09 - 12/14/09	58,000,000	57,997,266
Johns Hopkins University
0.30%, 1/12/10	12,900,000	12,900,000
JPMorgan Chase & Co.
0.13%, 12/1/09	13,998,000 a	13,998,000
Kredietbank N.A. Finance Corp.
0.15%, 12/3/09	35,000,000	34,999,708
Northwestern University
0.22%, 1/5/10 - 1/19/10	29,300,000	29,292,878
Rabobank USA Financial Corp.

0.08% - 0.09%, 12/2/09 - 12/16/09	75,000,000	74,999,042
Rutgers State University New Jersey
0.45%, 1/14/10	27,150,000	27,150,000
Salvation Army
0.18%, 12/1/09	28,000,000	28,000,000
San Diego CA Airport Authority
0.45%, 12/3/09	7,000,000	7,000,000
San Jose CA International Airport
0.40%, 12/10/09	73,000,000	72,992,700
Tennessee
0.28%, 1/12/10	22,300,000	22,300,000
Tennessee School Bond Authority
0.20%, 1/7/10	58,600,000	58,600,000
University of Houston TX
0.28%, 12/9/09	17,000,000	17,000,000
Total Commercial Paper
(cost $952,484,430)		952,484,430
Notes--46.2%
Andrew W. Mellon Foundation NY
0.33%, 12/7/09	26,050,000 b	26,050,000
Athens Clarke County GA
0.25%, 12/1/09	6,300,000 b	6,300,000
Babylon NY Industrial Development Authority
0.30%, 12/7/09	2,350,000 b	2,350,000
Baltimore MD
0.25%, 12/7/09	22,785,000 b	22,785,000
Bank of Ireland
0.34%, 12/18/09	3,000,000 b	2,998,912
Botsford MI General Hospital
0.30%, 12/1/09	4,000,000 b	4,000,000
California Educational Facilities Authority
0.65%, 12/7/09	8,160,000 b	8,160,000
California Statewide Communities Development Authority
0.27%, 12/7/09	2,260,000 b	2,260,000
Cleveland OH Airport System
0.30% - 0.45%, 12/7/09	40,655,000 b	40,655,000
Colorado Educational and Cultural Facilities Authority

0.29%, 12/7/09	64,932,000 b	64,932,000
Connecticut
2.50%, 3/1/10	8,000,000 b	8,011,054
Connecticut Housing Finance Authority
0.30%, 12/7/09	11,345,000 b	11,345,000
Denver CO
0.45% - 1.24%, 12/7/09	33,700,000 b	33,700,000
Franklin County GA Industrial Building Authority
0.25%, 12/7/09	11,000,000 b	11,000,000
Greensboro NC
0.30%, 12/7/09	5,195,000 b	5,195,000
Houston TX
0.65%, 12/7/09	34,790,000 b	34,790,000
Indiana Health and Educational Facility
0.70%, 12/7/09	48,000,000 b	48,000,000
Las Cruces NM
0.25%, 12/7/09	2,600,000 b	2,600,000
Lexington County SC
1.75%, 2/1/10	4,400,000 b	4,400,000
Los Angeles CA Community Redevelopment Agency
0.37%, 12/1/09	2,300,000 b	2,300,000
M-S-R Public Power Agency CA
0.60%, 12/7/09	12,000,000 b	12,000,000
Maine
1.19%, 6/1/10	13,335,000 b	13,335,000
Massachusetts Health and Educational Facilities Authority
0.30%, 12/7/09	12,800,000 b	12,800,000
Massachusetts Health and Educational Facilities Authority
0.30%, 12/7/09	900,000 b	900,000
Meharry Medical College TN
0.30%, 12/7/09	7,420,000 b	7,420,000
Michigan Strategic Fund
0.46%, 12/7/09	13,500,000 b	13,500,000
Minnesota Higher Education Coordinating Board
0.32%, 12/7/09	11,000,000 b	11,000,000
Mississippi Business Finance Corp.
0.57%, 12/7/09	31,000,000 b	31,000,000

Missouri Development Finance Board
0.30%, 12/7/09	7,200,000 b	7,200,000
Missouri Development Finance Board
0.30%, 12/7/09	5,400,000 b	5,400,000
Nassau County NY Industrial Development Authority
0.30%, 12/7/09	4,875,000 b	4,875,000
New Jersey Economic Development Authority
0.30%, 12/7/09	2,370,000 b	2,370,000
New York City NY Housing Development Corporation
0.30%, 12/7/09	7,730,000 b	7,730,000
New York City NY Housing Development Corporation
0.50%, 12/7/09	37,965,000 b	37,965,000
New York City NY Transitional Finance Authority
0.35%, 12/7/09	85,045,000 b	85,045,000
New York State Dormitory Authority
1.50%, 7/1/10	9,580,000 b	9,622,142
New York State Housing Finance Agency
0.27% - 0.35%, 12/7/09	3,800,000 b	3,800,000
New York State Urban Development Corporation
3.50%, 12/15/09	9,545,000	9,546,784
Northern CA Power Agency
0.44%, 12/7/09	3,065,000 b	3,065,000
Palm Bay FL
0.60%, 12/7/09	34,195,000 b	34,195,000
Philadelphia PA Authority for Industrial Development
0.30%, 12/7/09	1,840,000 b	1,840,000
Portland ME
0.63%, 12/7/09	30,200,000 b	30,200,000
Roanoke Rapids NC
0.30%, 12/7/09	11,150,000 b	11,150,000
Sacramento County CA
0.35%, 12/7/09	3,900,000 b	3,900,000
Saint Paul MN Port Authority
0.29%, 12/7/09	3,370,000 b	3,370,000
San Jose CA Financing Authority
0.25%, 12/7/09	22,885,000 b	22,885,000
Texas

0.30%, 12/7/09	81,150,000 b	81,150,000
Texas GO (Veterans Housing)
0.30%, 12/7/09	200,000 b	200,000
Tulsa OK Airports Improvement Trust
0.27%, 12/7/09	3,100,000 b	3,100,000
Virginia College Building Authority
2.50%, 2/1/10	5,395,000 b	5,399,915
Total Notes
(cost $817,795,807)		817,795,807
Total Investments (cost $1,770,280,237)	100.0%	1,770,280,237
Liabilities, Less Cash and Receivables	(.0%)	(176,608)
Net Assets	100.0%	1,770,103,629

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities amounted to $120,555,022 or 6.8% of net assets.
b Variable rate security--interest rate subject to periodic change.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,770,280,237
Level 3 - Significant Unobservable Inputs	-
Total	1,770,280,237

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Repurchase agreements: The funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred.

There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

November 30, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.1%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--1.3%
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Bank of Nova
Scotia)		0.22	12/7/09	25,000,000 a	25,000,000

Arizona--.6%
Maricopa County Industrial
Development Authority, Revenue
(Valley of the Sun YMCA) (LOC;
U.S. Bank NA)		0.20	12/7/09	7,500,000 a	7,500,000
Yavapai County Industrial
Development Authority, HR
(Northern Arizona Healthcare
System) (LOC; Banco Bilbao
Vizcaya Argentaria)		0.25	12/7/09	3,295,000 a	3,295,000

California--13.0%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)		0.23	12/1/09	20,000,000 a	20,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)		0.19	12/1/09	24,700,000 a	24,700,000
California Department of Water
Resources, Power Supply
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)		0.21	12/1/09	52,300,000 a	52,300,000
California Educational Facilities

Authority, Revenue (Loyola
Marymount University) (LOC;
Allied Irish Banks)	0.31	12/7/09	7,800,000 a	7,800,000
California Infrastructure and
Economic Development Bank,
Revenue (California Academy of
Sciences, San Francisco,
California) (LOC; Allied Irish
Banks)	0.19	12/1/09	8,000,000 a	8,000,000
California Infrastructure and
Economic Development Bank,
Revenue (The Colburn School)
(LOC; Allied Irish Banks)	0.29	12/7/09	8,990,000 a	8,990,000
California Infrastructure and
Economic Development Bank,
Revenue (The RAND Corporation)
(LOC; Bank of America)	0.23	12/1/09	14,775,000 a	14,775,000
California Infrastructure and
Economic Development Bank,
Revenue, CP (J. Paul Getty
Trust)	0.70	12/3/09	2,500,000	2,500,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One NA)	0.17	12/1/09	20,000,000 a	20,000,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One NA)	0.20	12/1/09	30,900,000 a	30,900,000
California Statewide Communities
Development Authority, Revenue
(Cathedral High School
Project) (LOC; Allied Irish
Banks)	0.28	12/7/09	19,805,000 a	19,805,000
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 105, 112, 113, 121,
130, 140, 161, 182, 184, 186,
188, 212, 213, 221, 230, 240,
250, 261, 282, 284, 286 and
288) (LOC; Bank of America)	0.20	12/1/09	6,500,000 a	6,500,000

M-S-R Public Power Agency,
Subordinate Lien Revenue (San
Juan Project) (LOC; Dexia
Credit Locale)	0.19	12/1/09	31,235,000 a	31,235,000

Colorado--2.7%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.24	12/1/09	5,320,000 a	5,320,000
Colorado School of Mines Board of
Trustees, Enterprise Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.32	12/7/09	26,540,000 a	26,540,000
Commerce City Northern
Infrastructure General
Improvement District, GO (LOC;
U.S. Bank NA)	0.27	12/7/09	6,150,000 a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO,
Refunding (LOC; U.S. Bank NA)	0.27	12/7/09	9,390,000 a	9,390,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.27	12/7/09	3,200,000 a	3,200,000

Connecticut--2.1%
Connecticut,
GO Notes, BAN	2.00	4/28/10	40,000,000	40,246,883

District of Columbia--.5%
District of Columbia,
GO Notes, Refunding (LOC; TD
Bank)	0.23	12/7/09	5,900,000 a	5,900,000
District of Columbia,
Multimodal GO, Refunding (LOC;
Allied Irish Banks)	0.30	12/7/09	4,285,000 a	4,285,000

Florida--1.8%
Alachua County Health Facilities

Authority, Continuing Care
Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; Bank
of Scotland)	0.31	12/1/09	4,500,000 a	4,500,000
JEA,
District Energy System Revenue
(LOC; State Street Bank and
Trust Co.)	0.20	12/7/09	2,145,000 a	2,145,000
Leesburg,
HR, Refunding (The Villages
Regional Hospital Project)
(LOC; Bank of Nova Scotia)	0.25	12/7/09	6,000,000 a	6,000,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	0.30	12/7/09	8,770,000 a	8,770,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.25	12/7/09	12,800,000 a	12,800,000

Georgia--6.0%
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Societe Generale)	1.93	12/7/09	6,530,000 a	6,530,000
Cobb County Development Authority,
Educational Facilities Revenue
(Mount Paran Christian School,
Inc. Project) (LOC; Wells
Fargo Bank)	0.24	12/7/09	10,015,000 a	10,015,000
Fulton County Development
Authority, Local District
Cooling Facility Subordinate
Revenue (Maxon Atlantic
Station, LLC Project) (LOC;
Credit Agricole)	0.30	12/7/09	1,000,000 a	1,000,000
Fulton County School District,
GO Notes, TAN	0.75	12/31/09	50,000,000	50,018,246
Metropolitan Atlanta Rapid Transit

Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: Bayerische Landesbank
and Westdeutsche Landesbank)	0.36	12/7/09	36,200,000 a	36,200,000
Municipal Electric Authority of
Georgia, Project One
Subordinated Bonds (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.40	12/7/09	11,200,000 a	11,200,000

Hawaii--.3%
Hawaii Housing Finance and
Development Corporation, MFHR
(Lokahi Ka'u) (Liquidity
Facility; FHLMC)	0.25	12/7/09	5,200,000 a	5,200,000

Idaho--.5%
Coeur D'Alene Tribe,
Revenue (LOC; Bank of America)	0.30	12/7/09	10,000,000 a	10,000,000

Illinois--9.4%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.27	12/7/09	14,750,000 a	14,750,000
Chicago,
Second Lien Water Revenue,
Refunding (LOC; State Street
Bank and Trust Co.)	0.27	12/7/09	3,200,000 a	3,200,000
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (LOC; Dexia
Credit Locale)	0.29	12/7/09	30,000,000 a	30,000,000
Illinois Educational Facilities
Authority, Revenue (The
University of Chicago)	0.52	5/5/10	40,000,000	40,000,000
Illinois Educational Facilities
Authority, Revenue (The
University of Chicago)	0.52	8/12/10	30,000,000	30,000,000
Illinois Finance Authority,

PCR, Refunding (Commonwealth
Edison Company Project) (LOC;
JPMorgan Chase Bank)	0.24	12/7/09	8,305,000 a	8,305,000
Illinois Finance Authority,
PCR, Refunding (Commonwealth
Edison Company Project) (LOC;
JPMorgan Chase Bank)	0.25	12/7/09	10,100,000 a	10,100,000
Illinois Finance Authority,
Revenue (Northwestern
University)	0.58	2/2/10	18,400,000	18,400,000
Illinois Finance Authority,
Revenue (OSF Healthcare
System) (LOC; National City
Bank)	0.21	12/7/09	7,100,000 a	7,100,000
Illinois Finance Authority,
Revenue (Southern Illinois
Healthcare Enterprises, Inc.)
(LOC; Bank of Nova Scotia)	0.27	12/7/09	4,580,000 a	4,580,000
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago) (LOC; Northern Trust
Co.)	0.30	12/7/09	2,900,000 a	2,900,000
Illinois Finance Authority,
Revenue, Refunding (Bradley
University) (LOC; Northern
Trust Co.)	0.24	12/7/09	4,300,000 a	4,300,000
Illinois Finance Authority,
Revenue, Refunding (The
University of Chicago Medical
Center) (LOC; Wells Fargo Bank)	0.19	12/7/09	3,100,000 a	3,100,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.30	12/7/09	3,250,000 a	3,250,000

Indiana--.7%
Indiana Finance Authority,
HR, Refunding (Floyd Memorial
Hospital and Health Services
Project) (LOC; Branch Banking
and Trust Co.)	0.23	12/1/09	4,500,000 a	4,500,000
Lawrenceburg,

PCR, Refunding (Indiana
Michigan Power Company
Project) (LOC; Royal Bank of
Scotland)	0.30	12/7/09	8,600,000 a	8,600,000

Iowa--1.4%
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; Allied Irish
Banks)	0.38	12/1/09	17,695,000 a	17,695,000
Iowa Finance Authority,
Private School Facility
Revenue (Xavier High School
Project) (LOC; Allied Irish
Banks)	0.34	12/7/09	9,900,000 a	9,900,000

Kansas--.8%
Kansas Department of
Transportation, Highway
Revenue, Refunding (Liquidity
Facility; Barclays Bank PLC)	0.23	12/7/09	15,000,000 a	15,000,000

Louisiana--1.0%
East Baton Rouge Parish,
Road and Street Improvement
Sales Tax Revenue, Refunding
(LOC; Dexia Credit Locale)	0.35	12/7/09	20,000,000 a	20,000,000

Maryland--3.1%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.37	12/7/09	10,000,000 a	10,000,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; Bank of America)	0.25	12/7/09	13,330,000 a	13,330,000
Montgomery County,

CP	0.40	2/4/10	35,000,000	35,000,000

Massachusetts--5.1%
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute) (LOC;
TD Bank)	0.26	12/7/09	1,600,000 a	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.26	12/7/09	3,100,000 a	3,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.19	12/1/09	25,700,000 a	25,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.21	12/1/09	5,100,000 a	5,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (LOC; JPMorgan Chase
Bank)	0.19	12/1/09	19,345,000 a	19,345,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.15	12/1/09	18,130,000 a	18,130,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.19	12/1/09	12,700,000 a	12,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.53	4/7/10	8,500,000	8,500,000
Massachusetts Housing Finance
Agency, Housing Revenue

(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.32	12/7/09	3,170,000 a	3,170,000

Michigan--.6%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.27	12/7/09	8,700,000 a	8,700,000
Michigan Strategic Fund,
LOR, Refunding (Waterfront
Reclamation and Development
Project) (LOC; Deutsche
Bankers Trust Company)	0.27	12/7/09	2,810,000 a	2,810,000

Minnesota--1.3%
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue,
CP (LOC; Westdeutsche
Landesbank)	0.35	12/3/09	8,119,000	8,119,000
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)
(LOC; Allied Irish Banks)	0.25	12/7/09	13,950,000 a	13,950,000
Saint Paul Port Authority,
District Cooling Revenue (LOC;
Deutsche Bank)	0.26	12/7/09	3,000,000 a	3,000,000

New Hampshire--3.8%
New Hampshire,
CP	0.30	1/20/10	32,000,000	32,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Crotched Mountain
Rehabilitation Center Issue)
(LOC; Allied Irish Banks)	0.40	12/7/09	22,600,000 a	22,600,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Proctor Academy Issue) (LOC;
Allied Irish Banks)	0.40	12/7/09	5,000,000 a	5,000,000

New Hampshire Housing Finance
Authority, MFHR, Refunding
(EQR-Bond Partnership -
Manchester Project) (LOC; FNMA)	0.23	12/7/09	12,700,000 a	12,700,000

New York--11.6%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.21	12/1/09	21,900,000 a	21,900,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; KBC
Bank)	0.23	12/7/09	14,250,000 a	14,250,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	29,800,000	29,839,202
New York City,
GO Notes (LOC; Fortis Bank)	0.20	12/1/09	17,700,000 a	17,700,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.28	12/7/09	17,010,000 a	17,010,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.20	12/1/09	26,000,000 a	26,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.21	12/1/09	22,700,000 a	22,700,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Bayerische Landesbank)	0.22	12/1/09	9,000,000 a	9,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.30	12/7/09	12,755,000 a	12,755,000
New York City Transitional Finance

Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Bayerische
Landesbank)	0.21	12/1/09	8,000,000 a	8,000,000
New York City Trust for Cultural
Resources, Revenue (Alvin
Ailey Dance Foundation) (LOC;
Citibank NA)	0.23	12/7/09	8,960,000 a	8,960,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.30	12/7/09	11,950,000 a	11,950,000
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)
(LOC; Allied Irish Banks)	0.23	12/7/09	20,000,000 a	20,000,000

North Carolina--2.8%
Greensboro,
Refunding, COP (Greensboro
Coliseum Complex) (LOC; Wells
Fargo Bank)	0.30	12/7/09	1,950,000 a	1,950,000
New Hanover County,
HR, Refunding (New Hanover
Regional Medical Center)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Wells Fargo Bank)	0.25	12/7/09	24,030,000 a	24,030,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Union
Regional Medical Center
Project) (LOC; Wells Fargo
Bank)	0.30	12/7/09	13,000,000 a	13,000,000
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Carolina Village
Project) (LOC; Wells Fargo

Bank)	0.24	12/7/09	5,100,000 a	5,100,000
Raleigh,
COP (Downtown Improvements
Projects)	2.50	1/20/10	10,000,000	10,024,931

Ohio--4.3%
Butler County,
Healthcare Facilities
Improvement Revenue, Refunding
(Lifesphere Project) (LOC;
U.S. Bank NA)	0.20	12/7/09	3,400,000 a	3,400,000
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.21	12/7/09	20,000,000 a	20,000,000
Cuyahoga County,
GO Notes, Capital Improvement
BAN	2.50	12/23/09	30,000,000	30,025,930
Lucas County,
HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	0.20	12/7/09	7,800,000 a	7,800,000
Lucas County,
HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	0.25	12/7/09	5,100,000 a	5,100,000
Ohio Higher Educational Facility,
Revenue, Refunding (Case
Western Reserve University
Project) (LOC; Allied Irish
Banks)	0.39	12/7/09	6,000,000 a	6,000,000
Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; U.S. Bank
NA)	0.25	12/7/09	9,700,000 a	9,700,000

Oregon--.2%
Yamhill County Hospital Authority,
Revenue, Refunding
(Friendsview Retirement
Community - Oregon) (LOC; U.S.
Bank NA)	0.22	12/1/09	4,170,000 a	4,170,000

Pennsylvania--8.1%
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.21	12/7/09	30,000,000 a	30,000,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)	0.23	12/7/09	12,600,000 a	12,600,000
Chester County Health and
Education Facilities
Authority, Revenue (Simpson
Meadows Project) (LOC; Wells
Fargo Bank)	0.34	12/7/09	2,500,000 a	2,500,000
Cumberland County Municipal
Authority, Revenue (Lutheran
Services Northeast, Tressler
Lutheran Services, The
Lutheran Home at Topton, The
Lutheran Welfare Service of
Northeastern Pennsylvania,
Inc. and Hospice Saint John
Obligated Group Project)
(LOC; Wells Fargo Bank)	0.24	12/7/09	1,200,000 a	1,200,000
Lancaster County,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Royal Bank
of Canada)	0.29	12/7/09	21,360,000 a	21,360,000
Lower Merion School District,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.24	12/7/09	8,800,000 a	8,800,000
Luzerne County,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.27	12/7/09	56,500,000 a	56,500,000
Pennsylvania State University,
Revenue, Refunding	1.50	6/1/10	7,500,000	7,538,744

Philadelphia,
Gas Works Revenue, Refunding
(LOC; Scotiabank)	0.22	12/7/09	4,700,000 a	4,700,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue,
Refunding (LOC; PNC Bank NA)	0.20	12/7/09	9,000,000 a	9,000,000

South Carolina--.8%
South Carolina Jobs-Economic
Development Authority, HR,
Refunding (AnMed Health
Project) (LOC; Branch Banking
and Trust Co.)	0.21	12/7/09	5,000,000 a	5,000,000
South Carolina Jobs-Economic
Development Authority, HR,
Refunding (Tuomey Regional
Medical Center) (LOC; Wells
Fargo Bank)	0.24	12/7/09	10,000,000 a	10,000,000

South Dakota--.1%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.22	12/1/09	1,000,000 a	1,000,000

Tennessee--1.6%
Metropolitan Nashville Airport
Authority, Airport Improvement
Revenue, Refunding (LOC;
Societe Generale)	0.25	12/7/09	4,800,000 a	4,800,000
Tennessee,
CP	0.35	12/3/09	24,850,000	24,850,000

Texas--8.3%
Harris County Cultural Education
Facilities Finance
Corporation, HR, Refunding
(Memorial Hermann Healthcare
System) (LOC; Allied Irish
Banks)	0.40	12/7/09	6,000,000 a	6,000,000
Harris County Flood Control

District, CP (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.28	12/1/09	69,665,000	69,665,000
Harris County Health Facilities
Development Corporation, HR
(Baylor College of Medicine)
(LOC; Wachovia Bank)	0.20	12/1/09	16,950,000 a	16,950,000
Texas,
TRAN	2.50	8/31/10	30,000,000	30,457,783
Travis County Health Facilities
Development Corporation,
Retirement Facilities Revenue
(Longhorn Village Project)
(LOC; Bank of Scotland)	0.25	12/7/09	34,600,000 a	34,600,000

Utah--.2%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.27	12/7/09	3,125,000 a	3,125,000

Virginia--1.6%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Branch Banking and Trust
Co.)	0.26	12/7/09	5,900,000 a	5,900,000
Alexandria Industrial Development
Authority, Pooled Loan Program
Revenue (LOC; Bank of America)	0.30	12/7/09	4,960,000 a	4,960,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	1.25	2/1/10	11,295,000	11,310,738
Williamsburg Industrial
Development Authority, Revenue
(The Colonial Williamsburg
Foundation) (LOC; Wells Fargo
Bank)	0.24	12/7/09	8,200,000 a	8,200,000

Washington--2.5%
Seattle Housing Authority,
Low Income Housing Assistance

Revenue (Foss Home Project)
(LOC; Wells Fargo Bank)	0.27	12/7/09	3,600,000 a	3,600,000
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	0.27	12/7/09	30,000,000 a	30,000,000
Vancouver Housing Authority,
Pooled Housing Revenue,
Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.24	12/7/09	4,400,000 a	4,400,000
Washington Health Care Facilities
Authority, Revenue (Southwest
Washington Medical Center)
(LOC; Allied Irish Banks)	0.30	12/7/09	4,650,000 a	4,650,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Pioneer Human
Services Projects) (LOC; U.S.
Bank NA)	0.21	12/7/09	5,785,000 a	5,785,000

Wisconsin--1.9%
Racine,
SWDR, Refunding (Republic
Services, Inc. Project) (LOC;
JPMorgan Chase Bank)	0.30	12/7/09	1,000,000 a	1,000,000
University of Wisconsin Hospitals
and Clinics Authority,
Revenue, Refunding (LOC; U.S.
Bancorp)	0.20	12/7/09	2,450,000 a	2,450,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Riverview Hospital
Association) (LOC; U.S. Bank
NA)	0.22	12/1/09	10,360,000 a	10,360,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Saint Luke's Medical Center
Project) (LOC; KBC Bank)	0.30	12/7/09	23,100,000 a	23,100,000

Wyoming--.1%
Sweetwater County,
PCR, Refunding (Pacificorp

Projects) (LOC; Barclays Bank
PLC)	0.27	12/1/09	1,600,000 a	1,600,000

Total Investments (cost $1,907,271,457)			100.1%	1,907,271,457
Liabilities, Less Cash and Receivables			(.1%)	(2,076,771)
Net Assets			100.0%	1,905,194,686

a	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,907,271,457
Level 3 - Significant Unobservable Inputs	-
Total	1,907,271,457

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Repurchase agreements: The funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred.

There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	1/21/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	1/21/2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	1/21/2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)